     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007

                                                              FILE NO. 333-82866

                                                                       811-07329

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 14                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 98                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2007. However, it will also be distributed to owners who purchase their policy before May 1, 2007.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2007. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG WALL STREET VARIABLE UNIVERSAL LIFE

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I of Stag Wall Street Variable Universal Life insurance policy (policy). Please read it carefully before you purchase your variable universal life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Stag Wall Street Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.



You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal lnstitutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     4
ABOUT US                                                                      14
  Hartford Life and Annuity Insurance Company                                 14
  Separate Account VL I                                                       14
  The Funds                                                                   14
  The Fixed Account                                                           20
CHARGES AND DEDUCTIONS                                                        21
YOUR POLICY                                                                   22
PREMIUMS                                                                      29
DEATH BENEFITS AND POLICY VALUES                                              32
MAKING WITHDRAWALS FROM YOUR POLICY                                           33
LOANS                                                                         33
LAPSE AND REINSTATEMENT                                                       34
FEDERAL TAX CONSIDERATIONS                                                    35
LEGAL PROCEEDINGS                                                             40
GLOSSARY OF SPECIAL TERMS                                                     41
WHERE YOU CAN FIND MORE INFORMATION                                           42
STATEMENT OF ADDITIONAL INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. At issue, you select one of two death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may select from a variety of riders.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit gurantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     2.50% of each premium payment in all policy years.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first fourteen policy years.          $9.00 per $1,000 of the initial Face Amount for a 20-year- old.
                      When you make certain Face Amount         Maximum Charge
                      decreases during the first fourteen       $40.00 per $1,000 of the initial Face Amount for an 85-year-old.
                      policy years.                             Charge for a representative insured
                      When you take certain withdrawals during  $10.00 per $1,000 of the initial Face Amount for a 34-year-old male
                      the first fourteen policy years.          standard non-nicotine.
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.



*   Not currently being assessed.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0566667 per $1,000 of the net amount at risk for an issue age
                                                                10-year-old female in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of the net amount at risk for an issue age
                                                                85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.1375 per $1,000 of the net amount at risk for an issue age
                                                                34-year-old male standard non-nicotine in the first year.
Mortality and         Monthly.                                  1.2% per year of Sub-Account Value (deducted on a monthly basis at a
Expense Risk Charge                                             rate of 1/12 of 1.2%).
Administrative        Monthly.                                  $10
Charge
Loan Interest Rate    Monthly if you have take a loan on your   5.0% annually
(2)                   policy



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) For Non-Preferred Indebtedness, the Loan Interest Rate is 5.0% during policy years 1-10 and 4.0% during policy years 11 and later. For Preferred Indebtedness, the Loan Interest Rate is 3.0% during all policy years. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------


   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first year.
                                                                Charge for a representative insured
                                                                $0.04 per $1 of specified amount for a 34-year-old male in the first year.
Term Insurance Rider  Monthly.                                  Minimum Charge
(1)                                                             $0.0566667 per $1,000 of the net amount at risk for a 10-year-old standard non-nicotine female in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of the net amount at risk for an 85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.1375 per $1,000 of the net amount at risk for a 34-year-old male standard non-nicotine in the first year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.83 per $1,000 of the net amount at risk for a 10-year-old in the first year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the net amount at risk for a 60-year-old in the first year.
                                                                Charge for a representative insured
                                                                $0.88 per $1,000 of the net amount at risk for a 34-year-old in the first year.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male in the first year.
                                                                Maximum Charge
                                                                33.3% of the monthly deduction amount for a 55-year-old female in the first year.
                                                                Charge for a representative insured
                                                                8% of the monthly deduction amount for a 34-year old male in the first year.
Death Benefit         Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 34-year old.
Child Insurance       Monthly.                                  The fee is $0.50 per $1,000 of coverage.
Rider
Accelerated Death     When you exercise the benefit.            Maximum Charge
Benefit Rider for                                               $300
Terminal Illness



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.


                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.34%              1.48%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                      DISTRIBUTION                            ACQUIRED
                                         AND/OR                                 FUND
                    MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND         FEE               FEES             EXPENSES           EXPENSES
-------------------------------------------------------------------------------------------
AIM VARIABLE
INSURANCE FUNDS
(FORMERLY AIM
VARIABLE
INSURANCE
FUNDS, INC.)
AIM V.I.
 Capital
 Appreciation
 Fund --Series
 I                      0.61%                N/A              0.30%              0.00%
AIM V.I.
 Capital
 Development
 Fund --Series
 I                      0.75%                N/A              0.34%              0.01%
AIM V.I. Core
 Equity Fund --
 Series I               0.61%                N/A              0.28%              0.02%
AIM V.I. Mid
 Cap Core
 Equity Fund --
 Series I               0.72%                N/A              0.32%              0.02%
AIM V.I. Small
 Cap Equity
 Fund -- Series
 I                      0.75%                N/A              0.53%              0.01%
ALLIANCEBERNSTEIN
VARIABLE
PRODUCTS SERIES
FUND, INC.
AllianceBernstein VPS
 International
 Growth
 Portfolio --
 Class B*               0.75%              0.25%              0.48%                N/A
AllianceBernstein VPS
 International
 Value
 Portfolio --
 Class B*               0.75%              0.25%              0.10%                N/A
AllianceBernstein VPS
 Small/Mid Cap
 Value
 Portfolio --
 Class B*               0.75%              0.25%              0.11%                N/A
AMERICAN FUNDS
INSURANCE
SERIES
American Funds
 Asset
 Allocation
 Fund -- Class
 2*                     0.32%              0.25%              0.01%                N/A
American Funds
 Blue Chip
 Income and
 Growth Fund --
 Class 2*               0.42%              0.25%              0.01%                N/A
American Funds
 Bond Fund --
 Class 2*               0.41%              0.25%              0.01%                N/A
American Funds
 Global Growth
 Fund -- Class
 2*                     0.55%              0.25%              0.03%                N/A
American Funds
 Global Small
 Capitalization
 Fund -- Class
 2*                     0.72%              0.25%              0.05%                N/A
American Funds
 Growth Fund --
 Class 2*               0.32%              0.25%              0.02%                N/A

                       TOTAL          CONTRACTUAL FEE        NET TOTAL
                      ANNUAL              WAIVER               ANNUAL
                     OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND      EXPENSES          REIMBURSEMENT          EXPENSES
---------------  ----------------------------------------------------------
AIM VARIABLE
INSURANCE FUNDS
(FORMERLY AIM
VARIABLE
INSURANCE
FUNDS, INC.)
AIM V.I.
 Capital
 Appreciation
 Fund --Series
 I                      0.91%                 N/A               0.91%  (1)
AIM V.I.
 Capital
 Development
 Fund --Series
 I                      1.10%               0.01%               1.09%  (2)
AIM V.I. Core
 Equity Fund --
 Series I               0.91%                 N/A               0.91%  (3)
AIM V.I. Mid
 Cap Core
 Equity Fund --
 Series I               1.06%                 N/A               1.06%  (4)
AIM V.I. Small
 Cap Equity
 Fund -- Series
 I                      1.29%               0.13%               1.16%  (5)
ALLIANCEBERNSTE
VARIABLE
PRODUCTS SERIES
FUND, INC.
AllianceBernste
 International
 Growth
 Portfolio --
 Class B*               1.48%                 N/A               1.48%
AllianceBernste
 International
 Value
 Portfolio --
 Class B*               1.10%                 N/A               1.10%
AllianceBernste
 Small/Mid Cap
 Value
 Portfolio --
 Class B*               1.11%                 N/A               1.11%
AMERICAN FUNDS
INSURANCE
SERIES
American Funds
 Asset
 Allocation
 Fund -- Class
 2*                     0.58%                 N/A               0.58%  (6)
American Funds
 Blue Chip
 Income and
 Growth Fund --
 Class 2*               0.68%                 N/A               0.68%  (6)
American Funds
 Bond Fund --
 Class 2*               0.67%                 N/A               0.67%  (6)
American Funds
 Global Growth
 Fund -- Class
 2*                     0.83%                 N/A               0.83%  (6)
American Funds
 Global Small
 Capitalization
 Fund -- Class
 2*                     1.02%                 N/A               1.02%  (6)
American Funds
 Growth Fund --
 Class 2*               0.59%                 N/A               0.59%  (6)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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
                                      DISTRIBUTION                            ACQUIRED
                                         AND/OR                                 FUND
                    MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND         FEE               FEES             EXPENSES           EXPENSES
-------------------------------------------------------------------------------------------
American Funds
 Growth-Income
 Fund -- Class
 2*                     0.27%              0.25%              0.01%                N/A
American Funds
 International
 Fund --Class
 2*                     0.50%              0.25%              0.04%                N/A
American Funds
 New World Fund
 -- Class 2*            0.81%              0.25%              0.07%                N/A
FIDELITY
VARIABLE
INSURANCE
PRODUCTS FUNDS
Fidelity VIP
 Asset Manager
 Portfolio --
 Initial Class          0.52%                N/A              0.13%                N/A
Fidelity VIP
 Contrafund(R)
 Portfolio --
 Service Class
 2*                     0.57%              0.25%              0.09%                N/A
Fidelity VIP
 Equity-Income
 Portfolio --
 Initial Class          0.47%                N/A              0.10%                N/A
Fidelity VIP
 Equity-Income
 Portfolio --
 Service Class
 2*                     0.47%              0.25%              0.10%                N/A
Fidelity VIP
 Mid Cap
 Portfolio --
 Service Class
 2*                     0.57%              0.25%              0.11%                N/A
Fidelity VIP
 Overseas
 Portfolio --
 Initial Class          0.72%                N/A              0.16%                N/A
FRANKLIN
TEMPLETON
VARIABLE
INSURANCE
PRODUCTS TRUST
Franklin Income
 Securities
 Fund -- Class
 2*                     0.46%              0.25%              0.01%                N/A
Franklin Small
 Cap Value
 Securities
 Fund -- Class
 2*                     0.51%              0.25%              0.20%                N/A
Mutual
 Discovery
 Securities
 Fund -- Class
 2*                     0.80%              0.25%              0.23%                N/A
Mutual Shares
 Securities
 Fund -- Class
 2*                     0.60%              0.25%              0.21%                N/A
Templeton
 Global Income
 Securities
 Fund -- Class
 2*                     0.56%              0.25%              0.16%                N/A
Templeton
 Growth
 Securities
 Fund -- Class
 2*                     0.74%              0.25%              0.04%                N/A
HARTFORD HLS
SERIES FUND II,
INC.
Hartford Growth
 Opportunities
 HLS Fund - -
 Class IA               0.61%                N/A              0.04%                N/A
Hartford Value
 Opportunities
 HLS Fund - -
 Class IA               0.62%                N/A              0.02%                N/A
HARTFORD SERIES
 FUND, INC.
Hartford
 Advisers HLS
 Fund -- Class
 IA                     0.60%                N/A              0.04%                N/A
Hartford
 Capital
 Appreciation
 HLS Fund --
 Class IA               0.63%                N/A              0.04%                N/A
Hartford
 Disciplined
 Equity HLS
 Fund -- Class
 IA                     0.68%                N/A              0.04%                N/A
Hartford
 Dividend and
 Growth HLS
 Fund --Class
 IA                     0.64%                N/A              0.03%                N/A

                       TOTAL          CONTRACTUAL FEE        NET TOTAL
                      ANNUAL              WAIVER               ANNUAL
                     OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND      EXPENSES          REIMBURSEMENT          EXPENSES
---------------  ----------------------------------------------------------
American Funds
 Growth-Income
 Fund -- Class
 2*                     0.53%                 N/A               0.53%  (6)
American Funds
 International
 Fund --Class
 2*                     0.79%                 N/A               0.79%  (6)
American Funds
 New World Fund
 -- Class 2*            1.13%               0.00%               1.13%  (6)
FIDELITY
VARIABLE
INSURANCE
PRODUCTS FUNDS
Fidelity VIP
 Asset Manager
 Portfolio --
 Initial Class          0.65%                 N/A               0.65%  (7)
Fidelity VIP
 Contrafund(R)
 Portfolio --
 Service Class
 2*                     0.91%                 N/A               0.91%  (8)
Fidelity VIP
 Equity-Income
 Portfolio --
 Initial Class          0.57%                 N/A               0.57%  (7)
Fidelity VIP
 Equity-Income
 Portfolio --
 Service Class
 2*                     0.82%                 N/A               0.82%  (8)
Fidelity VIP
 Mid Cap
 Portfolio --
 Service Class
 2*                     0.93%                 N/A               0.93%  (8)
Fidelity VIP
 Overseas
 Portfolio --
 Initial Class          0.88%                 N/A               0.88%  (7)
FRANKLIN
TEMPLETON
VARIABLE
INSURANCE
PRODUCTS TRUST
Franklin Income
 Securities
 Fund -- Class
 2*                     0.72%                 N/A               0.72%  (9)
Franklin Small
 Cap Value
 Securities
 Fund -- Class
 2*                     0.96%                 N/A               0.96%  (10)
Mutual
 Discovery
 Securities
 Fund -- Class
 2*                     1.28%                 N/A               1.28%
Mutual Shares
 Securities
 Fund -- Class
 2*                     1.06%                 N/A               1.06%
Templeton
 Global Income
 Securities
 Fund -- Class
 2*                     0.97%                 N/A               0.97%  (11)
Templeton
 Growth
 Securities
 Fund -- Class
 2*                     1.03%                 N/A               1.03%  (12)
HARTFORD HLS
SERIES FUND II,
INC.
Hartford Growth
 Opportunities
 HLS Fund - -
 Class IA               0.65%                 N/A               0.65%
Hartford Value
 Opportunities
 HLS Fund - -
 Class IA               0.64%                 N/A               0.64%
HARTFORD SERIES
 FUND, INC.
Hartford
 Advisers HLS
 Fund -- Class
 IA                     0.64%                 N/A               0.64%
Hartford
 Capital
 Appreciation
 HLS Fund --
 Class IA               0.67%                 N/A               0.67%
Hartford
 Disciplined
 Equity HLS
 Fund -- Class
 IA                     0.72%                 N/A               0.72%
Hartford
 Dividend and
 Growth HLS
 Fund --Class
 IA                     0.67%                 N/A               0.67%

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                      DISTRIBUTION                            ACQUIRED
                                         AND/OR                                 FUND
                    MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND         FEE               FEES             EXPENSES           EXPENSES
-------------------------------------------------------------------------------------------
Hartford Global
 Advisers HLS
 Fund -- Class
 IA                     0.76%                N/A              0.06%                N/A
Hartford Global
 Leaders HLS
 Fund -- Class
 IA                     0.70%                N/A              0.06%                N/A
Hartford Global
 Technology HLS
 Fund --Class
 IA                     0.85%                N/A              0.11%                N/A
Hartford Index
 HLS Fund --
 Class IA               0.30%                N/A              0.04%                N/A
Hartford
 International
 Opportunities
 HLS Fund - -
 Class IA               0.67%                N/A              0.08%                N/A
Hartford
 International
 Small Company
 HLS Fund --
 Class IA               0.84%                N/A              0.09%                N/A
Hartford MidCap
 HLS Fund --
 Class IA               0.66%                N/A              0.02%                N/A
Hartford MidCap
 Value HLS Fund
 -- Class IA            0.75%                N/A              0.03%                N/A
Hartford Money
 Market HLS
 Fund -- Class
 IA                     0.45%                N/A              0.03%                N/A
Hartford
 Mortgage
 Securities HLS
 Fund --Class
 IA                     0.45%                N/A              0.04%                N/A
Hartford Small
 Company HLS
 Fund -- Class
 IA                     0.68%                N/A              0.04%                N/A
Hartford Stock
 HLS Fund - -
 Class IA               0.46%                N/A              0.03%                N/A
Hartford Total
 Return Bond
 HLS Fund --
 Class IA               0.46%                N/A              0.04%                N/A
LORD ABBETT
SERIES FUND,
INC.
Lord Abbett
 America's
 Value
 Portfolio --
 Class VC               0.75%                N/A              0.52%                N/A
Lord Abbett
 Growth and
 Income
 Portfolio --
 Class VC               0.48%                N/A              0.39%                N/A
MFS(R) VARIABLE
INSURANCE TRUST
MFS(R)
 Investors
 Trust Series
 -- Initial
 Class                  0.75%                N/A              0.11%                N/A
MFS(R) New
 Discovery
 Series --
 Initial Class          0.90%                N/A              0.13%                N/A
MFS(R) Total
 Return Series
 -- Initial
 Class                  0.75%                N/A              0.10%                N/A
OPPENHEIMER
VARIABLE
ACCOUNT FUNDS
Oppenheimer
 Capital
 Appreciation
 Fund/VA --
 Service
 Shares*                0.64%              0.25%              0.03%                N/A
Oppenheimer
 Global
 Securities
 Fund/VA --
 Service
 Shares*                0.62%              0.25%              0.04%                N/A

                       TOTAL          CONTRACTUAL FEE        NET TOTAL
                      ANNUAL              WAIVER               ANNUAL
                     OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND      EXPENSES          REIMBURSEMENT          EXPENSES
---------------  ----------------------------------------------------------
Hartford Global
 Advisers HLS
 Fund -- Class
 IA                     0.82%                 N/A               0.82%
Hartford Global
 Leaders HLS
 Fund -- Class
 IA                     0.76%                 N/A               0.76%
Hartford Global
 Technology HLS
 Fund --Class
 IA                     0.96%                 N/A               0.96%
Hartford Index
 HLS Fund --
 Class IA               0.34%                 N/A               0.34%
Hartford
 International
 Opportunities
 HLS Fund - -
 Class IA               0.75%                 N/A               0.75%
Hartford
 International
 Small Company
 HLS Fund --
 Class IA               0.93%                 N/A               0.93%
Hartford MidCap
 HLS Fund --
 Class IA               0.68%                 N/A               0.68%
Hartford MidCap
 Value HLS Fund
 -- Class IA            0.78%                 N/A               0.78%
Hartford Money
 Market HLS
 Fund -- Class
 IA                     0.48%                 N/A               0.48%  (13)
Hartford
 Mortgage
 Securities HLS
 Fund --Class
 IA                     0.49%                 N/A               0.49%
Hartford Small
 Company HLS
 Fund -- Class
 IA                     0.72%                 N/A               0.72%
Hartford Stock
 HLS Fund - -
 Class IA               0.49%                 N/A               0.49%
Hartford Total
 Return Bond
 HLS Fund --
 Class IA               0.50%                 N/A               0.50%
LORD ABBETT
SERIES FUND,
INC.
Lord Abbett
 America's
 Value
 Portfolio --
 Class VC               1.27%               0.12%               1.15%  (14)
Lord Abbett
 Growth and
 Income
 Portfolio --
 Class VC               0.87%                 N/A               0.87%  (14)
MFS(R) VARIABLE
INSURANCE TRUST
MFS(R)
 Investors
 Trust Series
 -- Initial
 Class                  0.86%                 N/A               0.86%  (15)
MFS(R) New
 Discovery
 Series --
 Initial Class          1.03%                 N/A               1.03%  (15)
MFS(R) Total
 Return Series
 -- Initial
 Class                  0.85%               0.02%               0.83%  (16)
OPPENHEIMER
VARIABLE
ACCOUNT FUNDS
Oppenheimer
 Capital
 Appreciation
 Fund/VA --
 Service
 Shares*                0.92%                 N/A               0.92%  (17)
Oppenheimer
 Global
 Securities
 Fund/VA --
 Service
 Shares*                0.91%                 N/A               0.91%  (18)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                      DISTRIBUTION                            ACQUIRED
                                         AND/OR                                 FUND
                    MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND         FEE               FEES             EXPENSES           EXPENSES
-------------------------------------------------------------------------------------------
Oppenheimer
 Main Street
 Fund(R)/VA --
 Service
 Shares*                0.64%              0.25%              0.02%                N/A
PUTNAM VARIABLE
 TRUST
Putnam VT
 Capital
 Opportunities
 Fund --Class
 IB*                    0.65%              0.25%              0.42%                N/A
Putnam VT
 Diversified
 Income Fund --
 Class IA               0.70%                N/A              0.15%              0.02%
Putnam VT
 Equity Income
 Fund -- Class
 IB*                    0.65%              0.25%              0.15%                N/A
Putnam VT
 Global Asset
 Allocation
 Fund -- Class
 IA                     0.70%                N/A              0.22%              0.01%
Putnam VT
 Global Equity
 Fund -- Class
 IA                     0.78%                N/A              0.17%                N/A
Putnam VT
 Growth and
 Income Fund --
 Class IA               0.49%                N/A              0.06%                N/A
Putnam VT
 Health
 Sciences Fund
 -- Class IA            0.70%                N/A              0.15%                N/A
Putnam VT High
 Yield Fund --
 Class IA               0.68%                N/A              0.12%              0.01%
Putnam VT
 Income Fund -
 - Class IA             0.61%                N/A              0.12%              0.03%
Putnam VT
 International
 Equity Fund --
 Class IA               0.74%                N/A              0.19%                N/A
Putnam VT
 International
 Growth and
 Income Fund --
 Class IA               0.80%                N/A              0.23%                N/A
Putnam VT
 International
 New
 Opportunities
 Fund - - Class
 IA                     1.00%                N/A              0.24%                N/A
Putnam VT
 Investors Fund
 -- Class IA            0.65%                N/A              0.12%                N/A
Putnam VT Money
 Market Fund --
 Class IA               0.45%                N/A              0.12%                N/A
Putnam VT New
 Opportunities
 Fund --Class
 IA                     0.62%                N/A              0.09%                N/A
Putnam VT New
 Value Fund --
 Class IA               0.68%                N/A              0.09%                N/A
Putnam VT OTC &
 Emerging
 Growth Fund --
 Class IA               0.70%                N/A              0.24%                N/A
Putnam VT Small
 Cap Value Fund
 -- Class IB*           0.76%              0.25%              0.09%                N/A
Putnam VT The
 George Putnam
 Fund of Boston
 --Class IA             0.63%                N/A              0.11%              0.01%
Putnam VT
 Utilities
 Growth and
 Income Fund --
 Class IA               0.70%                N/A              0.17%                N/A
Putnam VT Vista
 Fund --Class
 IA                     0.65%                N/A              0.15%                N/A

                       TOTAL          CONTRACTUAL FEE        NET TOTAL
                      ANNUAL              WAIVER               ANNUAL
                     OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND      EXPENSES          REIMBURSEMENT          EXPENSES
---------------  ----------------------------------------------------------
Oppenheimer
 Main Street
 Fund(R)/VA --
 Service
 Shares*                0.91%                 N/A               0.91%  (19)
PUTNAM VARIABLE
 TRUST
Putnam VT
 Capital
 Opportunities
 Fund --Class
 IB*                    1.32%                 N/A               1.32%
Putnam VT
 Diversified
 Income Fund --
 Class IA               0.87%                 N/A               0.87%
Putnam VT
 Equity Income
 Fund -- Class
 IB*                    1.05%                 N/A               1.05%
Putnam VT
 Global Asset
 Allocation
 Fund -- Class
 IA                     0.93%                 N/A               0.93%
Putnam VT
 Global Equity
 Fund -- Class
 IA                     0.95%                 N/A               0.95%
Putnam VT
 Growth and
 Income Fund --
 Class IA               0.55%                 N/A               0.55%
Putnam VT
 Health
 Sciences Fund
 -- Class IA            0.85%                 N/A               0.85%
Putnam VT High
 Yield Fund --
 Class IA               0.81%                 N/A               0.81%
Putnam VT
 Income Fund -
 - Class IA             0.76%                 N/A               0.76%
Putnam VT
 International
 Equity Fund --
 Class IA               0.93%                 N/A               0.93%
Putnam VT
 International
 Growth and
 Income Fund --
 Class IA               1.03%                 N/A               1.03%
Putnam VT
 International
 New
 Opportunities
 Fund - - Class
 IA                     1.24%                 N/A               1.24%
Putnam VT
 Investors Fund
 -- Class IA            0.77%                 N/A               0.77%
Putnam VT Money
 Market Fund --
 Class IA               0.57%                 N/A               0.57%
Putnam VT New
 Opportunities
 Fund --Class
 IA                     0.71%                 N/A               0.71%
Putnam VT New
 Value Fund --
 Class IA               0.77%                 N/A               0.77%
Putnam VT OTC &
 Emerging
 Growth Fund --
 Class IA               0.94%                 N/A               0.94%
Putnam VT Small
 Cap Value Fund
 -- Class IB*           1.10%                 N/A               1.10%
Putnam VT The
 George Putnam
 Fund of Boston
 --Class IA             0.75%                 N/A               0.75%
Putnam VT
 Utilities
 Growth and
 Income Fund --
 Class IA               0.87%                 N/A               0.87%
Putnam VT Vista
 Fund --Class
 IA                     0.80%                 N/A               0.80%

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                      DISTRIBUTION                            ACQUIRED
                                         AND/OR                                 FUND
                    MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND         FEE               FEES             EXPENSES           EXPENSES
-------------------------------------------------------------------------------------------
Putnam VT
 Voyager Fund
 -- Class IA            0.59%                N/A              0.07%                N/A
THE UNIVERSAL
INSTITUTIONAL
FUNDS, INC.
Van Kampen --
 UIF U.S. Mid
 Cap Value
 Portfolio - -
 Class II*              0.72%              0.35%              0.29%                N/A
VAN KAMPEN LIFE
INVESTMENT
TRUST
Van Kampen LIT
 Comstock
 Portfolio --
 Class II*              0.56%              0.25%              0.03%                N/A

                       TOTAL          CONTRACTUAL FEE        NET TOTAL
                      ANNUAL              WAIVER               ANNUAL
                     OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND      EXPENSES          REIMBURSEMENT          EXPENSES
---------------  ----------------------------------------------------------
Putnam VT
 Voyager Fund
 -- Class IA            0.66%                 N/A               0.66%
THE UNIVERSAL
INSTITUTIONAL
FUNDS, INC.
Van Kampen --
 UIF U.S. Mid
 Cap Value
 Portfolio - -
 Class II*              1.36%                 N/A               1.36%  (20)
VAN KAMPEN LIFE
INVESTMENT
TRUST
Van Kampen LIT
 Comstock
 Portfolio --
 Class II*              0.84%                 N/A               0.84%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


(3) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(5) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



     As a result of the reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(6) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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(7)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity
     VIP Asset Manager Portfolio -- Initial Class: 0.63%; Fidelity VIP Contrafund(R) Portfolio -- Initial Class: 0.65%; Fidelity VIP Equity Income Portfolio --Initial Class: 0.56%; Fidelity VIP Growth Portfolio -- Initial
     Class: 0.67%; and Fidelity VIP Overseas Portfolio -- Initial Class: 0.81%. These offsets may be discontinued at any time.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.90%; Fidelity VIP Equity Income Portfolio -- Service Class 2: 0.81%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.91%. These offsets may be discontinued at any time.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(11) The Fund administration fee is paid indirectly through the management fee.



(12) The Fund administration fee is paid indirectly through the management fee.



(13) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.



(14) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.



(15) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(16) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $5,287 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(18) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $13,271 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(19) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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     per fiscal year. The undertaking may be amended or withdrawn at any time for all classes. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,785 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(20) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.11%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS
(FORMERLY AIM VARIABLE
INSURANCE FUNDS, INC.)
 AIM V.I. CAPITAL          Growth of capital          A I M Advisors, Inc.
  APPRECIATION FUND --
  SERIES I
 AIM V.I. CAPITAL          Long-term growth of        A I M Advisors, Inc.
  DEVELOPMENT FUND --      capital
  SERIES I
 AIM V.I. CORE EQUITY      Growth of capital          A I M Advisors, Inc.
  FUND -- SERIES I
 AIM V.I. MID CAP CORE     Long-term growth of        A I M Advisors, Inc.
  EQUITY FUND -- SERIES I  capital
 AIM V.I. SMALL CAP        Long-term growth of        A I M Advisors, Inc.
  EQUITY FUND -- SERIES I  capital
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS SERIES
FUND, INC.
 ALLIANCEBERNSTEIN VPS     Long-term growth of        AllianceBernstein L.P.
  INTERNATIONAL GROWTH     capital
  PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS     Long-term growth of        AllianceBernstein L.P.
  INTERNATIONAL VALUE      capital
  PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS     Long-term growth of        AllianceBernstein L.P.
  SMALL/MID CAP VALUE      capital
  PORTFOLIO -- CLASS B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES
 AMERICAN FUNDS ASSET      High total return,         Capital Research and
  ALLOCATION FUND --       including income and       Management Company
  CLASS 2                  capital gains, consistent
                           with the preservation of
                           capital over the long
                           term.
 AMERICAN FUNDS BLUE CHIP  Produce income exceeding   Capital Research and
  INCOME AND GROWTH FUND   the average yield on U.S.  Management Company
  -- CLASS 2               stocks generally (as
                           represented by the
                           average yield on the
                           Standard & Poor's 500
                           Composite Index)and to
                           provide an opportunity
                           for growth of principal
                           consistent with sound
                           common stock investing.
 AMERICAN FUNDS BOND FUND  High level of current      Capital Research and
  -- CLASS 2               income as is consistent    Management Company
                           with the preservation of
                           capital.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  GROWTH FUND -- CLASS 2   investment grow over time  Management Company
                           by investing primarily in
                           common stocks of
                           companies located around
                           the world.
 AMERICAN FUNDS GLOBAL     Seeks to make your         Capital Research and
  SMALL CAPITALIZATION     investment grow over time  Management Company
  FUND -- CLASS 2          by investing primarily in
                           stocks of smaller
                           companies located around
                           the world.
 AMERICAN FUNDS GROWTH     Seeks to make your         Capital Research and
  FUND -- CLASS 2          investment grow by         Management Company
                           investing primarily in
                           common stocks of
                           companies that appear to
                           offer superior
                           opportunities for growth
                           of capital.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  GROWTH-INCOME FUND --    investment grow and        Management Company
  CLASS 2                  provide you with income
                           over time by investing
                           primarily in common
                           stocks or other
                           securities that
                           demonstrate the potential
                           for appreciation and/or
                           dividends.
 AMERICAN FUNDS            Seeks to make your         Capital Research and
  INTERNATIONAL FUND --    investment grow over time  Management Company
  CLASS 2                  by investing primarily in
                           common stocks of
                           companies located outside
                           the United States.
 AMERICAN FUNDS NEW WORLD  Long-term capital          Capital Research and
  FUND -- CLASS 2          appreciation               Management Company
FIDELITY VARIABLE
INSURANCE PRODUCTS FUNDS
 FIDELITY VIP ASSET        High total return          Fidelity Management & Research
  MANAGER PORTFOLIO --                                Company
  INITIAL CLASS (1)
 FIDELITY VIP              Long-term capital          Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO  appreciation               Company
  -- SERVICE CLASS 2
 FIDELITY VIP              Reasonable income. Fund    Fidelity Management & Research
  EQUITY-INCOME PORTFOLIO  will also consider         Company
  -- INITIAL CLASS         potential for capital
  (POLICIES ISSUED PRIOR   appreciation.
  TO OCTOBER 3, 2005,
  WILL RECEIVE INITIAL
  CLASS SHARES).
 FIDELITY VIP              Reasonable income. Fund    Fidelity Management & Research
  EQUITY-INCOME PORTFOLIO  will also consider         Company
  -- SERVICE CLASS 2       potential for capital
                           appreciation.
 FIDELITY VIP MID CAP      Long-term growth of        Fidelity Management & Research
  PORTFOLIO -- SERVICE     capital                    Company
  CLASS 2
 FIDELITY VIP OVERSEAS     Long-term growth of        Fidelity Management & Research
  PORTFOLIO -- INITIAL     capital                    Company
  CLASS (1)


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16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME           Maximize income while      Franklin Advisers, Inc.
  SECURITIES FUND --       maintaining prospects for
  CLASS 2                  capital appreciation
 FRANKLIN SMALL CAP VALUE                             Franklin Advisory Services,
  SECURITIES FUND --                                  LLC
  CLASS 2
 MUTUAL DISCOVERY          Capital appreciation       Franklin Mutual Advisers, LLC
  SECURITIES FUND --                                  Sub-advised by Franklin
  CLASS 2                                             Templeton Investment
                                                      Management Limited
 MUTUAL SHARES SECURITIES  Capital appreciation,      Franklin Mutual Advisers, LLC
  FUND -- CLASS 2          with income as a
                           secondary goal
 TEMPLETON GLOBAL INCOME   Seeks high current         Templeton Global Advisors
  SECURITIES FUND --       income, consistent with    Limited
  CLASS 2                  preservation of capital,   Sub-advised by Templeton Asset
                           with capital appreciation  Management Ltd.
                           as a secondary
                           consideration. The Fund
                           normally invests mainly
                           in debt securities of
                           governments and their
                           political subdivisions
                           and agencies,
                           supranational
                           organizations and
                           companies located
                           anywhere in the world,
                           including emerging
                           markets.
 TEMPLETON GROWTH          Long-term capital growth   Templeton Global Advisors
  SECURITIES FUND --                                  Limited
  CLASS 2                                             Sub-advised by Templeton Asset
                                                      Management Ltd.
HARTFORD HLS SERIES FUND
II, INC.
 HARTFORD GROWTH           Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD VALUE            Capital appreciation       HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
HARTFORD SERIES FUND,
INC.
 HARTFORD ADVISERS HLS     Maximum long-term total    HL Investment Advisors, LLC
  FUND -- CLASS IA         return                     Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD CAPITAL          Growth of capital          HL Investment Advisors, LLC
  APPRECIATION HLS FUND                               Sub-advised by Wellington
  -- CLASS IA (CLOSED TO                              Management Company, LLP
  ALL PREMIUM PAYMENTS
  AND TRANSFERS OF
  ACCOUNT VALUE FOR ALL
  POLICIES ISSUED ON OR
  AFTER MAY 2, 2005. FUND
  WILL REMAIN AVAILABLE
  FOR INVESTMENT FOR
  POLICIES ISSUED MAY 1,
  2005 AND BEFORE.)
 HARTFORD DISCIPLINED      Growth of capital          HL Investment Advisors, LLC
  EQUITY HLS FUND --                                  Sub-advised by Wellington
  CLASS IA                                            Management Company, LLP
 HARTFORD DIVIDEND AND     High level of current      HL Investment Advisors, LLC
  GROWTH HLS FUND --       income consistent with     Sub-advised by Wellington
  CLASS IA                 growth of capital          Management Company, LLP
 HARTFORD GLOBAL ADVISERS  Maximum long-term total    HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     rate of return             Sub-advised by Wellington
  (1)                                                 Management Company, LLP
 HARTFORD GLOBAL LEADERS   Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
  (1)                                                 Management Company, LLP

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 HARTFORD GLOBAL           Long-term capital          HL Investment Advisors, LLC
  TECHNOLOGY HLS FUND --   appreciation               Sub-advised by Wellington
  CLASS IA (1)                                        Management Company, LLP
 HARTFORD INDEX HLS FUND   Seeks to provide           HL Investment Advisors, LLC
  -- CLASS IA              investment results which   Sub-advised by Hartford
                           approximate the price and  Investment Management Company
                           yield performance of
                           publicly traded common
                           stocks in the aggregate
 HARTFORD INTERNATIONAL    Long-term growth of        HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND   capital                    Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD INTERNATIONAL    Capital appreciation       HL Investment Advisors, LLC
  SMALL COMPANY HLS FUND                              Sub-advised by Wellington
  -- CLASS IA                                         Management Company, LLP
 HARTFORD MIDCAP HLS FUND  Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA (CLOSED TO   capital                    Sub-advised by Wellington
  ALL PREMIUM PAYMENTS                                Management Company, LLP
  AND TRANSFERS OF
  ACCOUNT VALUE FOR ALL
  POLICIES ISSUED ON OR
  AFTER NOVEMBER 1, 2003.
  FUND WILL REMAIN
  AVAILABLE FOR
  INVESTMENT FOR POLICIES
  ISSUED OCTOBER 31, 2003
  AND BEFORE.)
 HARTFORD MIDCAP VALUE     Long-term capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     appreciation               Sub-advised by Wellington
  (CLOSED TO ALL PREMIUM                              Management Company, LLP
  PAYMENTS AND TRANSFERS
  OF ACCOUNT VALUE FOR
  ALL POLICIES ISSUED ON
  OR AFTER AUGUST 2,
  2004. FUND WILL REMAIN
  AVAILABLE FOR
  INVESTMENT FOR POLICIES
  ISSUED AUGUST 1, 2004
  AND BEFORE.)
 HARTFORD MONEY MARKET     Maximum current income     HL Investment Advisors, LLC
  HLS FUND -- CLASS IA     consistent with liquidity  Sub-advised by Hartford
                           and preservation of        Investment Management Company
                           capital
 HARTFORD MORTGAGE         Maximum current income     HL Investment Advisors, LLC
  SECURITIES HLS FUND --   consistent with safety of  Sub-advised by Hartford
  CLASS IA                 principal and maintenance  Investment Management Company
                           of liquidity by investing
                           primarily in mortgage
                           related securities
 HARTFORD SMALL COMPANY    Growth of capital          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                Sub-advised by Wellington
                                                      Management Company, LLP and
                                                      Hartford Investment Management
                                                      Company
 HARTFORD STOCK HLS FUND   Long-term growth of        HL Investment Advisors, LLC
  -- CLASS IA              capital                    Sub-advised by Wellington
                                                      Management Company, LLP
 HARTFORD TOTAL RETURN     Competitive total return,  HL Investment Advisors, LLC
  BOND HLS FUND -- CLASS   with income as a           Sub-advised by Hartford
  IA                       secondary objective        Investment Management Company
LORD ABBETT SERIES FUND,
INC.
 LORD ABBETT AMERICA'S     Current income and         Lord, Abbett & Co. LLC
  VALUE PORTFOLIO --       capital appreciation
  CLASS VC
 LORD ABBETT GROWTH AND    Long-term growth of        Lord, Abbett & Co. LLC
  INCOME PORTFOLIO --      capital and income
  CLASS VC                 without excessive
                           fluctuations in market
                           value
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) INVESTORS TRUST    Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS


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18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 MFS(R) NEW DISCOVERY      Capital appreciation       MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 MFS(R) TOTAL RETURN       Total return               MFS Investment Management(R)
  SERIES -- INITIAL CLASS
 OPPENHEIMER VARIABLE
  ACCOUNT FUNDS
 OPPENHEIMER CAPITAL       Seeks to achieve capital   OppenheimerFunds, Inc.
  APPRECIATION FUND/VA --  appreciation by investing
  SERVICE SHARES           in securities of
                           well-known established
                           companies.
 OPPENHEIMER GLOBAL        Seeks long-term capital    OppenheimerFunds, Inc.
  SECURITIES FUND/VA --    appreciation by investing
  SERVICE SHARES           a substantial portion of
                           its assets in securities
                           of foreign issuers,
                           "growth-type" companies,
                           cyclical industries and
                           special situations which
                           are considered to have
                           appreciation
                           possibilities, but which
                           may be considered to be
                           speculative.
 OPPENHEIMER MAIN STREET   Seeks a high total return  OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE    (which includes growth in
  SHARES                   the value of its shares
                           as well as current
                           income) from equity and
                           debt securities. From
                           time to time the Fund may
                           focus on small to medium
                           capitalization common
                           stocks, bonds and
                           convertible securities.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL         Long-term growth of        Putnam Investment Management,
  OPPORTUNITIES FUND --    capital                    LLC
  CLASS IB
 PUTNAM VT DIVERSIFIED     As high a level of         Putnam Investment Management,
  INCOME FUND -- CLASS IA  current income as Putnam   LLC
  (1)                      Management believes is     Sub-advised by Putnam
                           consistent with            Investments Limited
                           preservation of capital
 PUTNAM VT EQUITY INCOME   Capital growth and         Putnam Investment Management,
  FUND -- CLASS IB         current income             LLC
 PUTNAM VT GLOBAL ASSET    High level of long-term    Putnam Investment Management,
  ALLOCATION FUND --       total return consistent    LLC
  CLASS IA (1)             with preservation of
                           capital
 PUTNAM VT GLOBAL EQUITY   Capital appreciation       Putnam Investment Management,
  FUND -- CLASS IA                                    LLC
                                                      Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT GROWTH AND      Capital growth and         Putnam Investment Management,
  INCOME FUND -- CLASS IA  current income             LLC
 PUTNAM VT HEALTH          Capital appreciation       Putnam Investment Management,
  SCIENCES FUND -- CLASS                              LLC
  IA (1)
 PUTNAM VT HIGH YIELD      High current income.       Putnam Investment Management,
  FUND -- CLASS IA         Capital growth is a        LLC
                           secondary goal when        Sub-advised by Putnam
                           consistent with achieving  Investments Limited
                           high current income
 PUTNAM VT INCOME FUND --  High current income        Putnam Investment Management,
  CLASS IA                 consistent with what       LLC
                           Putnam Management
                           believes to be prudent
                           risk
 PUTNAM VT INTERNATIONAL   Capital appreciation       Putnam Investment Management,
  EQUITY FUND -- CLASS IA                             LLC
                                                      Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT INTERNATIONAL   Capital growth. Current    Putnam Investment Management,
  GROWTH AND INCOME FUND   income is a secondary      LLC
  -- CLASS IA (1)          objective                  Sub-advised by Putnam
                                                      Investments Limited

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

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
FUNDING OPTION               INVESTMENT OBJECTIVE     INVESTMENT ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL   Long-term capital          Putnam Investment Management,
  NEW OPPORTUNITIES FUND   appreciation               LLC
  -- CLASS IA (1)
 PUTNAM VT INVESTORS FUND  Long-term growth of        Putnam Investment Management,
  -- CLASS IA (1)          capital and any increased  LLC
                           income that results from
                           this growth
 PUTNAM VT MONEY MARKET    As high a rate of current  Putnam Investment Management,
  FUND -- CLASS IA (1)     income as Putnam           LLC
                           Management believes is
                           consistent with
                           preservation of capital
                           and maintenance of
                           liquidity
 PUTNAM VT NEW             Long-term capital          Putnam Investment Management,
  OPPORTUNITIES FUND --    appreciation               LLC
  CLASS IA
 PUTNAM VT NEW VALUE FUND  Long-term capital          Putnam Investment Management,
  -- CLASS IA (1)          appreciation               LLC
 PUTNAM VT OTC & EMERGING  Capital appreciation       Putnam Investment Management,
  GROWTH FUND -- CLASS IA                             LLC
  (1)
 PUTNAM VT SMALL CAP       Capital appreciation       Putnam Investment Management,
  VALUE FUND -- CLASS IB                              LLC
 PUTNAM VT THE GEORGE      A balanced investment      Putnam Investment Management,
  PUTNAM FUND OF BOSTON    composed of a well         LLC
  -- CLASS IA (1)          diversified portfolio of
                           stocks and bonds which
                           provide both capital
                           growth and current income
 PUTNAM VT UTILITIES       Capital growth and         Putnam Investment Management,
  GROWTH AND INCOME FUND   current income             LLC
  -- CLASS IA (1)                                     Sub-advised by Putnam
                                                      Investments Limited
 PUTNAM VT VISTA FUND --   Capital appreciation       Putnam Investment Management,
  CLASS IA (1)                                        LLC
 PUTNAM VT VOYAGER FUND    Capital appreciation       Putnam Investment Management,
  -- CLASS IA                                         LLC
THE UNIVERSAL
INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF U.S.    Above-average total        Morgan Stanley Investment
  MID CAP VALUE PORTFOLIO  return over a market       Management Inc.
  -- CLASS II              cycle of three to five
                           years by investing
                           primarily in common
                           stocks and other equity
                           securities.
VAN KAMPEN LIFE
INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK   Capital growth and income  Van Kampen Asset Management
  PORTFOLIO -- CLASS II    through investments in
                           equity securities,
                           including common stocks,
                           preferred stocks and
                           securities convertible
                           into common and preferred
                           stocks.



(1)  Closed to new and subsequent premium payments and transfers of Account
     Value.




MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.



VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT


The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

The Fixed Account may not be available in all states.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 0.00%. The maximum sales load is 2.50%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Smoker or Non-smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Smoker or Non-smoker Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and Death Benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. For policies with initial face amounts less than $100,000, the current and maximum monthly administrative charge is $10.00. For policies with initial face amounts of at least $100,000, the current monthly administrative charge is $8.50, the maximum charge is $10.00.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The charge is assessed according to your Account Value attributable to the Sub-Accounts. The mortality and expense risk charge each month is equal to:

-   1/12 of the annual mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

                  CURRENT ANNUAL MORTALITY & EXPENSE RISK RATE

                                              SEPARATE ACCOUNT VALUES
                                       LESS THAN OR              GREATER THAN
       DURING POLICY YEARS           EQUAL TO $25,000              $25,000
--------------------------------------------------------------------------------
               1-10                         1.10  %                   .90  %
              11-20                          .70  %                   .40  %
               21+                           .50  %                   .30  %

The maximum mortality and expense risk rate is 1/12 of 1.20% per month. The maximum annual mortality and expense risk charge is 1.20%.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administer

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ing the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 14 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

-   you decrease the Face Amount by a cumulative amount of more than $500,000;
    or

- you take a withdrawal that causes the Face Amount to decrease by a cumulative amount of more than $500,000.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative, pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

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UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

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26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.


OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.


- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

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In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled.

- COST OF LIVING ADJUSTMENT RIDER -- We will increase your Face Amount without evidence of insurability on every second anniversary of this rider. Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.


- ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. There is no charge for this rider.


- DEATH BENEFIT GUARANTEE RIDER -- You may elect a guarantee period to age 65 up to the lifetime of the policy. We will guarantee your death benefit remains in effect as long as you pay at least the required Death Benefit Guarantee Premium on a cumulative basis for the guarantee period elected. In addition to the required premium there is a per $1,000 charge for this rider.

- CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider. This rider may not be available in all policies.

Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and we may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option or the Third Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the three payment options.

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28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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The tables in your policy for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the three payment options.

Other arrangements for income payments may be agreed upon.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 128% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.00%. In Policy Years 2 and later, the maximum commission we pay is 2% of Target Premium and 3% on premiums above the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



       - ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

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
ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based           We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions           assets under management targets.
Marketing Expense     We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances            operational expenses associated with the policies.
Gifts and             We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment         occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments  We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                      educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts     We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                      Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                      access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                      articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $[19,800,000] in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $[4,800,000] in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50, $25 if paying by automatic draft from your checking account.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium.

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30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50, $25 if paying by automatic draft from your checking account, or the amount required to keep the policy in force.


  In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



       - If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



       - If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



  These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



  In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 in a policy year is subject to our approval.


ALLOCATION OF PREMIUM PAYMENTS



INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)




SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

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HOW TO SEND PREMIUM PAYMENTS:



MAIL


You should send premium payments to the following lockbox address:


The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:



The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.



You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.



If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated

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32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are two death benefit options available at issue: the Level Death Benefit Option and the Return of Account Value Death Benefit Option. Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under the Level Death Benefit Option, the current Face Amount.

- Under the Return of Account Value Option, the current Face Amount plus the Account Value.

OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to the Level Death Benefit Option, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If this change results in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to Us. If you elect to change to the Return of Account Value Option, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. You may change from the Return of Account Value Option to a third option called the Decreasing Death Benefit Option. The Decreasing Death Benefit Option is the current Face Amount, plus the lesser of:
(a) the Account Value on the date We receive due proof of the insured's death; or (b) the Account Value on the date the death benefit option was changed from the Return of Account Value Option to the Decreasing Death Benefit Option. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                              A           B
--------------------------------------------------------------------------------
Face Amount                                                 $100,000    $100,000
Account Value                                                 46,500      34,000
Specified Percentage                                            250%        250%
Death Benefit Option                                           Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

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All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. If you elect to increase your Face Amount, the increase will result in an overall increase of charges because the amount of insurance coverage has increased.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, your Accumulated Face Amount decrease exceeds $500,000, a partial surrender charge will be assessed.

The surrender charge assessed will be a percentage of the policy level surrender charge. This percentage will be calculated as follows:

For a decrease that results in total Face Amount decreases to exceed $500,000, the percentage equals (a) divided by (b) where;

    (a)  is the sum of all Face Amount decreases to date, and

    (b) is the sum of the initial Face Amount and all increases in Face Amount.

For any subsequent decrease, the percentage equals the amount of the current Face Amount decrease divided by the current Face Amount immediately prior to the decrease.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges. You will never be charged more than the maximum charge indicated in the fee table.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $250. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is the Level Death Benefit Option, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $250. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

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34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

Taking a loan may increase the risk that a policy may lapse. If a policy loan is outstanding when a policy is surrendered, cancelled, or allowed to lapse, the amount of the outstanding indebtedness (plus accrued interest) will be deemed distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax advisor as to the potential tax consequences.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                                INTEREST RATE
                                              PORTION OF           CHARGED
          DURING POLICY YEARS                INDEBTEDNESS     EQUALS 3.0% PLUS:
--------------------------------------------------------------------------------
                  1-10                        Preferred               0%
                                            Non-Preferred            2.0%
              11 and later                    Preferred               0%
                                            Non-Preferred            1.0%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value; and

-   The No-Lapse Guarantee is not available.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy in force. During the No-Lapse Guarantee Period, the premium required will be the lesser of a) the amount required to create a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default; and b) the amount, if any, required to maintain the No-Lapse Guarantee for three months beyond the date your Policy goes into default. After the No-Lapse Guarantee Period, the premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default.

If the required premium set forth in the notice is not received by the end of the Grace Period and the No-Lapse Guarantee is not available, the policy will terminate. If the No-Lapse Guarantee is available, the policy will remain in force. For more information about the No-Lapse Guarantee, see the section entitled "No-Lapse Guarantee."

If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE -- The policy will remain in force as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

-   the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is a period that begins at issuance of your policy and continues for the lesser of 5 years or your attainment of age 85 during which the No-Lapse Guarantee is available. The No-Lapse Guarantee is not available in New Jersey and Maryland. In Illinois, this provision is referred to as the "Policy Coverage Protection Benefit." The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. Your specific

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No-Lapse Guarantee Premium is described on the specifications page of your policy.

You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax


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36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are


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each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in bene

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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fits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

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-   is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


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40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ADMINISTRATIVE OFFICE OF THE COMPANY: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence is P.O. Box 2999, Hartford, CT 06104-2999, except for overnight express mail packages, which should be sent to:
Attention: Individual Life Operations, 200 Hopmeadow Street, Simsbury, CT 06089.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.



INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PERIOD: a period that begins at issuance of your policy and continues for the lesser of 5 years or your attainment of age 85 during which the No-Lapse Guarantee is available.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

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42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-07329

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the sum of the accumulated value in Your Benefit Account, Investment Account and the Loan Account.

AMOUNT AT RISK: On any Monthly Activity Date, the Amount at Risk equals the Death Benefit less Your Account Value prior to assessing the Monthly Deduction Amount. At any other time, the Amount a Risk equals the Death Benefit less Your Account Value.

ATTAINED AGE: The insured's Issue Age plus the number of completed Policy Years.

BENEFIT ACCOUNT: An Investment Choice available within the Company's General Account to which we credit interest at a rate as declared by Us. Premium payments, withdrawals, transfers, loans and loan repayments applied to or deducted from this Account are used in determining the accumulated value of the Policy Protection Amount.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: An Investment Choice of the Investment Account which is part of our general account to which we credit interest at a rate declared by Us.

FUND: A registered open-end management company in which assets of the Separate Account may be invested.

GENERAL ACCOUNT: An account which contains all of Our assets other than those held in Our Separate Accounts.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

INVESTMENT ACCOUNT: The Sub-Accounts and the Fixed Account.

ISSUE AGE: As of the Policy Date, an Insured's age on his/her last birthday.

LOAN ACCOUNT: an account used to hold amounts set aside to serve as security for loans taken on the policy.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium allocated to the Benefit Account and Investment Account, as instructed by You. It is the premium paid less the Deductions from Premiums shown in your policy.

POLICY PROTECTION ACCOUNT: A reference account used solely to determine whether or not the Policy Protection Test has been met.

POLICY PROTECTION MONTHLY CHARGE: A charge deducted, on each Monthly Activity Date, from the Policy Protection Account as described in the Policy Protection Monthly Charge provision of your policy.

POLICY PROTECTION NET PREMIUM: The Premium amount credited to the Policy Protection Account. It is the premium allocated to the Benefit Account less deductions for the Policy Protection Premium Charge and the Policy Protection Tax Charge.

POLICY PROTECTION NET TRANSFERS: The transfer amount credited to the Policy Protection Account. It is the transfer allocated to the Benefit Account less deductions for the Policy Protection Premium Charge and the Policy Protection Tax Charge.

POLICY PROTECTION TEST: A test used to determine whether the Policy Protection Benefit is available.

PRO-RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from the other assets of the Company.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed upon (a) withdrawal or surrender of amounts from Your Investment Account; or (b) surrender of the Policy for its Cash Surrender Value. Separate Surrender Charges apply to the Benefit Account and the Investment Account as shown in your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day we are open and the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

                          DEATH BENEFIT OPTION: LEVEL
                              $200,000 FACE AMOUNT
                    ISSUE AGE: 35 MALE STANDARD NON-NICOTINE
                             $1,500 PLANNED PREMIUM
                   (based on current, non guarateed charges)

             TOTAL
           PREMIUMS
            WITH 5%                       DEATH BENEFIT                        ACCOUNT VALUE
YEAR       INTEREST           0%              6%               12%         0%             6%
----------------------------------------------------------------------------------------------------
1             $1,575        $200,000        $200,000          $200,000    $1,043         $1,118
2             $3,229        $200,000        $200,000          $200,000    $2,035         $2,250
3             $4,965        $200,000        $200,000          $200,000    $2,987         $3,405
4             $6,788        $200,000        $200,000          $200,000    $3,896         $4,581
5             $8,703        $200,000        $200,000          $200,000    $4,762         $5,779
6            $10,713        $200,000        $200,000          $200,000    $5,580         $6,994
7            $12,824        $200,000        $200,000          $200,000    $6,349         $8,225
8            $15,040        $200,000        $200,000          $200,000    $7,069         $9,470
9            $17,367        $200,000        $200,000          $200,000    $7,750        $10,741
10           $19,810        $200,000        $200,000          $200,000    $8,447        $12,096
15           $33,986        $200,000        $200,000          $200,000   $12,036        $20,231
20           $52,079        $200,000        $200,000          $200,000   $13,792        $28,787
25           $75,170        $200,000        $200,000          $200,000   $10,580        $34,901
30          $104,641        $200,000        $200,000          $221,247    $2,194        $37,823
35          $142,254              $0        $200,000          $353,851        $0        $32,832
40          $190,260              $0        $200,000          $542,698        $0         $9,282
45          $251,528              $0              $0          $882,690        $0             $0
50          $329,723              $0              $0        $1,441,150        $0             $0
55          $429,522              $0              $0        $2,315,262        $0             $0
60          $556,894              $0              $0        $3,599,841        $0             $0
65          $719,457              $0              $0        $5,955,134        $0             $0


      ACCOUNT VALUE          CASH SURRENDER VALUE
YEAR      12%         0%             6%              12%
----  ------------------------------------------------------
1          $1,193        $0             $0                $0
2          $2,474        $0            $50              $274
3          $3,859      $787         $1,205            $1,659
4          $5,357    $1,696         $2,381            $3,157
5          $6,978    $2,562         $3,579            $4,778
6          $8,729    $3,600         $5,014            $6,749
7         $10,622    $4,589         $6,465            $8,862
8         $12,670    $5,529         $7,930           $11,130
9         $14,900    $6,430         $9,421           $13,580
10        $17,386    $7,347        $10,996           $16,286
15        $34,979   $12,036        $20,231           $34,979
20        $62,922   $13,792        $28,787           $62,922
25       $106,854   $10,580        $34,901          $106,854
30       $181,350    $2,194        $37,823          $181,350
35       $305,044        $0        $32,832          $305,044
40       $507,194        $0         $9,282          $507,194
45       $840,658        $0             $0          $840,658
50     $1,372,524        $0             $0        $1,372,524
55     $2,205,012        $0             $0        $2,205,012
60     $3,564,199        $0             $0        $3,564,199
65     $5,955,134        $0             $0        $5,955,134

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                              $200,000 FACE AMOUNT
                    ISSUE AGE: 35 MALE STANDARD NON-NICOTINE
                             $1,500 PLANNED PREMIUM
                         (based on guaranteed charges)

             TOTAL
           PREMIUMS
            WITH 5%                       DEATH BENEFIT                        ACCOUNT VALUE
YEAR       INTEREST           0%              6%               12%        0%             6%
---------------------------------------------------------------------------------------------------
1             $1,575        $200,000        $200,000          $200,000     $987         $1,059
2             $3,229        $200,000        $200,000          $200,000   $1,924         $2,129
3             $4,965        $200,000        $200,000          $200,000   $2,819         $3,217
4             $6,788        $200,000        $200,000          $200,000   $3,673         $4,324
5             $8,703        $200,000        $200,000          $200,000   $4,483         $5,448
6            $10,713        $200,000        $200,000          $200,000   $5,246         $6,585
7            $12,824        $200,000        $200,000          $200,000   $5,960         $7,733
8            $15,040        $200,000        $200,000          $200,000   $6,624         $8,890
9            $17,367        $200,000        $200,000          $200,000   $7,237        $10,055
10           $19,810        $200,000        $200,000          $200,000   $7,795        $11,225
15           $33,986        $200,000        $200,000          $200,000   $9,642        $16,984
20           $52,079        $200,000        $200,000          $200,000   $9,370        $21,945
25           $75,170        $200,000        $200,000          $200,000   $5,568        $24,387
30          $104,641              $0        $200,000          $200,000       $0        $21,153
35          $142,254              $0        $200,000          $242,308       $0         $5,385
40          $190,260              $0              $0          $357,433       $0             $0
45          $251,528              $0              $0          $558,243       $0             $0
50          $329,723              $0              $0          $873,402       $0             $0
55          $429,522              $0              $0        $1,339,513       $0             $0
60          $556,894              $0              $0        $1,987,718       $0             $0
65          $719,457              $0              $0        $3,147,538       $0             $0


      ACCOUNT VALUE          CASH SURRENDER VALUE
YEAR      12%        0%             6%              12%
----  -----------------------------------------------------
1          $1,132       $0             $0                $0
2          $2,343       $0             $0              $143
3          $3,651     $619         $1,017            $1,451
4          $5,062   $1,473         $2,124            $2,862
5          $6,586   $2,283         $3,248            $4,386
6          $8,229   $3,266         $4,605            $6,249
7         $10,000   $4,200         $5,973            $8,240
8         $11,912   $5,084         $7,350           $10,372
9         $13,976   $5,917         $8,735           $12,656
10        $16,204   $6,695        $10,125           $15,104
15        $30,310   $9,642        $16,984           $30,310
20        $51,096   $9,370        $21,945           $51,096
25        $82,014   $5,568        $24,387           $82,014
30       $129,920       $0        $21,153          $129,920
35       $208,887       $0         $5,385          $208,887
40       $334,049       $0             $0          $334,049
45       $531,660       $0             $0          $531,660
50       $831,811       $0             $0          $831,811
55     $1,275,726       $0             $0        $1,275,726
60     $1,968,038       $0             $0        $1,968,038
65     $3,147,538       $0             $0        $3,147,538

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG WALL STREET VARIABLE UNIVERSAL LIFE (SERIES I)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been 2006: $51,413,389; 2005:
$34,284,714 and 2004: $39,196,326. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, cost of insurance charge, mortality and expense risk charge, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

                                     PART A

STAG WALL STREET VARIABLE UNIVERSAL LIFE

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II of the Stag Wall Street Variable Universal Life insurance policy (policy). Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Stag Wall Street Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


The following Sub-Accounts are available under the policy:

AIM VARIABLE INSURANCE FUNDS

  AIM V.I. Capital Appreciation Fund (Series I)
  AIM V.I. Capital Development Fund (Series I)
  AIM V.I. Mid Cap Core Equity Fund (Series I)
  AIM V.I. Small Cap Equity Fund (Series I)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


  AllianceBernstein VPS International Growth Portfolio (Class B)
  AllianceBernstein VPS International Value Portfolio (Class B)
  AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B)


AMERICAN FUNDS INSURANCE SERIES

  American Funds Asset Allocation Fund (Class 2)
  American Funds Blue Chip Income and Growth Fund (Class 2)
  American Funds Bond Fund (Class 2)
  American Funds Global Growth Fund (Class 2)
  American Funds Global Small Capitalization Fund (Class 2)
  American Funds Growth Fund (Class 2)
  American Funds Growth-Income Fund (Class 2)
  American Funds International Fund (Class 2)
  American Funds New World Fund (Class 2)

FIDELITY VARIABLE INSURANCE PRODUCTS

  Fidelity VIP Contrafund Portfolio (Service Class II)
  Fidelity VIP Equity-Income Portfolio (Service Class II)
  Fidelity VIP Mid Cap Portfolio (Service Class II)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


  Franklin Income Securities Fund (Class 2)
  Franklin Small Cap Value Securities Fund (Class 2)
  Mutual Discovery Securities Fund (Class 2)
  Mutual Shares Securities Fund (Class 2)
  Templeton Global Income Securities Fund (Class 2)
  Templeton Growth Securities Fund (Class 2)

HARTFORD SERIES FUND, INC. AND HARTFORD SERIES HLS FUND II, INC. (SERIES II DENOTED BY ASTERISK)


  Hartford Advisers HLS Fund (Class IA)
  Hartford Disciplined Equity HLS Fund (Class IA)
  Hartford Dividend and Growth HLS Fund (Class IA)
  Hartford Growth Opportunities HLS Fund* (Class IA)
  Hartford Index HLS Fund (Class IA)
  Hartford International Opportunities HLS Fund (Class IA)
  Hartford International Small Company HLS Fund (Class IA)
  Hartford Money Market HLS Fund (Class IA)
  Hartford Mortgage Securities HLS Fund (Class IA)
  Hartford Small Company HLS Fund (Class 1A)
  Hartford Stock HLS Fund (Class IA)
  Hartford Total Return Bond HLS Fund (Class IA)
  Hartford Value Opportunities HLS Fund* (Class IA)


LORD ABBETT SERIES FUND, INC.

  Lord Abbett America's Value Portfolio (Class VC)
  Lord Abbett Growth and Income Portfolio (Class VC)

MFS VARIABLE INSURANCE TRUST

  MFS Investors Trust Series (Initial Class)
  MFS New Discovery Series (Initial Class)
  MFS Total Return Series (Initial Class)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Oppenheimer Capital Appreciation Fund/VA (Service Shares)
  Oppenheimer Global Securities Fund/VA (Service)
  Oppenheimer Main Street Fund/VA (Service)

PUTNAM VARIABLE TRUST

  Putnam VT Capital Opportunities Fund (Class IB)
  Putnam VT Equity Income Fund (Class IB)
  Putnam VT Growth and Income Fund (Class IB)
  Putnam VT High Yield Fund (Class IB)
  Putnam VT Income Fund (Class IB)
  Putnam VT International Equity Fund (Class IB)
  Putnam VT New Opportunities Fund (Class IB)
  Putnam VT Small Cap Value Fund (Class IB)
  Putnam VT Voyager Fund (Class IB)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



  Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II)


VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen LIT Comstock Portfolio (Class II)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if the information in this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     5
ABOUT US                                                                      14
  Hartford Life and Annuity Insurance Company                                 14
  Separate Account VL I                                                       14
  The Funds                                                                   14
  The Fixed Account                                                           20
CHARGES AND DEDUCTIONS                                                        20
YOUR POLICY                                                                   22
PREMIUMS                                                                      29
DEATH BENEFITS AND POLICY VALUES                                              31
MAKING WITHDRAWALS FROM YOUR POLICY                                           33
LOANS                                                                         33
LAPSE AND REINSTATEMENT                                                       34
FEDERAL TAX CONSIDERATIONS                                                    35
LEGAL PROCEEDINGS                                                             39
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        40
ILLUSTRATIONS OF POLICY BENEFITS                                              40
FINANCIAL STATEMENTS                                                          40
GLOSSARY OF SPECIAL TERMS                                                     41
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT           42
VALUES AND CASH SURRENDER VALUES
WHERE YOU CAN FIND MORE INFORMATION                                           45

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. At issue, you select one of two death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may select from a variety of riders.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     2.50% of each premium payment in all policy years.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first fourteen policy years.          $9.00 per $1,000 of the initial Face Amount for a 20-year- old.
                      When you make certain Face Amount         Maximum Charge
                      decreases during the first fourteen       $40.00 per $1,000 of the initial Face Amount for an 85-year-old.
                      policy years.                             Charge for a representative insured
                      When you take certain withdrawals during  $10.00 per $1,000 of the initial Face Amount for a 34-year-old male
                      the first fourteen policy years.          standard non-nicotine.
Transfer Fees         When you make a transfer after the first  $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.



*   Not currently being assessed.


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0566667 per $1,000 of the net amount at risk for an issue age
                                                                10-year-old standard non-nicotine female in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of the net amount at risk for an issue age
                                                                85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.1375 per $1,000 of the net amount at risk for an issue age
                                                                34-year-old male standard non-nicotine in the first year.
Mortality and         Monthly.                                  1.2% per year of Sub-Account Value (deducted on a monthly basis at a
Expense Risk Charge                                             rate of 1/12 of 1.2%).
Administrative        Monthly.                                  $10
Charge
Loan Interest Rate    Monthly if you have take a loan on your   5.0% annually
(2)                   policy



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) For Non-Preferred Indebtedness, the Loan Interest Rate is 5.0% during policy years 1-10 and 4.0% during policy years 11 and later. For Preferred Indebtedness, the Loan Interest Rate is 3.0% during all policy years. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in the first
Benefit Rider (1)                                               year.
                                                                Maximum Charge
                                                                $0.199 per $1 of specified amount for a 59-year-old female in the first year.
                                                                Charge for a representative insured
                                                                $0.04 per $1 of specified amount for a 34-year-old male in the first year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in year 1.
Benefit Rider                                                   Maximum Charge
(available for                                                  $0.107 per $1 of specified amount for a 59-year-old female in year
policies issued                                                 1.
after March 12,                                                 Charge for a representative insured
2007)                                                           $0.04 per $1 of specified amount for a 28-year-old male in year 1.
Term Insurance        Monthly.                                  Minimum Charge
Rider (1)                                                       $0.0566667 per $1,000 of the net amount at risk for a 10-year-old standard non-nicotine female in the first year.
                                                                Maximum Charge
                                                                $14.953333 per $1,000 of the net amount at risk for an 85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.1375 per $1,000 of the net amount at risk for a 34-year-old male standard non-nicotine in the first year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the net amount at risk for a 10-year-old in the first year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the net amount at risk for a 60-year-old in the first year.
                                                                Charge for a representative insured
                                                                $0.88 per $1,000 of the net amount at risk for a 34-year-old in the first year.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male in the first year.
                                                                Maximum Charge
                                                                33.3% of the monthly deduction amount for a 55-year-old female in the first year.
                                                                Charge for a representative insured
                                                                8% of the monthly deduction amount for a 34-year old male in the first year.
Death Benefit         Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 34-year old.
Child Insurance       Monthly.                                  The fee is $0.50 per $1,000 of coverage.
Rider
Accelerated Death     When you exercise the benefit             Maximum Charge
Benefit Rider for                                               $300
Terminal Illness



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses [expenses that are             0.34%              1.48%
 deducted from underlying Fund assets, including management
 fees, distribution, and/or service (12b-1) fees and other
 expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund --
 Series I                                       0.61%               N/A               0.30%              0.00%
AIM V.I. Capital Development Fund --
 Series I                                       0.75%               N/A               0.34%              0.01%
AIM V.I. Core Equity Fund -- Series I           0.61%               N/A               0.28%              0.02%
AIM V.I. Mid Cap Core Equity Fund --
 Series I                                       0.72%               N/A               0.32%              0.02%
AIM V.I. Small Cap Equity Fund --
 Series I                                       0.75%               N/A               0.53%              0.01%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
AllianceBernstein VPS International
 Growth Portfolio -- Class B*                   0.75%              0.25%              0.48%               N/A
AllianceBernstein VPS International
 Value Portfolio -- Class B*                    0.75%              0.25%              0.10%               N/A
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B*                    0.75%              0.25%              0.11%               N/A
AMERICAN FUNDS INSURANCE SERIES
American Funds Asset Allocation Fund
 -- Class 2*                                    0.32%              0.25%              0.01%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund --
 Series I                                       0.91%                N/A                0.91%   (1)
AIM V.I. Capital Development Fund --
 Series I                                       1.10%               0.01%               1.09%   (2)
AIM V.I. Core Equity Fund -- Series I           0.91%                N/A                0.91%   (3)
AIM V.I. Mid Cap Core Equity Fund --
 Series I                                       1.06%                N/A                1.06%   (4)
AIM V.I. Small Cap Equity Fund --
 Series I                                       1.29%               0.13%               1.16%   (5)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
AllianceBernstein VPS International
 Growth Portfolio -- Class B*                   1.48%                N/A                1.48%
AllianceBernstein VPS International
 Value Portfolio -- Class B*                    1.10%                N/A                1.10%
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B*                    1.11%                N/A                1.11%
AMERICAN FUNDS INSURANCE SERIES
American Funds Asset Allocation Fund
 -- Class 2*                                    0.58%                N/A                0.58%   (6)

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
 Growth Fund -- Class 2*                        0.42%              0.25%              0.01%               N/A
American Funds Bond Fund -- Class 2*            0.41%              0.25%              0.01%               N/A
American Funds Global Growth Fund --
 Class 2*                                       0.55%              0.25%              0.03%               N/A
American Funds Global Small
 Capitalization Fund -- Class 2*                0.72%              0.25%              0.05%               N/A
American Funds Growth Fund -- Class 2*          0.32%              0.25%              0.02%               N/A
American Funds Growth-Income Fund --
 Class 2*                                       0.27%              0.25%              0.01%               N/A
American Funds International Fund --
 Class 2*                                       0.50%              0.25%              0.04%               N/A
American Funds New World Fund -- Class
 2*                                             0.81%              0.25%              0.07%               N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
Fidelity VIP Contrafund(R) Portfolio
 --Service Class 2*                             0.57%              0.25%              0.09%               N/A
Fidelity VIP Equity-Income Portfolio
 -- Initial Class                               0.47%               N/A               0.10%               N/A
Fidelity VIP Equity-Income Portfolio
 -- Service Class 2*                            0.47%              0.25%              0.10%               N/A
Fidelity VIP Mid Cap Portfolio --
 Service Class 2*                               0.57%              0.25%              0.11%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Income Securities Fund --
 Class 2*                                       0.46%              0.25%              0.01%               N/A
Franklin Small Cap Value Securities
 Fund -- Class 2*                               0.51%              0.25%              0.20%               N/A
Mutual Discovery Securities Fund --
 Class 2*                                       0.80%              0.25%              0.23%               N/A
Mutual Shares Securities Fund -- Class
 2*                                             0.60%              0.25%              0.21%               N/A
Templeton Global Income Securities
 Fund -- Class 2*                               0.56%              0.25%              0.16%               N/A
Templeton Growth Securities Fund --
 Class 2*                                       0.74%              0.25%              0.04%               N/A
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund
 - - Class IA                                   0.61%               N/A               0.04%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
American Funds Blue Chip Income and
 Growth Fund -- Class 2*                        0.68%                N/A                0.68%   (6)
American Funds Bond Fund -- Class 2*            0.67%                N/A                0.67%   (6)
American Funds Global Growth Fund --
 Class 2*                                       0.83%                N/A                0.83%   (6)
American Funds Global Small
 Capitalization Fund -- Class 2*                1.02%                N/A                1.02%   (6)
American Funds Growth Fund -- Class 2*          0.59%                N/A                0.59%   (6)
American Funds Growth-Income Fund --
 Class 2*                                       0.53%                N/A                0.53%   (6)
American Funds International Fund --
 Class 2*                                       0.79%                N/A                0.79%   (6)
American Funds New World Fund -- Class
 2*                                             1.13%               0.00%               1.13%   (6)
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
Fidelity VIP Contrafund(R) Portfolio
 --Service Class 2*                             0.91%                N/A                0.91%   (8)
Fidelity VIP Equity-Income Portfolio
 -- Initial Class                               0.57%                N/A                0.57%   (7)
Fidelity VIP Equity-Income Portfolio
 -- Service Class 2*                            0.82%                N/A                0.82%   (8)
Fidelity VIP Mid Cap Portfolio --
 Service Class 2*                               0.93%                N/A                0.93%   (8)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Income Securities Fund --
 Class 2*                                       0.72%                N/A                0.72%   (9)
Franklin Small Cap Value Securities
 Fund -- Class 2*                               0.96%                N/A                0.96%  (10)
Mutual Discovery Securities Fund --
 Class 2*                                       1.28%                N/A                1.28%
Mutual Shares Securities Fund -- Class
 2*                                             1.06%                N/A                1.06%
Templeton Global Income Securities
 Fund -- Class 2*                               0.97%                N/A                0.97%  (11)
Templeton Growth Securities Fund --
 Class 2*                                       1.03%                N/A                1.03%  (12)
HARTFORD HLS SERIES FUND II, INC.
Hartford Growth Opportunities HLS Fund
 - - Class IA                                   0.65%                N/A                0.65%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund
 - - Class IA                                   0.62%               N/A               0.02%               N/A
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class IA          0.60%               N/A               0.04%               N/A
Hartford Capital Appreciation HLS Fund
 --Class IA                                     0.63%               N/A               0.04%               N/A
Hartford Disciplined Equity HLS Fund
 -- Class IA                                    0.68%               N/A               0.04%               N/A
Hartford Dividend and Growth HLS Fund
 --Class IA                                     0.64%               N/A               0.03%               N/A
Hartford Index HLS Fund -- Class IA             0.30%               N/A               0.04%               N/A
Hartford International Opportunities
 HLS Fund - - Class IA                          0.67%               N/A               0.08%               N/A
Hartford International Small Company
 HLS Fund -- Class IA                           0.84%               N/A               0.09%               N/A
Hartford MidCap HLS Fund -- Class IA            0.66%               N/A               0.02%               N/A
Hartford MidCap Value HLS Fund --
 Class IA                                       0.75%               N/A               0.03%               N/A
Hartford Money Market HLS Fund --
 Class IA                                       0.45%               N/A               0.03%               N/A
Hartford Mortgage Securities HLS Fund
 --Class IA                                     0.45%               N/A               0.04%               N/A
Hartford Small Company HLS Fund --
 Class IA                                       0.68%               N/A               0.04%               N/A
Hartford Stock HLS Fund - - Class IA            0.46%               N/A               0.03%               N/A
Hartford Total Return Bond HLS Fund --
 Class IA                                       0.46%               N/A               0.04%               N/A
LORD ABBETT SERIES FUND, INC.
Lord Abbett America's Value Portfolio
 -- Class VC                                    0.75%               N/A               0.52%               N/A
Lord Abbett Growth and Income
 Portfolio -- Class VC                          0.48%               N/A               0.39%               N/A
MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Investors Trust Series --
 Initial Class                                  0.75%               N/A               0.11%               N/A
MFS(R) New Discovery Series -- Initial
 Class                                          0.90%               N/A               0.13%               N/A
MFS(R) Total Return Series -- Initial
 Class                                          0.75%               N/A               0.10%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
Hartford Value Opportunities HLS Fund
 - - Class IA                                   0.64%                N/A                0.64%
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class IA          0.64%                N/A                0.64%
Hartford Capital Appreciation HLS Fund
 --Class IA                                     0.67%                N/A                0.67%
Hartford Disciplined Equity HLS Fund
 -- Class IA                                    0.72%                N/A                0.72%
Hartford Dividend and Growth HLS Fund
 --Class IA                                     0.67%                N/A                0.67%
Hartford Index HLS Fund -- Class IA             0.34%                N/A                0.34%
Hartford International Opportunities
 HLS Fund - - Class IA                          0.75%                N/A                0.75%
Hartford International Small Company
 HLS Fund -- Class IA                           0.93%                N/A                0.93%
Hartford MidCap HLS Fund -- Class IA            0.68%                N/A                0.68%
Hartford MidCap Value HLS Fund --
 Class IA                                       0.78%                N/A                0.78%
Hartford Money Market HLS Fund --
 Class IA                                       0.48%                N/A                0.48%  (13)
Hartford Mortgage Securities HLS Fund
 --Class IA                                     0.49%                N/A                0.49%
Hartford Small Company HLS Fund --
 Class IA                                       0.72%                N/A                0.72%
Hartford Stock HLS Fund - - Class IA            0.49%                N/A                0.49%
Hartford Total Return Bond HLS Fund --
 Class IA                                       0.50%                N/A                0.50%
LORD ABBETT SERIES FUND, INC.
Lord Abbett America's Value Portfolio
 -- Class VC                                    1.27%               0.12%               1.15%  (14)
Lord Abbett Growth and Income
 Portfolio -- Class VC                          0.87%                N/A                0.87%  (14)
MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Investors Trust Series --
 Initial Class                                  0.86%                N/A                0.86%  (15)
MFS(R) New Discovery Series -- Initial
 Class                                          1.03%                N/A                1.03%  (15)
MFS(R) Total Return Series -- Initial
 Class                                          0.85%               0.02%               0.83%  (16)

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE(12B-1)          OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Capital Appreciation
 Fund/VA --Service Shares*                      0.64%              0.25%              0.03%               N/A
Oppenheimer Global Securities Fund/VA
 --Service Shares*                              0.62%              0.25%              0.04%               N/A
Oppenheimer Main Street Fund(R)/VA --
 Service Shares*                                0.64%              0.25%              0.02%               N/A
PUTNAM VARIABLE TRUST
Putnam VT Capital Opportunities Fund
 --Class IB*                                    0.65%              0.25%              0.42%               N/A
Putnam VT Equity Income Fund -- Class
 IB*                                            0.65%              0.25%              0.15%               N/A
Putnam VT Global Equity Fund -- Class
 IB*                                            0.78%              0.25%              0.17%               N/A
Putnam VT Growth and Income Fund --
 Class IB*                                      0.49%              0.25%              0.06%               N/A
Putnam VT High Yield Fund -- Class IB*          0.68%              0.25%              0.12%              0.01%
Putnam VT Income Fund - - Class IB*             0.61%              0.25%              0.12%              0.03%
Putnam VT International Equity Fund --
 Class IB*                                      0.74%              0.25%              0.19%               N/A
Putnam VT New Opportunities Fund --
 Class IB*                                      0.62%              0.25%              0.09%               N/A
Putnam VT Small Cap Value Fund --
 Class IB*                                      0.76%              0.25%              0.09%               N/A
Putnam VT Voyager Fund -- Class IB*             0.59%              0.25%              0.07%               N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio - - Class II*                        0.72%              0.35%              0.29%               N/A
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Comstock Portfolio --
 Class II*                                      0.56%              0.25%              0.03%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Capital Appreciation
 Fund/VA --Service Shares*                      0.92%                N/A                0.92%  (17)
Oppenheimer Global Securities Fund/VA
 --Service Shares*                              0.91%                N/A                0.91%  (18)
Oppenheimer Main Street Fund(R)/VA --
 Service Shares*                                0.91%                N/A                0.91%  (19)
PUTNAM VARIABLE TRUST
Putnam VT Capital Opportunities Fund
 --Class IB*                                    1.32%                N/A                1.32%
Putnam VT Equity Income Fund -- Class
 IB*                                            1.05%                N/A                1.05%
Putnam VT Global Equity Fund -- Class
 IB*                                            1.20%                N/A                1.20%
Putnam VT Growth and Income Fund --
 Class IB*                                      0.80%                N/A                0.80%
Putnam VT High Yield Fund -- Class IB*          1.06%                N/A                1.06%
Putnam VT Income Fund - - Class IB*             1.01%                N/A                1.01%
Putnam VT International Equity Fund --
 Class IB*                                      1.18%                N/A                1.18%
Putnam VT New Opportunities Fund --
 Class IB*                                      0.96%                N/A                0.96%
Putnam VT Small Cap Value Fund --
 Class IB*                                      1.10%                N/A                1.10%
Putnam VT Voyager Fund -- Class IB*             0.91%                N/A                0.91%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio - - Class II*                        1.36%                N/A                1.36%  (20)
VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen LIT Comstock Portfolio --
 Class II*                                      0.84%                N/A                0.84%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(3) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


     in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(5) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



     As a result of the reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(6) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.



(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Asset Manager Portfolio -- Initial Class: 0.63%; Fidelity VIP Contrafund(R) Portfolio -- Initial Class: 0.65%; Fidelity VIP Equity Income Portfolio --Initial Class: 0.56%; Fidelity VIP Growth Portfolio -- Initial
     Class: 0.67%; and Fidelity VIP Overseas Portfolio -- Initial Class: 0.81%. These offsets may be discontinued at any time.



(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.90%; Fidelity VIP Equity Income Portfolio -- Service Class 2: 0.81%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.91%. These offsets may be discontinued at any time.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(11) The Fund administration fee is paid indirectly through the management fee.



(12) The Fund administration fee is paid indirectly through the management fee.



(13) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


(14) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.



(15) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(16) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $5,287 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(18) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $13,271 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(19) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. The undertaking may be amended or withdrawn at any time for all classes. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,785 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(20) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.11%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(formerly AIM Variable Insurance
Funds, Inc.)
 AIM V.I. CAPITAL APPRECIATION FUND  Growth of capital                    A I M Advisors, Inc.
  -- SERIES I
 AIM V.I. CAPITAL DEVELOPMENT FUND   Long-term growth of capital          A I M Advisors, Inc.
  -- SERIES I
 AIM V.I. CORE EQUITY FUND --        Growth of capital                    A I M Advisors, Inc.
  SERIES I (Closed to all premium
  payments and transfers of account
  value for all policies issued on
  or after May 1, 2006. Fund will
  remain available for investment
  for policies issued April 30,
  2006 and before.)
 AIM V.I. MID CAP CORE EQUITY FUND   Long-term growth of capital          A I M Advisors, Inc.
  -- SERIES I
 AIM V.I. SMALL CAP EQUITY FUND --   Long-term growth of capital          A I M Advisors, Inc.
  SERIES I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


FUNDING OPTION                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS               Long-term growth of capital          AllianceBernstein L.P.
  INTERNATIONAL GROWTH PORTFOLIO --
  CLASS B
 ALLIANCEBERNSTEIN VPS               Long-term growth of capital          AllianceBernstein L.P.
  INTERNATIONAL VALUE PORTFOLIO --
  CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID     Long-term growth of capital          AllianceBernstein L.P.
  CAP VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION     High total return, including income  Capital Research and Management
  FUND -- CLASS 2                    and capital gains, consistent with   Company
                                     the preservation of capital over
                                     the long term.
 AMERICAN FUNDS BLUE CHIP INCOME     Produce income exceeding the         Capital Research and Management
  AND GROWTH FUND -- CLASS 2         average yield on U.S. stocks         Company
                                     generally (as represented by the
                                     average yield on the Standard &
                                     Poor's 500 Composite Index)and to
                                     provide an opportunity for growth
                                     of principal consistent with sound
                                     common stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS   High level of current income as is   Capital Research and Management
  2                                  consistent with the preservation of  Company
                                     capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND   Seeks to make your investment grow   Capital Research and Management
  -- CLASS 2                         over time by investing primarily in  Company
                                     common stocks of companies located
                                     around the world.
 AMERICAN FUNDS GLOBAL SMALL         Seeks to make your investment grow   Capital Research and Management
  CAPITALIZATION FUND -- CLASS 2     over time by investing primarily in  Company
                                     stocks of smaller companies located
                                     around the world.
 AMERICAN FUNDS GROWTH FUND --       Seeks to make your investment grow   Capital Research and Management
  CLASS 2                            by investing primarily in common     Company
                                     stocks of companies that appear to
                                     offer superior opportunities for
                                     growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND   Seeks to make your investment grow   Capital Research and Management
  -- CLASS 2                         and provide you with income over     Company
                                     time by investing primarily in
                                     common stocks or other securities
                                     that demonstrate the potential for
                                     appreciation and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND   Seeks to make your investment grow   Capital Research and Management
  -- CLASS 2                         over time by investing primarily in  Company
                                     common stocks of companies located
                                     outside the United States.
 AMERICAN FUNDS NEW WORLD FUND --    Long-term capital appreciation       Capital Research and Management
  CLASS 2                                                                 Company
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 FIDELITY VIP CONTRAFUND(R)          Long-term capital appreciation       Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2                                            Company

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


FUNDING OPTION                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME          Reasonable income. Fund will also    Fidelity Management & Research
  PORTFOLIO -- INITIAL CLASS         consider potential for capital       Company
  (Policies issued prior to October  appreciation.
  3, 2005, will receive Initial
  Class shares).
 FIDELITY VIP EQUITY-INCOME          Reasonable income. Fund will also    Fidelity Management & Research
  PORTFOLIO -- SERVICE CLASS 2       consider potential for capital       Company
                                     appreciation.
 FIDELITY VIP MID CAP PORTFOLIO --   Long-term growth of capital          Fidelity Management & Research
  SERVICE CLASS 2                                                         Company
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --  Maximize income while maintaining    Franklin Advisers, Inc.
  CLASS 2                            prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE                                                 Franklin Advisory Services, LLC
  SECURITIES FUND -- CLASS 2
 MUTUAL DISCOVERY SECURITIES FUND    Capital appreciation                 Franklin Mutual Advisers, LLC
  -- CLASS 2                                                              Sub-advised by Franklin Templeton
                                                                          Investment Management Limited
 MUTUAL SHARES SECURITIES FUND --    Capital appreciation, with income    Franklin Mutual Advisers, LLC
  CLASS 2                            as a secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES  Seeks high current income,           Templeton Global Advisors Limited
  FUND -- CLASS 2                    consistent with preservation of      Sub-advised by Templeton Asset
                                     capital, with capital appreciation   Management Ltd.
                                     as a secondary consideration. The
                                     Fund normally invests mainly in
                                     debt securities of governments and
                                     their political subdivisions and
                                     agencies, supranational
                                     organizations and companies located
                                     anywhere in the world, including
                                     emerging markets.
 TEMPLETON GROWTH SECURITIES FUND    Long-term capital growth             Templeton Global Advisors Limited
  -- CLASS 2                                                              Sub-advised by Templeton Asset
                                                                          Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS   Capital appreciation                 HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS    Capital appreciation                 HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND --       Maximum long-term total return       HL Investment Advisors, LLC
  CLASS IA                                                                Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS   Growth of capital                    HL Investment Advisors, LLC
  FUND -- CLASS IA (Closed to all                                         Sub-advised by Wellington
  premium payments and transfers of                                       Management Company, LLP
  account value for all policies
  issued on or after May 2, 2005.
  Fund will remain available for
  investment for policies issued
  May 1, 2005 and before.)
 HARTFORD DISCIPLINED EQUITY HLS     Growth of capital                    HL Investment Advisors, LLC
  FUND -- CLASS IA                                                        Sub-advised by Wellington
                                                                          Management Company, LLP

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


FUNDING OPTION                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS    High level of current income         HL Investment Advisors, LLC
  FUND -- CLASS IA                   consistent with growth of capital    Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS    Seeks to provide investment results  HL Investment Advisors, LLC
  IA                                 which approximate the price and      Sub-advised by Hartford Investment
                                     yield performance of publicly        Management Company
                                     traded common stocks in the
                                     aggregate
 HARTFORD INTERNATIONAL              Long-term growth of capital          HL Investment Advisors, LLC
  OPPORTUNITIES HLS FUND -- CLASS                                         Sub-advised by Wellington
  IA                                                                      Management Company, LLP
 HARTFORD INTERNATIONAL SMALL        Capital appreciation                 HL Investment Advisors, LLC
  COMPANY HLS FUND -- CLASS IA                                            Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS   Long-term growth of capital          HL Investment Advisors, LLC
  IA (Closed to all premium                                               Sub-advised by Wellington
  payments and transfers of account                                       Management Company, LLP
  value for all policies issued on
  or after November 1, 2003. Fund
  will remain available for
  investment for policies issued
  October 31, 2003 and before.)
 HARTFORD MIDCAP VALUE HLS FUND --   Long-term capital appreciation       HL Investment Advisors, LLC
  CLASS IA (Closed to all premium                                         Sub-advised by Wellington
  payments and transfers of account                                       Management Company, LLP
  value for all policies issued on
  or after August 2, 2004. Fund
  will remain available for
  investment for policies issued
  August 1, 2004 and before.)
 HARTFORD MONEY MARKET HLS FUND --   Maximum current income consistent    HL Investment Advisors, LLC
  CLASS IA                           with liquidity and preservation of   Sub-advised by Hartford Investment
                                     capital                              Management Company
 HARTFORD MORTGAGE SECURITIES HLS    Maximum current income consistent    HL Investment Advisors, LLC
  FUND -- CLASS IA                   with safety of principal and         Sub-advised by Hartford Investment
                                     maintenance of liquidity by          Management Company
                                     investing primarily in mortgage
                                     related securities
 HARTFORD SMALL COMPANY HLS FUND --  Growth of capital                    HL Investment Advisors, LLC
  CLASS IA                                                                Sub-advised by Wellington
                                                                          Management Company, LLP and
                                                                          Hartford Investment Management
                                                                          Company
 HARTFORD STOCK HLS FUND -- CLASS    Long-term growth of capital          HL Investment Advisors, LLC
  IA                                                                      Sub-advised by Wellington
                                                                          Management Company, LLP
 HARTFORD TOTAL RETURN BOND HLS      Competitive total return, with       HL Investment Advisors, LLC
  FUND -- CLASS IA                   income as a secondary objective      Sub-advised by Hartford Investment
                                                                          Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE         Current income and capital           Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC              appreciation
 LORD ABBETT GROWTH AND INCOME       Long-term growth of capital and      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC              income without excessive
                                     fluctuations in market value

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDING OPTION                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --    Capital appreciation                 MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES --      Capital appreciation                 MFS Investment Management(R)
  INITIAL CLASS
 MFS(R) TOTAL RETURN SERIES --       Total return                         MFS Investment Management(R)
  INITIAL CLASS
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION    Seeks to achieve capital             OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES          appreciation by investing in
                                     securities of well-known
                                     established companies.
 OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital              OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES          appreciation by investing a
                                     substantial portion of its assets
                                     in securities of foreign issuers,
                                     "growth-type" companies, cyclical
                                     industries and special situations
                                     which are considered to have
                                     appreciation possibilities, but
                                     which may be considered to be
                                     speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA  Seeks a high total return (which     OppenheimerFunds, Inc.
  -- SERVICE SHARES                  includes growth in the value of its
                                     shares as well as current income)
                                     from equity and debt securities.
                                     From time to time the Fund may
                                     focus on small to medium
                                     capitalization common stocks, bonds
                                     and convertible securities.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES     Long-term growth of capital          Putnam Investment Management, LLC
  FUND -- CLASS IB
 PUTNAM VT EQUITY INCOME FUND --     Capital growth and current income    Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT GLOBAL EQUITY FUND --     Capital appreciation                 Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT GROWTH AND INCOME FUND    Capital growth and current income    Putnam Investment Management, LLC
  -- CLASS IB (Closed to all
  premium payments and transfers of
  account value for all policies
  issued on or after May 1, 2006.
  Fund will remain available for
  investment for policies issued
  April 30, 2006 and before.)
 PUTNAM VT HIGH YIELD FUND -- CLASS  High current income. Capital growth  Putnam Investment Management, LLC
  IB                                 is a secondary goal when consistent  Sub-advised by Putnam Investments
                                     with achieving high current income   Limited
 PUTNAM VT INCOME FUND -- CLASS IB   High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                     be prudent risk
 PUTNAM VT INTERNATIONAL EQUITY      Capital appreciation                 Putnam Investment Management, LLC
  FUND -- CLASS IB                                                        Sub-advised by Putnam Investments
                                                                          Limited
 PUTNAM VT NEW OPPORTUNITIES FUND    Long-term capital appreciation       Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT SMALL CAP VALUE FUND --   Capital appreciation                 Putnam Investment Management, LLC
  CLASS IB

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

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
FUNDING OPTION                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND -- CLASS IB  Capital appreciation                 Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 VAN KAMPEN -- UIF U.S. MID CAP      Above-average total return over a    Morgan Stanley Investment
  VALUE PORTFOLIO -- CLASS II        market cycle of three to five years  Management Inc.
                                     by investing primarily in common
                                     stocks and other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO   Capital growth and income through    Van Kampen Asset Management
  -- CLASS II                        investments in equity securities,
                                     including common stocks, preferred
                                     stocks and securities convertible
                                     into common and preferred stocks.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT


The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current sales load is 0.00%. The maximum sales load is 2.50%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

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On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Smoker or Non-smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Smoker or Non-smoker Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and Death Benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. For policies with initial face amounts less than $100,000, the current and maximum monthly administrative charge is $10.00. For policies with initial face amounts of at least $100,000, the current monthly administrative charge is $8.50, the maximum charge is $10.00.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The charge is assessed according to your Account Value attributable to the Sub-Accounts. The mortality and expense risk charge each month is equal to:

-   1/12 of the annual mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.

                  CURRENT ANNUAL MORTALITY & EXPENSE RISK RATE

                                              SEPARATE ACCOUNT VALUES
                                       LESS THAN OR              GREATER THAN
DURING POLICY YEARS                  EQUAL TO $25,000              $25,000
--------------------------------------------------------------------------------
               1-10                         1.10  %                   .90  %
              11-20                          .70  %                   .40  %
               21+                           .50  %                   .30  %

The maximum mortality and expense risk rate is 1/12 of 1.20% per month. The maximum annual mortality and expense risk charge is 1.20%.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. The maximum charge for any rider chosen is shown on the policy specification pages of the contract. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 14 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy;

-   you decrease the Face Amount by a cumulative amount of more than $500,000;
    or

- you take a withdrawal that causes the Face Amount to decrease by a cumulative amount of more than $500,000.

The amount of surrender charge is individualized based on the Insured's age, Death Benefit Option, sex, and insurance class on the date of issue. The surrender charges by policy year are on the policy specification pages of the contract. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. For partial surrender charges applicable to a decrease in the Face Amount or withdrawal, see "Unscheduled Increases and Decreases in the Face Amount."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.



ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.



There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

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responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.



For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.


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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.



We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.



THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.



UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

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  provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static

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26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.


OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- In the event the person insured by the policy becomes totally disabled, we will credit the policy with an amount equal to the benefit defined in your policy for as long as the insured remains totally disabled. The charge for this rider will continue to be deducted from the Account Value during the total disability of the person insured by the policy until the rider terminates.


-Waiver of Specified Amount Disability Benefit Rider (available for policies issued after March 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.



- TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.


  In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

  The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

  You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

- ACCIDENTAL DEATH BENEFIT RIDER -- This rider provides additional insurance coverage in the event of the accidental death of the insured.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount if the insured becomes totally disabled.

- COST OF LIVING ADJUSTMENT RIDER -- We will increase your Face Amount without evidence of insurability on every second anniversary of this rider. Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.


- ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a


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  lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. There is no charge for this rider.

- DEATH BENEFIT GUARANTEE RIDER -- You may elect a guarantee period to age 65 up to the lifetime of the policy. We will guarantee your death benefit remains in effect as long as you pay at least the required Death Benefit Guarantee Premium on a cumulative basis for the guarantee period elected. In addition to the required premium there is a per $1,000 charge for this rider.

- CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider. This rider may not be available in all policies.

Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and we may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option or the Third Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the three payment options.

The tables in your policy for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the three payment options.

Other arrangements for income payments may be agreed upon.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD


We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below


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28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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under "Additional Payments"). All or a portion of the payments we make to
Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 128% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.00%. In Policy Years 2 and later, the maximum commission we pay is 2% of Target Premium and 4% on premiums above the Target Premium.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co.,


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Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth
Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



PREMIUMS


APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50, $25 if paying by automatic draft from your checking account.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payments will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50, $25 if paying by automatic draft from your checking account, or the amount required to keep the policy in force.


  In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procdures:



       - If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



       - If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



  These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



  In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.


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30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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  If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



       If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 in a policy year is subject to our approval.


ALLOCATION OF PREMIUM PAYMENTS



INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.



HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford, as administrator for Union Security
PO Boxes 64270, 64272 and 64275
St. Paul, MN 55164



or



To our Life Operations team at:



The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

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If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market HLS Fund Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are two death benefit options available at issue: the Level Death Benefit Option and the Return of Account Value Death Benefit Option. Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under the Level Death Benefit Option, the current Face Amount.

- Under the Return of Account Value Option, the current Face Amount plus the Account Value.

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32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to the Level Death Benefit Option, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If this change results in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to Us. If you elect to change to the Return of Account Value Option, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. You may change from the Return of Account Value Option to a third option called the Decreasing Death Benefit Option. The Decreasing Death Benefit Option is the current Face Amount, plus the lesser of:
(a) the Account Value on the date We receive due proof of the insured's death; or (b) the Account Value on the date the death benefit option was changed from the Return of Account Value Option to the Decreasing Death Benefit Option. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                             A            B
--------------------------------------------------------------------------------
 Face Amount                                               $100,000     $100,000
 Account Value                                               46,500       34,000
 Specified Percentage                                          250%         250%
 Death Benefit Option                                         Level        Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. If you elect to increase your Face Amount, the increase will result in an overall increase of charges because the amount of insurance coverage has increased.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect. If during the surrender charge period, your Accumulated Face Amount decrease exceeds $500,000, a partial surrender charge will be assessed.

The surrender charge assessed will be a percentage of the policy level surrender charge. This percentage will be calculated as follows:

For a decrease that results in total Face Amount decreases to exceed $500,000, the percentage equals (a) divided by (b) where;

    (a)  is the sum of all Face Amount decreases to date, and

    (b) is the sum of the initial Face Amount and all increases in Face Amount.

For any subsequent decrease, the percentage equals the amount of the current Face Amount decrease divided by the current Face Amount immediately prior to the decrease.

The surrender charge assessed will be deducted from your Account Value on the Monthly Activity Date on which the decrease becomes effective. We will also reduce the surrender charges applicable to future policy years and provide you a revised schedule of surrender charges. You will never be charged more than the maximum charge indicated in the fee table.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance. Investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

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MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $250. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. If the death benefit option then in effect is the Level Death Benefit Option, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $250. In Tennessee, there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

Taking a loan may increase the risk that a policy may lapse. If a policy loan is outstanding when a policy is surrendered, cancelled, or allowed to lapse, the amount of the outstanding indebtedness (plus accrued interest) will be deemed distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax advisor as to the potential tax consequences.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the interest rates we will charge on your Indebtedness.

                                                                     INTEREST RATE CHARGED
           DURING POLICY YEARS              PORTION OF INDEBTEDNESS    EQUALS 3.0% PLUS:
------------------------------------------------------------------------------------------
                   1-10                          Preferred                   0%
                                               Non-Preferred                2.0%
               11 and later                      Preferred                   0%
                                               Non-Preferred                1.0%


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34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:

-   The Account Value is not sufficient to cover the Monthly Deduction Amount;
    or

-   The Indebtedness exceeds the Cash Value; and

-   The No-Lapse Guarantee is not available.

A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy in force. During the No-Lapse Guarantee Period, the premium required will be the lesser of a) the amount required to create a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default; and b) the amount, if any, required to maintain the No-Lapse Guarantee for three months beyond the date your Policy goes into default. After the No-Lapse Guarantee Period, the premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default.

If the required premium set forth in the notice is not received by the end of the Grace Period and the No-Lapse Guarantee is not available, the policy will terminate. If the No-Lapse Guarantee is available, the policy will remain in force. For more information about the No-Lapse Guarantee, see the section entitled "No-Lapse Guarantee."

If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE -- The policy will remain in force as long as the No-Lapse Guarantee is available, as described below.

The No-Lapse Guarantee is available as long as:

-   the policy is in the No-Lapse Guarantee Period; and

- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

The length of the No-Lapse Guarantee Period is a period that begins at issuance of your policy and continues for the lesser of 5 years or your attainment of age 85 during which the No-Lapse Guarantee is available. The No-Lapse Guarantee is not available in New Jersey and Maryland. In Illinois, this provision is referred to as the "Policy Coverage Protection Benefit." The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.

You may be required to make premium payments to keep the No-Lapse Guarantee available, as described above.

If during the No-Lapse Guarantee Period, the Face Amount is increased or decreased, or riders are added or increased, deleted or reduced, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new Monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

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FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.


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We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving


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favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of


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ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this


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section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting


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information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS


In order to help you understand how your policy values would vary over time under difference sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request such personalized illustrations at anytime from your registered representative. We have included an example of an illustration as Appendix A to this prospectus.


FINANCIAL STATEMENTS

We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

ADMINISTRATIVE OFFICE OF THE COMPANY: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence is P.O. Box 2999, Hartford, CT 06104-2999, except for overnight express mail packages, which should be sent to:
Attention: Individual Life Operations, 200 Hopmeadow Street, Simsbury, CT 06089.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse guarantee. Initially, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Guarantee Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current No-Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.


INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and tax charge.

NO-LAPSE GUARANTEE PERIOD: a period that begins at issuance of your policy and continues for the lesser of 5 years or your attainment of age 85 during which the No-Lapse Guarantee is available.

NO-LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Subaccounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.

The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.89%, 5.11% and 11.11%, respectively.

The Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

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                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          DEATH BENEFIT OPTION: LEVEL
                              $200,000 FACE AMOUNT
                    ISSUE AGE: 35 MALE STANDARD NON-NICOTINE
                             $1,500 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARATEED CHARGES)



             TOTAL
           PREMIUMS
            WITH 5%                       DEATH BENEFIT                               ACCOUNT VALUE
YEAR       INTEREST           0%              6%               12%         0%             6%              12%
-----------------------------------------------------------------------------------------------------------------
1             $1,575        $200,000        $200,000          $200,000    $1,043         $1,118            $1,193
2             $3,229        $200,000        $200,000          $200,000    $2,035         $2,250            $2,474
3             $4,965        $200,000        $200,000          $200,000    $2,987         $3,405            $3,859
4             $6,788        $200,000        $200,000          $200,000    $3,896         $4,581            $5,357
5             $8,703        $200,000        $200,000          $200,000    $4,762         $5,779            $6,978
6            $10,713        $200,000        $200,000          $200,000    $5,580         $6,994            $8,729
7            $12,824        $200,000        $200,000          $200,000    $6,349         $8,225           $10,622
8            $15,040        $200,000        $200,000          $200,000    $7,069         $9,470           $12,670
9            $17,367        $200,000        $200,000          $200,000    $7,750        $10,741           $14,900
10           $19,810        $200,000        $200,000          $200,000    $8,447        $12,096           $17,386
15           $33,986        $200,000        $200,000          $200,000   $12,036        $20,231           $34,979
20           $52,079        $200,000        $200,000          $200,000   $13,792        $28,787           $62,922
25           $75,170        $200,000        $200,000          $200,000   $10,580        $34,901          $106,854
30          $104,641        $200,000        $200,000          $221,247    $2,194        $37,823          $181,350
35          $142,254              $0        $200,000          $353,851        $0        $32,832          $305,044
40          $190,260              $0        $200,000          $542,698        $0         $9,282          $507,194
45          $251,528              $0              $0          $882,690        $0             $0          $840,658
50          $329,723              $0              $0        $1,441,150        $0             $0        $1,372,524
55          $429,522              $0              $0        $2,315,262        $0             $0        $2,205,012
60          $556,894              $0              $0        $3,599,841        $0             $0        $3,564,199
65          $719,457              $0              $0        $5,955,134        $0             $0        $5,955,134


                CASH SURRENDER VALUE
YEAR     0%             6%              12%
----
1           $0             $0                $0
2           $0            $50              $274
3         $787         $1,205            $1,659
4       $1,696         $2,381            $3,157
5       $2,562         $3,579            $4,778
6       $3,600         $5,014            $6,749
7       $4,589         $6,465            $8,862
8       $5,529         $7,930           $11,130
9       $6,430         $9,421           $13,580
10      $7,347        $10,996           $16,286
15     $12,036        $20,231           $34,979
20     $13,792        $28,787           $62,922
25     $10,580        $34,901          $106,854
30      $2,194        $37,823          $181,350
35          $0        $32,832          $305,044
40          $0         $9,282          $507,194
45          $0             $0          $840,658
50          $0             $0        $1,372,524
55          $0             $0        $2,205,012
60          $0             $0        $3,564,199
65          $0             $0        $5,955,134



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                              $200,000 FACE AMOUNT
                    ISSUE AGE: 35 MALE STANDARD NON-NICOTINE
                             $1,500 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



             TOTAL
           PREMIUMS
            WITH 5%                       DEATH BENEFIT                              ACCOUNT VALUE
YEAR       INTEREST           0%              6%               12%        0%             6%              12%
----------------------------------------------------------------------------------------------------------------
1             $1,575        $200,000        $200,000          $200,000     $987         $1,059            $1,132
2             $3,229        $200,000        $200,000          $200,000   $1,924         $2,129            $2,343
3             $4,965        $200,000        $200,000          $200,000   $2,819         $3,217            $3,651
4             $6,788        $200,000        $200,000          $200,000   $3,673         $4,324            $5,062
5             $8,703        $200,000        $200,000          $200,000   $4,483         $5,448            $6,586
6            $10,713        $200,000        $200,000          $200,000   $5,246         $6,585            $8,229
7            $12,824        $200,000        $200,000          $200,000   $5,960         $7,733           $10,000
8            $15,040        $200,000        $200,000          $200,000   $6,624         $8,890           $11,912
9            $17,367        $200,000        $200,000          $200,000   $7,237        $10,055           $13,976
10           $19,810        $200,000        $200,000          $200,000   $7,795        $11,225           $16,204
15           $33,986        $200,000        $200,000          $200,000   $9,642        $16,984           $30,310
20           $52,079        $200,000        $200,000          $200,000   $9,370        $21,945           $51,096
25           $75,170        $200,000        $200,000          $200,000   $5,568        $24,387           $82,014
30          $104,641              $0        $200,000          $200,000       $0        $21,153          $129,920
35          $142,254              $0        $200,000          $242,308       $0         $5,385          $208,887
40          $190,260              $0              $0          $357,433       $0             $0          $334,049
45          $251,528              $0              $0          $558,243       $0             $0          $531,660
50          $329,723              $0              $0          $873,402       $0             $0          $831,811
55          $429,522              $0              $0        $1,339,513       $0             $0        $1,275,726
60          $556,894              $0              $0        $1,987,718       $0             $0        $1,968,038
65          $719,457              $0              $0        $3,147,538       $0             $0        $3,147,538


                CASH SURRENDER VALUE
YEAR    0%             6%              12%
----
1          $0             $0                $0
2          $0             $0              $143
3        $619         $1,017            $1,451
4      $1,473         $2,124            $2,862
5      $2,283         $3,248            $4,386
6      $3,266         $4,605            $6,249
7      $4,200         $5,973            $8,240
8      $5,084         $7,350           $10,372
9      $5,917         $8,735           $12,656
10     $6,695        $10,125           $15,104
15     $9,642        $16,984           $30,310
20     $9,370        $21,945           $51,096
25     $5,568        $24,387           $82,014
30         $0        $21,153          $129,920
35         $0         $5,385          $208,887
40         $0             $0          $334,049
45         $0             $0          $531,660
50         $0             $0          $831,811
55         $0             $0        $1,275,726
60         $0             $0        $1,968,038
65         $0             $0        $3,147,538



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-07329

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG WALL STREET VARIABLE UNIVERSAL LIFE (SERIES 11)
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1 , 2007
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2007 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $51,413,389; 2005:
$34,284,714; and 2004: $39,196,326. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

UNSCHEDULED INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, cost of insurance charge, mortality and expense risk charge, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN        AIM V.I. CAPITAL
                                    INTERNATIONAL           SMALL/MID-CAP            APPRECIATION
                                    VALUE PORTOLIO         VALUE PORTFOLIO               FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                            199,880                 200,349                  46,899
                                     ============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $4,492,525              $3,426,385              $1,116,680
                                     ============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $4,945,023              $3,606,287              $1,229,702
 Due from Hartford Life and
  Annuity Insurance Company                29,523                  14,666                   2,214
 Receivable from fund shares
  sold                                         --                      --                      --
 Other assets                                  --                       1                      --
                                     ------------            ------------            ------------
 Total Assets                           4,974,546               3,620,954               1,231,916
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Payable for fund shares
  purchased                                29,523                  14,666                   2,214
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                         29,523                  14,666                   2,214
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $4,945,023              $3,606,288              $1,229,702
                                     ============            ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I. CORE          AIM V.I. MID CAP        AIM V.I. SMALL CAP
                                    EQUITY FUND           CORE EQUITY FUND           EQUITY FUND
                                 SUB-ACCOUNT (B)(C)          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                   --                       --                     --
   Class IB                                   --                       --                     --
   Other class                            51,158                1,146,246                 41,546
                                    ============            =============             ==========
  Cost:
   Class IA                                   --                       --                     --
   Class IB                                   --                       --                     --
   Other class                        $1,279,826              $15,032,548               $616,874
                                    ============            =============             ==========
  Market Value:
   Class IA                                   --                       --                     --
   Class IB                                   --                       --                     --
   Other class                        $1,392,512              $15,497,247               $631,083
 Due from Hartford Life and
  Annuity Insurance Company                  471                    8,598                  4,195
 Receivable from fund shares
  sold                                        --                       --                     --
 Other assets                                  2                       --                     --
                                    ------------            -------------             ----------
 Total Assets                          1,392,985               15,505,845                635,278
                                    ------------            -------------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                     --
 Payable for fund shares
  purchased                                  471                    8,598                  4,195
 Other liabilities                            --                       43                     --
                                    ------------            -------------             ----------
 Total Liabilities                           471                    8,641                  4,195
                                    ------------            -------------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,392,514              $15,497,204               $631,083
                                    ============            =============             ==========

                                 AIM V.I. CAPITAL        AMERICAN FUNDS           AMERICAN FUNDS
                                   DEVELOPMENT          ASSET ALLOCATION         BLUE CHIP INCOME
                                       FUND                   FUND                AND GROWTH FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                          31,804                3,661,206                3,403,132
                                    ==========            =============            =============
  Cost:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                        $543,200              $57,446,147              $34,388,601
                                    ==========            =============            =============
  Market Value:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                        $586,145              $66,743,793              $40,395,179
 Due from Hartford Life and
  Annuity Insurance Company              1,203                   49,362                   57,950
 Receivable from fund shares
  sold                                      --                       --                       --
 Other assets                               --                       --                       --
                                    ----------            -------------            -------------
 Total Assets                          587,348               66,793,155               40,453,129
                                    ----------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                       --                       --
 Payable for fund shares
  purchased                              1,203                   49,362                   57,950
 Other liabilities                          --                       62                      192
                                    ----------            -------------            -------------
 Total Liabilities                       1,203                   49,424                   58,142
                                    ----------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $586,145              $66,743,731              $40,394,987
                                    ==========            =============            =============

(b) From inception, April 28, 2006 to December 31, 2006.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL GROWTH            AMERICAN FUNDS
                                       BOND FUND                  FUND                  GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                           3,092,610                2,251,873                 3,013,193
                                     =============            =============            ==============
  Cost:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                         $34,800,842              $35,039,714              $140,371,005
                                     =============            =============            ==============
  Market Value:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                         $35,657,794              $52,446,123              $193,085,423
 Due from Hartford Life and
  Annuity Insurance Company                 63,280                   26,475                   101,962
 Receivable from fund shares
  sold                                          --                       --                        --
 Other assets                                   --                      341                     1,439
                                     -------------            -------------            --------------
 Total Assets                           35,721,074               52,472,939               193,188,824
                                     -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                        --
 Payable for fund shares
  purchased                                 63,280                   26,475                   101,962
 Other liabilities                              26                       --                        --
                                     -------------            -------------            --------------
 Total Liabilities                          63,306                   26,475                   101,962
                                     -------------            -------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $35,657,768              $52,446,464              $193,086,862
                                     =============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                    GROWTH-INCOME            AMERICAN FUNDS           AMERICAN FUNDS
                                         FUND              INTERNATIONAL FUND         NEW WORLD FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                     --                       --                       --
   Class IB                                     --                       --                       --
   Other class                           4,258,379                2,868,987                1,042,844
                                    ==============            =============            =============
  Cost:
   Class IA                                     --                       --                       --
   Class IB                                     --                       --                       --
   Other class                        $138,918,202              $46,437,288              $15,459,246
                                    ==============            =============            =============
  Market Value:
   Class IA                                     --                       --                       --
   Class IB                                     --                       --                       --
   Other class                        $179,661,019              $62,945,569              $22,316,865
 Due from Hartford Life and
  Annuity Insurance Company                135,233                   76,888                   29,483
 Receivable from fund shares
  sold                                          --                       --                       --
 Other assets                                  548                       --                       65
                                    --------------            -------------            -------------
 Total Assets                          179,796,800               63,022,457               22,346,413
                                    --------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                       --
 Payable for fund shares
  purchased                                135,233                   76,888                   29,483
 Other liabilities                              --                      266                       --
                                    --------------            -------------            -------------
 Total Liabilities                         135,233                   77,154                   29,483
                                    --------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $179,661,567              $62,945,303              $22,316,930
                                    ==============            =============            =============

                                   AMERICAN FUNDS
                                    GLOBAL SMALL                                  FIDELITY VIP EQUITY
                                   CAPITALIZATION         FIDELITY VIP ASSET          INCOME FUND
                                        FUND              MANAGER PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                          1,289,698                 162,876                2,069,773
                                    =============            ============            =============
  Cost:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                        $19,780,535              $2,741,300              $47,874,675
                                    =============            ============            =============
  Market Value:
   Class IA                                    --                      --                       --
   Class IB                                    --                      --                       --
   Other class                        $31,778,168              $2,558,779              $54,197,161
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --                    7,484
 Receivable from fund shares
  sold                                     33,210                   3,264                       --
 Other assets                                 252                      --                      234
                                    -------------            ------------            -------------
 Total Assets                          31,811,630               2,562,043               54,204,879
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                33,210                   3,264                       --
 Payable for fund shares
  purchased                                    --                      --                    7,484
 Other liabilities                             --                       1                       --
                                    -------------            ------------            -------------
 Total Liabilities                         33,210                   3,265                    7,484
                                    -------------            ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $31,778,420              $2,558,778              $54,197,395
                                    =============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND           OVERSEAS            FIDELITY VIP MID
                                  PORTFOLIO          PORTFOLIO             CAP PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                --                 --                      --
   Class IB                                --                 --                      --
   Other class                        480,112            146,378                 276,973
                                =============       ============            ============
  Cost:
   Class IA                                --                 --                      --
   Class IB                                --                 --                      --
   Other class                    $15,042,666         $2,949,242              $9,163,991
                                =============       ============            ============
  Market Value:
   Class IA                                --                 --                      --
   Class IB                                --                 --                      --
   Other class                    $14,936,279         $3,508,683              $9,486,315
 Due from Hartford Life and
  Annuity Insurance Company            53,691                 --                  26,197
 Receivable from fund shares
  sold                                     --                 --                      --
 Other assets                              --                 --                       1
                                -------------       ------------            ------------
 Total Assets                      14,989,970          3,508,683               9,512,513
                                -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --                      --
 Payable for fund shares
  purchased                            53,691                 --                  26,197
 Other liabilities                          1                 29                      --
                                -------------       ------------            ------------
 Total Liabilities                     53,692                 29                  26,197
                                -------------       ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $14,936,278         $3,508,654              $9,486,316
                                =============       ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FRANKLIN SMALL
                                  FRANKLIN INCOME             CAP VALUE              MUTUAL SHARES
                                  SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT (A)            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                           398,161                1,356,669                1,781,380
                                    ============            =============            =============
  Cost:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                        $6,549,847              $20,217,934              $30,680,846
                                    ============            =============            =============
  Market Value:
   Class IA                                   --                       --                       --
   Class IB                                   --                       --                       --
   Other class                        $6,912,074              $25,491,812              $36,464,841
 Due from Hartford Life and
  Annuity Insurance Company               39,465                   31,011                   59,475
 Receivable from fund shares
  sold                                        --                       --                       --
 Other assets                                 --                      274                       --
                                    ------------            -------------            -------------
 Total Assets                          6,951,539               25,523,097               36,524,316
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                       --
 Payable for fund shares
  purchased                               39,465                   31,011                   59,475
 Other liabilities                             1                       --                       66
                                    ------------            -------------            -------------
 Total Liabilities                        39,466                   31,011                   59,541
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $6,912,073              $25,492,086              $36,464,775
                                    ============            =============            =============

                                     TEMPLETON
                                 GROWTH SECURITIES        MUTUAL DISCOVERY        HARTFORD ADVISERS
                                        FUND              SECURITIES FUND              HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                   --                      --                 4,825,659
   Class IB                                   --                      --                        --
   Other class                           195,701                 206,503                        --
                                    ============            ============            ==============
  Cost:
   Class IA                                   --                      --              $117,671,844
   Class IB                                   --                      --                        --
   Other class                        $2,910,559              $4,173,122                        --
                                    ============            ============            ==============
  Market Value:
   Class IA                                   --                      --              $109,052,767
   Class IB                                   --                      --                        --
   Other class                        $3,117,522              $4,487,313                        --
 Due from Hartford Life and
  Annuity Insurance Company                8,585                  28,569                    17,537
 Receivable from fund shares
  sold                                        --                      --                        --
 Other assets                                 --                      --                       209
                                    ------------            ------------            --------------
 Total Assets                          3,126,107               4,515,882               109,070,513
                                    ------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                        --
 Payable for fund shares
  purchased                                8,585                  28,569                    17,537
 Other liabilities                            --                       1                        --
                                    ------------            ------------            --------------
 Total Liabilities                         8,585                  28,570                    17,537
                                    ------------            ------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $3,117,522              $4,487,312              $109,052,976
                                    ============            ============            ==============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                HARTFORD TOTAL      HARTFORD CAPITAL         HARTFORD DIVIDEND
                                 RETURN BOND          APPRECIATION               AND GROWTH
                                   HLS FUND             HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                          9,903,338            4,811,823                 5,109,325
   Class IB                                 --                   --                        --
   Other class                              --                   --                        --
                                ==============       ==============            ==============
  Cost:
   Class IA                       $114,412,838         $228,147,302               $99,237,146
   Class IB                                 --                   --                        --
   Other class                              --                   --                        --
                                ==============       ==============            ==============
  Market Value:
   Class IA                       $111,293,053         $257,379,420              $116,449,176
   Class IB                                 --                   --                        --
   Other class                              --                   --                        --
 Due from Hartford Life and
  Annuity Insurance Company             30,161                   --                        --
 Receivable from fund shares
  sold                                      --              122,089                    47,723
 Other assets                              385                9,090                       290
                                --------------       --------------            --------------
 Total Assets                      111,323,599          257,510,599               116,497,189
                                --------------       --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --              122,089                    47,723
 Payable for fund shares
  purchased                             30,161                   --                        --
 Other liabilities                          --                   --                        --
                                --------------       --------------            --------------
 Total Liabilities                      30,161              122,089                    47,723
                                --------------       --------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $111,293,438         $257,388,510              $116,449,466
                                ==============       ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD GLOBAL         HARTFORD GLOBAL         HARTFORD GLOBAL
                                      ADVISERS                LEADERS                TECHNOLOGY
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                              111,612                  82,759                 249,321
   Class IB                                   --                      --                      --
   Other class                                --                      --                      --
                                    ============            ============            ============
  Cost:
   Class IA                           $1,360,306              $1,213,076              $1,228,870
   Class IB                                   --                      --                      --
   Other class                                --                      --                      --
                                    ============            ============            ============
  Market Value:
   Class IA                           $1,418,892              $1,662,687              $1,507,353
   Class IB                                   --                      --                      --
   Other class                                --                      --                      --
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                        --                      --                       6
 Other assets                                 31                      11                       6
                                    ------------            ------------            ------------
 Total Assets                          1,418,923               1,662,698               1,507,365
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                       6
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            --                      --                       6
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,418,923              $1,662,698              $1,507,359
                                    ============            ============            ============

                                      HARTFORD              HARTFORD GROWTH
                                 DISCIPLINED EQUITY          OPPORTUNITIES           HARTFORD INDEX
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                             1,260,796                  612,373                2,098,436
   Class IB                                    --                       --                       --
   Other class                                 --                       --                       --
                                    =============            =============            =============
  Cost:
   Class IA                           $15,014,845              $16,712,700              $68,955,611
   Class IB                                    --                       --                       --
   Other class                                 --                       --                       --
                                    =============            =============            =============
  Market Value:
   Class IA                           $17,756,896              $18,450,917              $67,914,445
   Class IB                                    --                       --                       --
   Other class                                 --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                    7,344                       --
 Receivable from fund shares
  sold                                     10,528                       --                   15,394
 Other assets                                  --                       --                      241
                                    -------------            -------------            -------------
 Total Assets                          17,767,424               18,458,261               67,930,080
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                10,528                       --                   15,394
 Payable for fund shares
  purchased                                    --                    7,344                       --
 Other liabilities                             68                       83                       --
                                    -------------            -------------            -------------
 Total Liabilities                         10,596                    7,427                   15,394
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $17,756,828              $18,450,834              $67,914,686
                                    =============            =============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD            HARTFORD
                                     INTERNATIONAL       INTERNATIONAL         HARTFORD
                                     SMALL COMPANY       OPPORTUNITIES          MIDCAP
                                       HLS FUND            HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                730,259           2,883,808           3,314,745
   Class IB                                     --                  --                  --
   Other class                                  --                  --                  --
                                     =============       =============       =============
  Cost:
   Class IA                            $10,558,969         $37,786,416         $74,477,665
   Class IB                                     --                  --                  --
   Other class                                  --                  --                  --
                                     =============       =============       =============
  Market Value:
   Class IA                            $12,248,648         $43,890,898         $89,468,159
   Class IB                                     --                  --                  --
   Other class                                  --                  --                  --
 Due from Hartford Life and
  Annuity Insurance Company                  4,735              34,785                  --
 Receivable from fund shares
  sold                                          --                  --             107,044
 Other assets                                   11                 123               8,774
                                     -------------       -------------       -------------
 Total Assets                           12,253,394          43,925,806          89,583,977
                                     -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                  --             107,044
 Payable for fund shares
  purchased                                  4,735              34,785                  --
 Other liabilities                              --                  --                  --
                                     -------------       -------------       -------------
 Total Liabilities                           4,735              34,785             107,044
                                     -------------       -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $12,248,659         $43,891,021         $89,476,933
                                     =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                 HARTFORD
                               MIDCAP VALUE        MONEY MARKET          MORTGAGE SECURITIES
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                        1,246,509          88,513,012                1,285,280
   Class IB                               --                  --                       --
   Other class                            --                  --                       --
                               =============       =============            =============
  Cost:
   Class IA                      $15,660,221         $88,513,012              $14,867,317
   Class IB                               --                  --                       --
   Other class                            --                  --                       --
                               =============       =============            =============
  Market Value:
   Class IA                      $17,673,480         $88,513,012              $13,901,087
   Class IB                               --                  --                       --
   Other class                            --                  --                       --
 Due from Hartford Life and
  Annuity Insurance Company            9,463           5,078,260                    6,561
 Receivable from fund shares
  sold                                    --                  --                       --
 Other assets                            254              10,024                       30
                               -------------       -------------            -------------
 Total Assets                     17,683,197          93,601,296               13,907,678
                               -------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                       --
 Payable for fund shares
  purchased                            9,463           5,078,260                    6,561
 Other liabilities                        --                  --                       --
                               -------------       -------------            -------------
 Total Liabilities                     9,463           5,078,260                    6,561
                               -------------       -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $17,673,734         $88,523,036              $13,901,117
                               =============       =============            =============

                                      HARTFORD             HARTFORD             HARTFORD
                                    SMALL COMPANY           STOCK         VALUE OPPORTUNITIES
                                      HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                             2,317,527            2,184,202              879,467
   Class IB                                    --                   --                   --
   Other class                                 --                   --                   --
                                    =============       ==============       ==============
  Cost:
   Class IA                           $36,539,801         $128,484,498          $15,321,321
   Class IB                                    --                   --                   --
   Other class                                 --                   --                   --
                                    =============       ==============       ==============
  Market Value:
   Class IA                           $44,187,994         $114,830,568          $17,356,632
   Class IB                                    --                   --                   --
   Other class                                 --                   --                   --
 Due from Hartford Life and
  Annuity Insurance Company                    --                2,110               29,376
 Receivable from fund shares
  sold                                      5,385                   --                   --
 Other assets                                 165                7,783                   21
                                    -------------       --------------       --------------
 Total Assets                          44,193,544          114,840,461           17,386,029
                                    -------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 5,385                   --                   --
 Payable for fund shares
  purchased                                    --                2,110               29,376
 Other liabilities                             --                   --                   --
                                    -------------       --------------       --------------
 Total Liabilities                          5,385                2,110               29,376
                                    -------------       --------------       --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $44,188,159         $114,838,351          $17,356,653
                                    =============       ==============       ==============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                   AMERICA'S VALUE         GROWTH & INCOME         MFS INVESTORS
                                      PORTFOLIO               PORTFOLIO             TRUST SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                    --                      --                    --
   Class IB                                    --                      --                    --
   Other class                            201,512                 136,465                 5,646
                                     ============            ============            ==========
  Cost:
   Class IA                                    --                      --                    --
   Class IB                                    --                      --                    --
   Other class                         $2,936,246              $3,869,679              $113,235
                                     ============            ============            ==========
  Market Value:
   Class IA                                    --                      --                    --
   Class IB                                    --                      --                    --
   Other class                         $3,079,104              $4,003,892              $122,454
 Due from Hartford Life and
  Annuity Insurance Company                31,077                  15,413                    64
 Receivable from fund shares
  sold                                         --                      --                    --
 Other assets                                   1                      --                    --
                                     ------------            ------------            ----------
 Total Assets                           3,110,182               4,019,305               122,518
                                     ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                    --
 Payable for fund shares
  purchased                                31,077                  15,413                    64
 Other liabilities                             --                      --                    --
                                     ------------            ------------            ----------
 Total Liabilities                         31,077                  15,413                    64
                                     ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,079,105              $4,003,892              $122,454
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              OPPENHEIMER
                                                                                CAPITAL
                                       MFS NEW            MFS TOTAL          APPRECIATION
                                  DISCOVERY SERIES      RETURN SERIES            FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                    --                   --                  --
   Class IB                                    --                   --                  --
   Other class                            190,155            1,262,067              47,306
                                    =============       ==============       =============
  Cost:
   Class IA                                    --                   --                  --
   Class IB                                    --                   --                  --
   Other class                         $2,755,048          $25,563,114          $1,807,551
                                    =============       ==============       =============
  Market Value:
   Class IA                                    --                   --                  --
   Class IB                                    --                   --                  --
   Other class                         $3,312,506          $27,626,645          $1,943,789
 Due from Hartford Life and
  Annuity Insurance Company                    --               24,267               3,453
 Receivable from fund shares
  sold                                        293                   --                  --
 Other assets                                  --                   --                  --
                                    -------------       --------------       -------------
 Total Assets                           3,312,799           27,650,912           1,947,242
                                    -------------       --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   293                   --                  --
 Payable for fund shares
  purchased                                    --               24,267               3,453
 Other liabilities                             61                  111                  --
                                    -------------       --------------       -------------
 Total Liabilities                            354               24,378               3,453
                                    -------------       --------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $3,312,445          $27,626,534          $1,943,789
                                    =============       ==============       =============


                                     OPPENHEIMER             OPPENHEIMER              PUTNAM VT
                                  GLOBAL SECURITIES          MAIN STREET             DIVERSIFIED
                                        FUND                    FUND                 INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                    --                     --                  150,527
   Class IB                                    --                     --                       --
   Other class                            127,587                 26,764                       --
                                    =============            ===========            =============
  Cost:
   Class IA                                    --                     --               $1,498,961
   Class IB                                    --                     --                       --
   Other class                         $4,269,747               $602,108                       --
                                    =============            ===========            =============
  Market Value:
   Class IA                                    --                     --               $1,338,183
   Class IB                                    --                     --                       --
   Other class                         $4,655,631               $657,851                       --
 Due from Hartford Life and
  Annuity Insurance Company                 5,558                 10,620                       --
 Receivable from fund shares
  sold                                         --                     --                    5,392
 Other assets                                  --                     --                        1
                                    -------------            -----------            -------------
 Total Assets                           4,661,189                668,471                1,343,576
                                    -------------            -----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     --                    5,392
 Payable for fund shares
  purchased                                 5,558                 10,620                       --
 Other liabilities                             --                     --                       --
                                    -------------            -----------            -------------
 Total Liabilities                          5,558                 10,620                    5,392
                                    -------------            -----------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $4,655,631               $657,851               $1,338,184
                                    =============            ===========            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        PUTNAM VT                                     PUTNAM VT
                                 GLOBAL ASSET ALLOCATION          PUTNAM VT          GROWTH AND
                                          FUND               GLOBAL EQUITY FUND      INCOME FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                                52,867                     686,123             909,982
   Class IB                                    --                      35,219              46,816
   Other class                                 --                          --                  --
                                       ==========               =============       =============
  Cost:
   Class IA                              $960,972                 $13,511,451         $24,473,776
   Class IB                                    --                     353,923           1,152,807
   Other class                                 --                          --                  --
                                       ==========               =============       =============
  Market Value:
   Class IA                              $872,312                  $9,386,166         $26,880,860
   Class IB                                    --                     477,924           1,374,503
   Other class                                 --                          --                  --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       3,345               5,289
 Receivable from fund shares
  sold                                         --                          --                  --
 Other assets                                   1                          91                  46
                                       ----------               -------------       -------------
 Total Assets                             872,313                   9,867,526          28,260,698
                                       ----------               -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                          --                  --
 Payable for fund shares
  purchased                                    --                       3,345               5,289
 Other liabilities                             --                          --                  --
                                       ----------               -------------       -------------
 Total Liabilities                             --                       3,345               5,289
                                       ----------               -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $872,313                  $9,864,181         $28,255,409
                                       ==========               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                 PUTNAM VT           PUTNAM VT
                                 HEALTH SCIENCES FUND        HIGH YIELD FUND       INCOME FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                               207,837                 1,882,863            1,063,870
   Class IB                                    --                   855,564              329,504
   Other class                                 --                        --                   --
                                     ============             =============       ==============
  Cost:
   Class IA                            $2,191,911               $16,183,392          $13,486,929
   Class IB                                    --                 6,483,785            4,125,314
   Other class                                 --                        --                   --
                                     ============             =============       ==============
  Market Value:
   Class IA                            $2,845,286               $14,742,820          $13,511,145
   Class IB                                    --                 6,656,291            4,155,040
   Other class                                 --                        --                   --
 Due from Hartford Life and                    --                     7,573               17,966
  Annuity Insurance Company
 Receivable from fund shares                5,502                        --                   --
  sold
 Other assets                                  25                        --                   --
                                     ------------             -------------       --------------
 Total Assets                           2,850,813                21,406,684           17,684,151
                                     ------------             -------------       --------------
LIABILITIES:
 Due to Hartford Life and                   5,502                        --                   --
  Annuity Insurance Company
 Payable for fund shares                       --                     7,573               17,966
  purchased
 Other liabilities                             --                        18                    1
                                     ------------             -------------       --------------
 Total Liabilities                          5,502                     7,591               17,967
                                     ------------             -------------       --------------
NET ASSETS:
 For Variable Life Contract            $2,845,311               $21,399,093          $17,666,184
  Liabilities
                                     ============             =============       ==============

                                     PUTNAM VT                              PUTNAM VT
                                   INTERNATIONAL         PUTNAM VT        INTERNATIONAL
                                     GROWTH AND        INTERNATIONAL    NEW OPPORTUNITIES
                                    INCOME FUND         EQUITY FUND            FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                              109,480           1,370,917             74,042
   Class IB                                   --             263,954                 --
   Other class                                --                  --                 --
                                    ============       =============       ============
  Cost:
   Class IA                           $1,585,293         $22,733,079         $1,539,628
   Class IB                                   --           3,727,181                 --
   Other class                                --                  --                 --
                                    ============       =============       ============
  Market Value:
   Class IA                           $2,115,145         $28,487,658         $1,357,924
   Class IB                                   --           5,448,018                 --
   Other class                                --                  --                 --
 Due from Hartford Life and                   --                  --                 --
  Annuity Insurance Company
 Receivable from fund shares                  --               1,513                 --
  sold
 Other assets                                  5                 142                 50
                                    ------------       -------------       ------------
 Total Assets                          2,115,150          33,937,331          1,357,974
                                    ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and                     --               1,513                 --
  Annuity Insurance Company
 Payable for fund shares                      --                  --                 --
  purchased
 Other liabilities                            --                  --                 --
                                    ------------       -------------       ------------
 Total Liabilities                            --               1,513                 --
                                    ------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract           $2,115,150         $33,935,818         $1,357,974
  Liabilities
                                    ============       =============       ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             PUTNAM VT               PUTNAM VT
                                      PUTNAM VT             MONEY MARKET         NEW OPPORTUNITIES
                                    INVESTORS FUND              FUND                   FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA.                              216,272               511,385                  717,383
   Class IB                                    --                    --                   54,863
   Other class                                 --                    --                       --
                                     ============            ==========            =============
  Cost:
   Class IA                            $2,658,783              $511,385              $23,333,825
   Class IB                                    --                    --                  889,022
   Other class                                 --                    --                       --
                                     ============            ==========            =============
 Market Value:
  Class IA                             $2,653,656              $511,385              $14,605,925
  Class IB                                     --                    --                1,099,456
  Other class                                  --                    --                       --
 Due from Hartford Life and                    --                    --                      736
  Annuity Insurance Company
 Receivable from fund shares                   57                    --                       --
  sold
 Other assets                                  75                   131                      401
                                     ------------            ----------            -------------
 Total Assets                           2,653,788               511,516               15,706,518
                                     ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life and                      57                    --                       --
  Annuity Insurance Company.
 Payable for fund shares                       --                    --                      736
  purchased
 Other liabilities                             --                    --                       --
                                     ------------            ----------            -------------
 Total Liabilities                             57                    --                      736
                                     ------------            ----------            -------------
NET ASSETS:
 For Variable Life Contract            $2,653,731              $511,516              $15,705,782
  Liabilities
                                     ============            ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM VT               PUTNAM VT
                                     PUTNAM VT             OTC & EMERGING            SMALL CAP
                                   NEW VALUE FUND           GROWTH FUND              VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA.                             232,422                 160,894                      --
   Class IB                                   --                      --                  95,629
   Other class                                --                      --                      --
                                    ============            ============            ============
  Cost:
   Class IA                           $2,869,147              $3,211,666                      --
   Class IB                                   --                      --              $2,222,268
   Other class                                --                      --                      --
                                    ============            ============            ============
 Market Value:
  Class IA                            $4,292,832              $1,187,397                      --
  Class IB                                    --                      --              $2,320,921
  Other class                                 --                      --                      --
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                  16,929
 Receivable from fund shares
  sold                                    17,357                   6,293                      --
 Other assets                                 11                       4                      --
                                    ------------            ------------            ------------
 Total Assets                          4,310,200               1,193,694               2,337,850
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company.              17,357                   6,293                      --
 Payable for fund shares
  purchased                                   --                      --                  16,929
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                        17,357                   6,293                  16,929
                                    ------------            ------------            ------------
NET ASSETS:
 FOR VARIABLE LIFE CONTRACT
  LIABILITIES                         $4,292,843              $1,187,401              $2,320,921
                                    ============            ============            ============

                                                             PUTNAM VT
                                     PUTNAM VT               UTILITIES
                                 THE GEORGE PUTNAM           GROWTH AND              PUTNAM VT
                                   FUND OF BOSTON           INCOME FUND              VISTA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA.                             219,123                 129,347                 102,770
   Class IB                                   --                      --                      --
   Other class                                --                      --                      --
                                    ============            ============            ============
  Cost:
   Class IA                           $2,294,371              $2,162,062              $2,059,702
   Class IB                                   --                      --                      --
   Other class                                --                      --                      --
                                    ============            ============            ============
 Market Value:
  Class IA                            $2,732,457              $2,306,260              $1,537,442
  Class IB                                    --                      --                      --
  Other class                                 --                      --                      --
 Due from Hartford Life and
  Annuity Insurance Company                   --                     293                      --
 Receivable from fund shares
  sold                                        --                      --                       2
 Other assets                                 23                      28                      10
                                    ------------            ------------            ------------
 Total Assets                          2,732,480               2,306,581               1,537,454
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company.                  --                      --                       2
 Payable for fund shares
  purchased                                   --                     293                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            --                     293                       2
                                    ------------            ------------            ------------
NET ASSETS:
 FOR VARIABLE LIFE CONTRACT
  LIABILITIES                         $2,732,480              $2,306,288              $1,537,452
                                    ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     PUTNAM VT                                    VAN KAMPEN LIFE
                                                      CAPITAL                PUTNAM VT            INVESTMENT TRUST
                                  PUTNAM VT        OPPORTUNITIES               EQUITY                 COMSTOCK
                                VOYAGER FUND            FUND                INCOME FUND              PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares
   Class IA                           919,469                 --                      --                      --
   Class IB                            57,856            231,652                 344,963                      --
   Other class                             --                 --                      --                 626,403
                                =============       ============            ============            ============
  Cost:
   Class IA                       $46,903,930                 --                      --                      --
   Class IB                         1,508,865         $3,433,329              $4,438,304                      --
   Other class                             --                 --                      --              $8,519,234
                                =============       ============            ============            ============
  Market Value:
   Class IA                       $27,813,929                 --                      --                      --
   Class IB                         1,739,736         $3,947,343              $5,446,973                      --
   Other class                             --                 --                      --              $9,208,128
 Due from Hartford Life and
  Annuity Insurance Company             3,168              3,772                     344                  48,000
 Receivable from fund shares
  sold                                     --                 --                      --                      --
 Other assets                             312                 --                      --                      --
                                -------------       ------------            ------------            ------------
 Total Assets                      29,557,145          3,951,115               5,447,317               9,256,128
                                -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --                      --                      --
 Payable for fund shares
  purchased                             3,168              3,772                     344                  48,000
 Other liabilities                         --                519                       1                      --
                                -------------       ------------            ------------            ------------
 Total Liabilities                      3,168              4,291                     345                  48,000
                                -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $29,553,977         $3,946,824              $5,446,972              $9,208,128
                                =============       ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY         UNIT         CONTRACT
                                     PARTICIPANTS   FAIR VALUE#     LIABILITY
--------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
AllianceBernstein International
 Value Portolio -- Class B                 401,571    $12.314196      $4,945,023
AllianceBernstein Small/Mid-Cap
 Value Portfolio -- Class B                314,111     11.480951       3,606,288
AIM V.I. Capital Appreciation Fund
 -- Class S1                               109,195     11.261514       1,229,702
AIM V.I. Core Equity Fund -- Class
 S1                                         95,984     14.507758       1,392,514
AIM V.I. Mid Cap Core Equity Fund
 -- Class S1                               998,351     15.522798      15,497,204
AIM V.I. Small Cap Equity Fund --
 Class S1                                   51,501     12.253694         631,083
AIM V.I. Capital Development Fund
 -- Class S1                                48,804     12.010285         586,145
American Funds Asset Allocation
 Fund -- Class 2                         4,451,171     14.994647      66,743,731
American Funds Blue Chip Income and
 Growth Fund -- Class 2                  2,520,429     16.027025      40,394,987
American Funds Bond Fund -- Class
 2                                       3,007,083     11.857928      35,657,768
American Funds Global Growth Fund
 -- Class 2                             35,066,305      1.495637      52,446,464
American Funds Growth Fund -- Class
 2                                     163,711,876      1.179431     193,086,862
American Funds Growth-Income Fund
 -- Class 2                            123,092,543      1.459565     179,661,567
American Funds International Fund
 -- Class 2                              2,906,481     21.656876      62,945,303
American Funds New World Fund --
 Class 2                                   944,454     23.629455      22,316,930
American Funds Global Small
 Capitalization Fund -- Class 2         15,631,355      2.032992      31,778,420
Fidelity VIP Asset Manager
 Portfolio -- Class INIT                 1,125,581      2.273295       2,558,778
Fidelity VIP Equity-Income Fund
 Portfolio -- Class INIT                15,701,083      3.297550      51,775,107
Fidelity VIP Equity-Income Fund
 Portfolio -- Class SRV2                   194,435     12.458100       2,422,288
Fidelity VIP Contrafund Portfolio
 -- Class SRV2                           1,253,922     11.911647      14,936,278
Fidelity VIP Overseas Portfolio --
 Class INIT                              1,381,822      2.539150       3,508,654
Fidelity VIP Mid Cap Portfolio --
 Class SRV2                                793,811     11.950350       9,486,316
Franklin Income Securities Fund --
 Class 2                                   604,042     11.443038       6,912,073
Franklin Small Cap Value Securities
 Fund -- Class 2                         1,330,272     19.163059      25,492,086
Mutual Shares Securities Fund --
 Class 2                                 2,174,760     16.767268      36,464,775
Templeton Growth Securities Fund --
 Class 2                                   266,872     11.681704       3,117,522
Mutual Discovery Securities Fund --
 Class 2                                   392,499     11.432675       4,487,312
Hartford Advisers HLS Fund -- Class
 IA                                     34,122,412      3.195934     109,052,976
Hartford Total Return Bond HLS Fund
 -- Class IA                            47,113,000      2.362266     111,293,438
Hartford Capital Appreciation HLS
 Fund -- Class IA                       39,180,609      6.569283     257,388,510
Hartford Dividend and Growth HLS
 Fund -- Class IA                       28,623,119      4.068371     116,449,466
Hartford Global Advisers HLS Fund
 -- Class IA                               925,181      1.533670       1,418,923
Hartford Global Leaders HLS Fund --
 Class IA                                1,286,803      1.292115       1,662,698
Hartford Global Technology HLS Fund
 -- Class IA                             1,658,392      0.908928       1,507,359
Hartford Disciplined Equity HLS
 Fund -- Class IA                       11,569,730      1.534766      17,756,828
Hartford Growth Opportunities HLS
 Fund -- Class IA                        1,000,812     18.435854      18,450,834
Hartford Index HLS Fund -- Class
 IA                                     18,040,935      3.764477      67,914,686
Hartford International Small
 Company HLS Fund -- Class IA              529,146     23.147960      12,248,659
Hartford International
 Opportunities HLS Fund -- Class
 IA                                     14,900,218      2.945663      43,891,021
Hartford MidCap HLS Fund -- Class
 IA                                     24,620,379      3.634263      89,476,933
Hartford MidCap Value HLS Fund --
 Class IA                                  930,285     18.998199      17,673,734
Hartford Money Market HLS Fund --
 Class IA                               52,846,766      1.675089      88,523,036
Hartford Mortgage Securities HLS
 Fund -- Class IA                        6,498,825      2.139020      13,901,117
Hartford Small Company HLS Fund --
 Class IA                               19,825,942      2.228805      44,188,159
Hartford Stock HLS Fund -- Class
 IA                                     29,856,231      3.846378     114,838,351
Hartford Value Opportunities HLS
 Fund -- Class IA                          919,619     18.873752      17,356,653
Lord Abbett America's Value
 Portfolio -- Class VC                     268,542     11.466028       3,079,105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY         UNIT         CONTRACT
                                     PARTICIPANTS   FAIR VALUE#     LIABILITY
--------------------------------------------------------------------------------
Lord Abbett Growth & Income
 Portfolio -- Class VC                     329,221    $12.161720      $4,003,892
MFS Investors Trust Series -- Class
 INIT                                       10,382     11.794638         122,454
MFS New Discovery Series -- Class
 INIT                                      215,368     15.380400       3,312,445
MFS Total Return Series -- Class
 INIT                                    2,001,753     13.801173      27,626,534
Oppenheimer Capital Appreciation
 Fund -- Class SRV                         173,335     11.214030       1,943,789
Oppenheimer Global Securities Fund
 -- Class SRV                              370,368     12.570301       4,655,631
Oppenheimer Main Street Fund --
 Class SRV                                  55,311     11.893698         657,851
Putnam VT Diversified Income Fund
 -- Class IA                                64,274     20.819828       1,338,184
Putnam VT Global Asset Allocation
 Fund -- Class IA                           30,400     28.694786         872,313
Putnam VT Global Equity Fund --
 Class IA                                  314,971     29.800420       9,386,265
Putnam VT Global Equity Fund --
 Class IB                                   27,065     17.658324         477,916
Putnam VT Growth and Income Fund --
 Class IA                                  722,051     37.228527      26,880,905
Putnam VT Growth and Income Fund --
 Class IB                                   89,257     15.399391       1,374,504
Putnam VT Health Sciences Fund --
 Class IA                                  197,749     14.388482       2,845,311
Putnam VT High Yield Fund -- Class
 IA                                        586,342     25.143715      14,742,812
Putnam VT High Yield Fund -- Class
 IB                                        483,199     13.775449       6,656,281
Putnam VT Income Fund -- Class IA          633,780     21.318359      13,511,142
Putnam VT Income Fund -- Class IB          373,622     11.120988       4,155,042
Putnam VT International Growth and
 Income Fund -- Class IA                   102,225     20.691059       2,115,150
Putnam VT International Equity Fund
 -- Class IA                             1,414,573     20.138797      28,487,805
Putnam VT International Equity Fund
 -- Class IB                               276,275     19.719498       5,448,013
Putnam VT International New
 Opportunities Fund -- Class IA             79,281     17.128684       1,357,974
Putnam VT Investors Fund -- Class
 IA                                        216,875     12.236223       2,653,731
Putnam VT Money Market Fund --
 Class IA                                  307,701      1.662379         511,516
Putnam VT New Opportunities Fund --
 Class IA                                  596,848     24.472443      14,606,328
Putnam VT New Opportunities Fund --
 Class IB                                   72,449     15.175568       1,099,454
Putnam VT New Value Fund -- Class
 IA                                        198,026     21.678201       4,292,843
Putnam VT OTC & Emerging Growth
 Fund -- Class IA                          148,902      7.974374       1,187,401
Putnam VT Small Cap Value Fund --
 Class IB                                  196,663     11.801519       2,320,921
Putnam VT The George Putnam Fund of
 Boston -- Class IA                        171,739     15.910698       2,732,480
Putnam VT Utilities Growth and
 Income Fund -- Class IA                    72,780     31.688447       2,306,288
Putnam VT Vista Fund -- Class IA           112,802     13.629598       1,537,452
Putnam VT Voyager Fund -- Class IA         862,426     32.251178      27,814,265
Putnam VT Voyager Fund -- Class IB         132,547     13.125279       1,739,712
Putnam VT Capital Opportunities
 Fund -- Class IB                          218,864     18.033203       3,946,824
Putnam VT Equity Income Fund --
 Class IB                                  341,825     15.934960       5,446,972
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II            764,434     12.045674       9,208,128

#  Rounded unit values

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                   INTERNATIONAL         SMALL/MID-CAP        AIM V.I. CAPITAL
                                   VALUE PORTOLIO       VALUE PORTFOLIO      APPRECIATION FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $926                $3,278                  $688
                                     ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (47)                  326                47,701
 Net realized gain on
  distributions                           1,317                96,777                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           452,498               177,405                66,040
                                     ----------            ----------            ----------
  Net gain (loss) on
   investments                          453,768               274,508               113,741
                                     ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $454,694              $277,786              $114,429
                                     ==========            ==========            ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I. CORE          AIM V.I. MID CAP      AIM V.I. SMALL CAP
                                    EQUITY FUND           CORE EQUITY FUND          EQUITY FUND
                                 SUB-ACCOUNT (B)(C)         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $19,878                 $140,462                  $ --
                                     ----------             ------------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 153,746                    2,793                   350
 Net realized gain on
  distributions                              --                1,496,614                23,061
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,189                 (133,607)               14,847
                                     ----------             ------------             ---------
  Net gain (loss) on
   investments                          164,935                1,365,800                38,258
                                     ----------             ------------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $184,813               $1,506,262               $38,258
                                     ==========             ============             =========

                                                                                AMERICAN FUNDS
                                                                                  BLUE CHIP
                                AIM V.I. CAPITAL        AMERICAN FUNDS            INCOME AND
                                DEVELOPMENT FUND    ASSET ALLOCATION FUND        GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $1,367,040                $369,057
                                    ---------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   435                  10,652                   5,614
 Net realized gain on
  distributions                         9,832                 721,019               1,669,020
 Net unrealized appreciation
  (depreciation) of
  investments during the year          42,985               5,540,772               3,278,385
                                    ---------            ------------            ------------
  Net gain (loss) on
   investments                         53,252               6,272,443               4,953,019
                                    ---------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $53,252              $7,639,483              $5,322,076
                                    =========            ============            ============

(b) From inception, April 28, 2006 to December 31, 2006.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS              GLOBAL              AMERICAN FUNDS
                                      BOND FUND              GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,075,825                $383,688               $1,454,500
                                     ------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (375)                 33,639                   33,930
 Net realized gain on
  distributions                                --                      --                1,082,470
 Net unrealized appreciation
  (depreciation) of
  investments during the year             899,986               8,003,543               14,625,155
                                     ------------            ------------            -------------
  Net gain (loss) on
   investments                            899,611               8,037,182               15,741,555
                                     ------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,975,436              $8,420,870              $17,196,055
                                     ============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND        NEW WORLD FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,606,089                $945,443                $277,167
                                    -------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    53,077                  15,061                  75,418
 Net realized gain on
  distributions                         3,821,132                 487,072                 138,584
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,821,855               7,823,449               4,518,052
                                    -------------            ------------            ------------
  Net gain (loss) on
   investments                         20,696,064               8,325,582               4,732,054
                                    -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $23,302,153              $9,271,025              $5,009,221
                                    =============            ============            ============

                                   AMERICAN FUNDS          FIDELITY VIP           FIDELITY VIP
                                    GLOBAL SMALL          ASSET MANAGER        EQUITY-INCOME FUND
                                CAPITALIZATION FUND         PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $132,202               $72,992              $1,622,897
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  123,196                (7,944)                127,800
 Net realized gain on
  distributions                        1,477,477                    --               5,940,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,311,183               119,271               1,415,080
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         5,911,856               111,327               7,483,770
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,044,058              $184,319              $9,106,667
                                    ============            ==========            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIDELITY VIP           FIDELITY VIP
                                      CONTRAFUND              OVERSEAS          FIDELITY VIP MID
                                      PORTFOLIO              PORTFOLIO           CAP PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $102,274               $28,794                $3,127
                                     ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    29,673               (35,187)              (44,226)
 Net realized gain on
  distributions                         1,087,641                20,018               208,478
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (203,444)              539,145               296,208
                                     ------------            ----------            ----------
  Net gain (loss) on
   investments                            913,870               523,976               460,460
                                     ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,016,144              $552,770              $463,587
                                     ============            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FRANKLIN SMALL
                                 FRANKLIN INCOME           CAP VALUE             MUTUAL SHARES
                                 SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,788                $157,973                $355,463
                                    ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     73                  95,395                   5,334
 Net realized gain on
  distributions                          1,309                 883,977                 905,271
 Net unrealized appreciation
  (depreciation) of
  investments during the year          362,227               2,476,443               3,554,994
                                    ----------            ------------            ------------
  Net gain (loss) on
   investments                         363,609               3,455,815               4,465,599
                                    ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $373,397              $3,613,788              $4,821,062
                                    ==========            ============            ============

                                    TEMPLETON                                HARTFORD
                                      GROWTH           MUTUAL DISCOVERY      ADVISERS
                                 SECURITIES FUND       SECURITIES FUND       HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,750                $1,531          $2,486,895
                                    ----------            ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (104)               (1,525)             92,397
 Net realized gain on
  distributions                          4,876                 5,415           7,728,566
 Net unrealized appreciation
  (depreciation) of
  investments during the year          206,963               314,191             327,832
                                    ----------            ----------       -------------
  Net gain (loss) on
   investments                         211,735               318,081           8,148,795
                                    ----------            ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $213,485              $319,612         $10,635,690
                                    ==========            ==========       =============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD TOTAL         HARTFORD CAPITAL         HARTFORD DIVIDEND
                                     RETURN BOND             APPRECIATION              AND GROWTH
                                       HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,319,798               $3,311,442               $1,909,056
                                     ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     6,501                1,236,756                   92,108
 Net realized gain on
  distributions                            14,162               31,340,689                8,064,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (324,030)               2,305,327                9,451,777
                                     ------------            -------------            -------------
  Net gain (loss) on
   investments                           (303,367)              34,882,772               17,608,269
                                     ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,016,431              $38,194,214              $19,517,325
                                     ============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD GLOBAL       HARTFORD GLOBAL       HARTFORD GLOBAL
                                     ADVISERS              LEADERS              TECHNOLOGY
                                     HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $41,398               $12,668                  $ --
                                    ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 27,589                40,638                47,305
 Net realized gain on
  distributions                         50,906                88,571                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,566                72,644               103,747
                                    ----------            ----------            ----------
  Net gain (loss) on
   investments                          81,061               201,853               151,052
                                    ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $122,459              $214,521              $151,052
                                    ==========            ==========            ==========

                                HARTFORD DISCIPLINED      HARTFORD GROWTH
                                       EQUITY              OPPORTUNITIES           HARTFORD INDEX
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $188,779                $132,883              $1,094,633
                                    ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  169,805                  36,320                 813,217
 Net realized gain on
  distributions                               --               1,759,749               7,198,969
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,655,557                (162,090)                368,531
                                    ------------            ------------            ------------
  Net gain (loss) on
   investments                         1,825,362               1,633,979               8,380,717
                                    ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,014,141              $1,766,862              $9,475,350
                                    ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                    INTERNATIONAL           INTERNATIONAL         HARTFORD
                                    SMALL COMPANY           OPPORTUNITIES          MIDCAP
                                       HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $210,713              $1,029,070            $942,622
                                     ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    37,324                   7,919             316,319
 Net realized gain on
  distributions                         1,328,143               3,224,708          13,511,039
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,114,005               4,077,310          (5,033,757)
                                     ------------            ------------       -------------
  Net gain (loss) on
   investments                          2,479,472               7,309,937           8,793,601
                                     ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,690,185              $8,339,007          $9,736,223
                                     ============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD                 HARTFORD
                                    MIDCAP VALUE             MONEY MARKET          MORTGAGE SECURITIES
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $151,880               $3,862,989               $1,401,830
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    79,393                       --                    5,850
 Net realized gain on
  distributions                         2,105,847                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             412,672                       --                 (790,380)
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                          2,597,912                       --                 (784,530)
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,749,792               $3,862,989                 $617,300
                                    =============            =============            =============

                                       HARTFORD                                           HARTFORD
                                    SMALL COMPANY                HARTFORD            VALUE OPPORTUNITIES
                                       HLS FUND               STOCK HLS FUND              HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $80,492                $1,455,498                 $207,922
                                    --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,164,068                   937,213                  (87,533)
 Net realized gain on
  distributions                          6,708,560                 6,364,539                1,818,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,940,673)                6,154,548                  510,388
                                    --------------            --------------            -------------
  Net gain (loss) on
   investments                           5,931,955                13,456,300                2,241,068
                                    --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $6,012,447               $14,911,798               $2,448,990
                                    ==============            ==============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    LORD ABBETT           LORD ABBETT
                                     AMERICA'S          GROWTH & INCOME       MFS INVESTORS
                                  VALUE PORTFOLIO          PORTFOLIO          TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $66,826               $46,154               $333
                                     ----------            ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (149)                  824                 (5)
 Net realized gain on
  distributions                          55,709               123,680                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           153,899               146,811              9,241
                                     ----------            ----------            -------
  Net gain (loss) on
   investments                          209,459               271,315              9,236
                                     ----------            ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $276,285              $317,469             $9,569
                                     ==========            ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 OPPENHEIMER
                                                                                   CAPITAL
                                     MFS NEW            MFS TOTAL RETURN         APPRECIATION
                                 DISCOVERY SERIES            SERIES                  FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $515,948                  $420
                                    ----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,792                   1,133                   260
 Net realized gain on
  distributions                         47,174                 691,479                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          310,000               1,521,651               137,760
                                    ----------            ------------            ----------
  Net gain (loss) on
   investments                         358,966               2,214,263               138,020
                                    ----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $358,966              $2,730,211              $138,440
                                    ==========            ============            ==========

                                   OPPENHEIMER
                                      GLOBAL             OPPENHEIMER           PUTNAM VT
                                    SECURITIES           MAIN STREET          DIVERSIFIED
                                       FUND                 FUND              INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,816                 $571              $89,673
                                    ----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,021                   18               (1,801)
 Net realized gain on
  distributions                         73,189                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          366,245               55,956                1,790
                                    ----------            ---------            ---------
  Net gain (loss) on
   investments                         446,455               55,974                  (11)
                                    ----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $458,271              $56,545              $89,662
                                    ==========            =========            =========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                       GLOBAL           PUTNAM VT               PUTNAM VT
                                  ASSET ALLOCATION       GLOBAL                 GROWTH AND
                                        FUND           EQUITY FUND             INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $27,577             $52,433                $469,610
                                     ----------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (41,700)         (1,287,776)                226,556
 Net realized gain on
  distributions                              --                  --                 629,494
 Net unrealized appreciation
  (depreciation) of
  investments during the year           125,100           3,179,898               2,705,891
                                     ----------       -------------            ------------
  Net gain (loss) on
   investments                           83,400           1,892,122               3,561,941
                                     ----------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $110,977          $1,944,555              $4,031,551
                                     ==========       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT
                                     HEALTH               PUTNAM VT              PUTNAM VT
                                  SCIENCES FUND        HIGH YIELD FUND          INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $16,787              $1,386,824              $696,860
                                    ---------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                52,892                  24,571                 8,536
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          20,449                 502,724                73,665
                                    ---------            ------------            ----------
  Net gain (loss) on
   investments                         73,341                 527,295                82,201
                                    ---------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $90,128              $1,914,119              $779,061
                                    =========            ============            ==========

                                    PUTNAM VT                                       PUTNAM VT
                                  INTERNATIONAL            PUTNAM VT              INTERNATIONAL
                                    GROWTH AND           INTERNATIONAL          NEW OPPORTUNITIES
                                   INCOME FUND            EQUITY FUND                 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $30,657                $246,290                 $22,395
                                    ----------            ------------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 53,726               1,041,498                (194,910)
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          436,244               6,419,435                 499,210
                                    ----------            ------------             -----------
  Net gain (loss) on
   investments                         489,970               7,460,933                 304,300
                                    ----------            ------------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $520,627              $7,707,223                $326,695
                                    ==========            ============             ===========

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            PUTNAM VT              PUTNAM VT
                                      PUTNAM VT           MONEY MARKET         NEW OPPORTUNITIES
                                   INVESTORS FUND             FUND                   FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $17,719              $30,182                  $26,785
                                     -----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (147,818)                  --               (1,877,722)
 Net realized gain on
  distributions                               --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            482,437                   --                3,188,026
                                     -----------            ---------            -------------
  Net gain (loss) on
   investments                           334,619                   --                1,310,304
                                     -----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $352,338              $30,182               $1,337,089
                                     ===========            =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT               PUTNAM VT              PUTNAM VT
                                    NEW VALUE            OTC & EMERGING            SMALL CAP
                                       FUND                GROWTH FUND             VALUE FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $54,849                     $ --                $1,543
                                    ----------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 79,101               (1,254,146)                  163
 Net realized gain on
  distributions                        290,989                       --                47,236
 Net unrealized appreciation
  (depreciation) of
  investments during the year          206,594                1,419,280                98,157
                                    ----------            -------------            ----------
  Net gain (loss) on
   investments                         576,684                  165,134               145,556
                                    ----------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $631,533                 $165,134              $147,099
                                    ==========            =============            ==========

                                                          PUTNAM VT
                                    PUTNAM VT             UTILITIES
                                THE GEORGE PUTNAM         GROWTH AND              PUTNAM VT
                                  FUND OF BOSTON         INCOME FUND             VISTA FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $76,286               $68,298                     $ --
                                    ----------            ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 70,998               (28,226)                (169,989)
 Net realized gain on
  distributions                         98,625                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           78,589               478,472                  261,973
                                    ----------            ----------            -------------
  Net gain (loss) on
   investments                         248,212               450,246                   91,984
                                    ----------            ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $324,498              $518,544                  $91,984
                                    ==========            ==========            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              PUTNAM VT                                VAN KAMPEN LIFE
                                                               CAPITAL              PUTNAM VT          INVESTMENT TRUST
                                       PUTNAM VT            OPPORTUNITIES             EQUITY               COMSTOCK
                                     VOYAGER FUND                FUND              INCOME FUND            PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $108,339                $2,432               $55,740               $34,987
                                     -------------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,038,212)                  (94)               12,938                 6,716
 Net realized gain on
  distributions                                 --               177,076               150,789               162,666
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,468,838               252,396               630,758               685,977
                                     -------------            ----------            ----------            ----------
  Net gain (loss) on
   investments                           1,430,626               429,378               794,485               855,359
                                     -------------            ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,538,965              $431,810              $850,225              $890,346
                                     =============            ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN            AIM V.I.
                                    INTERNATIONAL           SMALL/MID-CAP              CAPITAL
                                    VALUE PORTOLIO         VALUE PORTFOLIO        APPRECIATION FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $926                  $3,278                    $688
 Net realized gain (loss) on
  security transactions                       (47)                    326                  47,701
 Net realized gain on
  distributions                             1,317                  96,777                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             452,498                 177,405                  66,040
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              454,694                 277,786                 114,429
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                335,513                 749,404                 142,271
 Net transfers                          4,272,041               2,478,620                 324,810
 Surrenders for benefit
  payments and fees                        (2,969)                (42,728)                 (2,378)
 Net loan activity                             22                 (14,522)                   (292)
 Cost of insurance                       (114,278)               (265,006)                (81,909)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,490,329               2,905,768                 382,502
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            4,945,023               3,183,554                 496,931
NET ASSETS:
 Beginning of year                             --                 422,734                 732,771
                                     ------------            ------------            ------------
 End of year                           $4,945,023              $3,606,288              $1,229,702
                                     ============            ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AIM V.I.                AIM V.I.                AIM V.I.
                                   AIM V.I. CORE       MID CAP CORE             SMALL CAP                CAPITAL
                                    EQUITY FUND         EQUITY FUND            EQUITY FUND           DEVELOPMENT FUND
                                 SUB-ACCOUNT (B)(C)     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $19,878            $140,462                  $ --                    $ --
 Net realized gain (loss) on
  security transactions                  153,746               2,793                   350                     435
 Net realized gain on
  distributions                               --           1,496,614                23,061                   9,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year             11,189            (133,607)               14,847                  42,985
                                    ------------       -------------            ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             184,813           1,506,262                38,258                  53,252
                                    ------------       -------------            ----------              ----------
UNIT TRANSACTIONS:
 Purchases                               350,607           3,032,003               133,012                  76,667
 Net transfers                           (10,539)            623,303               472,241                 486,885
 Surrenders for benefit
  payments and fees                      (48,694)           (424,038)               (5,662)                 (6,138)
 Net loan activity                       (14,352)           (110,681)               (4,697)                 (2,844)
 Cost of insurance                      (221,161)         (1,543,218)              (42,037)                (33,071)
                                    ------------       -------------            ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       55,861           1,577,369               552,857                 521,499
                                    ------------       -------------            ----------              ----------
 Net increase (decrease) in
  net assets                             240,674           3,083,631               591,115                 574,751
NET ASSETS:
 Beginning of year                     1,151,840          12,413,573                39,968                  11,394
                                    ------------       -------------            ----------              ----------
 End of year                          $1,392,514         $15,497,204              $631,083                $586,145
                                    ============       =============            ==========              ==========

                                                            AMERICAN FUNDS
                                   AMERICAN FUNDS              BLUE CHIP
                                        ASSET                 INCOME AND
                                   ALLOCATION FUND            GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income                 $1,367,040                 $369,057
 Net realized gain (loss) on
  security transactions                    10,652                    5,614
 Net realized gain on
  distributions                           721,019                1,669,020
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,540,772                3,278,385
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,639,483                5,322,076
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             10,536,554                6,747,544
 Net transfers                         12,279,123                6,811,139
 Surrenders for benefit
  payments and fees                      (990,772)                (914,545)
 Net loan activity                     (1,725,468)                (212,888)
 Cost of insurance                     (5,357,215)              (3,254,809)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,742,222                9,176,441
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           22,381,705               14,498,517
NET ASSETS:
 Beginning of year                     44,362,026               25,896,470
                                    -------------            -------------
 End of year                          $66,743,731              $40,394,987
                                    =============            =============

(b) From inception, April 28, 2006 to December 31, 2006.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS            AMERICAN FUNDS
                                       BOND FUND           GLOBAL GROWTH FUND           GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $1,075,825                 $383,688                $1,454,500
 Net realized gain (loss) on
  security transactions                       (375)                  33,639                    33,930
 Net realized gain on
  distributions                                 --                       --                 1,082,470
 Net unrealized appreciation
  (depreciation) of
  investments during the year              899,986                8,003,543                14,625,155
                                     -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,975,436                8,420,870                17,196,055
                                     -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               6,149,319                7,565,316                30,675,935
 Net transfers                           8,598,854                5,368,441                15,269,682
 Surrenders for benefit
  payments and fees                       (616,954)              (1,946,395)               (5,877,763)
 Net loan activity                        (297,091)                (412,766)               (3,285,683)
 Cost of insurance                      (2,858,789)              (4,170,434)              (17,516,112)
                                     -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,975,339                6,404,162                19,266,059
                                     -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            12,950,775               14,825,032                36,462,114
NET ASSETS:
 Beginning of year                      22,706,993               37,621,432               156,624,748
                                     -------------            -------------            --------------
 End of year                           $35,657,768              $52,446,464              $193,086,862
                                     =============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                  GROWTH-INCOME FUND       INTERNATIONAL FUND         NEW WORLD FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $2,606,089                 $945,443                 $277,167
 Net realized gain (loss) on
  security transactions                     53,077                   15,061                   75,418
 Net realized gain on
  distributions                          3,821,132                  487,072                  138,584
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,821,855                7,823,449                4,518,052
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,302,153                9,271,025                5,009,221
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              26,446,430                9,237,799                3,140,074
 Net transfers                           8,361,795               12,466,984                5,337,051
 Surrenders for benefit
  payments and fees                     (5,173,446)              (1,875,645)              (1,568,332)
 Net loan activity                      (3,123,581)              (2,244,280)                (602,017)
 Cost of insurance                     (15,559,281)              (4,799,712)              (1,690,285)
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,951,917               12,785,146                4,616,491
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            34,254,070               22,056,171                9,625,712
NET ASSETS:
 Beginning of year                     145,407,497               40,889,132               12,691,218
                                    --------------            -------------            -------------
 End of year                          $179,661,567              $62,945,303              $22,316,930
                                    ==============            =============            =============

                                   AMERICAN FUNDS                                 FIDELITY VIP EQUITY
                                    GLOBAL SMALL          FIDELITY VIP ASSET          INCOME FUND
                                 CAPITALIZATION FUND      MANAGER PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $132,202                 $72,992               $1,622,897
 Net realized gain (loss) on
  security transactions                   123,196                  (7,944)                 127,800
 Net realized gain on
  distributions                         1,477,477                      --                5,940,890
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,311,183                 119,271                1,415,080
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,044,058                 184,319                9,106,667
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              4,442,604                     552                6,402,370
 Net transfers                          3,535,594                 (68,687)                 404,838
 Surrenders for benefit
  payments and fees                    (2,321,866)                (42,290)              (1,612,693)
 Net loan activity                       (745,747)                (50,507)                (401,239)
 Cost of insurance                     (2,684,078)               (204,450)              (4,470,923)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,226,507                (365,382)                 322,353
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                            8,270,565                (181,063)               9,429,020
NET ASSETS:
 Beginning of year                     23,507,855               2,739,841               44,768,375
                                    -------------            ------------            -------------
 End of year                          $31,778,420              $2,558,778              $54,197,395
                                    =============            ============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                FIDELITY VIP             FIDELITY VIP            FIDELITY VIP
                                 CONTRAFUND                OVERSEAS                MID CAP
                                  PORTFOLIO               PORTFOLIO               PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net bffinvestment income            $102,274                 $28,794                  $3,127
 Net realized gain (loss) on
  security transactions                29,673                 (35,187)                (44,226)
 Net realized gain on
  distributions                     1,087,641                  20,018                 208,478
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (203,444)                539,145                 296,208
                                -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,016,144                 552,770                 463,587
                                -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          3,103,102                 (10,957)              1,837,690
 Net transfers                     10,465,619                 (67,303)              7,056,824
 Surrenders for benefit
  payments and fees                  (869,557)                (46,016)                (52,478)
 Net loan activity                   (501,220)                (38,136)               (121,771)
 Cost of insurance                 (1,076,255)               (149,238)               (628,476)
                                -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                11,121,689                (311,650)              8,091,789
                                -------------            ------------            ------------
 Net increase (decrease) in
  net assets                       12,137,833                 241,120               8,555,376
NET ASSETS:
 Beginning of year                  2,798,445               3,267,534                 930,940
                                -------------            ------------            ------------
 End of year                      $14,936,278              $3,508,654              $9,486,316
                                =============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FRANKLIN SMALL
                                  FRANKLIN INCOME             CAP VALUE              MUTUAL SHARES
                                  SECURITIES FUND          SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT (A)            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net bffinvestment income                 $9,788                 $157,973                 $355,463
 Net realized gain (loss) on
  security transactions                       73                   95,395                    5,334
 Net realized gain on
  distributions                            1,309                  883,977                  905,271
 Net unrealized appreciation
  (depreciation) of
  investments during the year            362,227                2,476,443                3,554,994
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             373,397                3,613,788                4,821,062
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               711,945                4,949,639                5,992,514
 Net transfers                         5,922,967                2,877,734                9,049,626
 Surrenders for benefit
  payments and fees                           32               (1,673,648)                (626,797)
 Net loan activity                        99,040               (1,610,378)                (228,930)
 Cost of insurance                      (195,308)              (2,441,878)              (2,730,937)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,538,676                2,101,469               11,455,476
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           6,912,073                5,715,257               16,276,538
NET ASSETS:
 Beginning of year                            --               19,776,829               20,188,237
                                    ------------            -------------            -------------
 End of year                          $6,912,073              $25,492,086              $36,464,775
                                    ============            =============            =============

                                     TEMPLETON                                    HARTFORD
                                       GROWTH             MUTUAL DISCOVERY        ADVISERS
                                  SECURITIES FUND         SECURITIES FUND         HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net bffinvestment income                 $1,750                  $1,531           $2,486,895
 Net realized gain (loss) on
  security transactions                     (104)                 (1,525)              92,397
 Net realized gain on
  distributions                            4,876                   5,415            7,728,566
 Net unrealized appreciation
  (depreciation) of
  investments during the year            206,963                 314,191              327,832
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             213,485                 319,612           10,635,690
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               370,974                 489,174           15,546,538
 Net transfers                         2,612,334               3,785,512           (2,770,972)
 Surrenders for benefit
  payments and fees                         (275)                 (2,826)          (5,214,665)
 Net loan activity                          (287)                   (383)            (906,699)
 Cost of insurance                       (78,709)               (103,777)         (11,248,610)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,904,037               4,167,700           (4,594,408)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                           3,117,522               4,487,312            6,041,282
NET ASSETS:
 Beginning of year                            --                      --          103,011,694
                                    ------------            ------------       --------------
 End of year                          $3,117,522              $4,487,312         $109,052,976
                                    ============            ============       ==============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                HARTFORD TOTAL           HARTFORD CAPITAL         HARTFORD DIVIDEND
                                 RETURN BOND               APPRECIATION               AND GROWTH
                                   HLS FUND                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $5,319,798                $3,311,442                $1,909,056
 Net realized gain (loss) on
  security transactions                  6,501                 1,236,756                    92,108
 Net realized gain on
  distributions                         14,162                31,340,689                 8,064,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (324,030)                2,305,327                 9,451,777
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         5,016,431                38,194,214                19,517,325
                                --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          16,645,091                29,290,614                14,464,451
 Net transfers                       7,944,215                (4,323,896)                2,655,662
 Surrenders for benefit
  payments and fees                 (3,531,079)              (13,961,142)               (5,035,248)
 Net loan activity                  (1,641,806)               (6,702,565)                 (942,960)
 Cost of insurance                 (10,291,670)              (22,251,302)               (9,627,483)
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  9,124,751               (17,948,291)                1,514,422
                                --------------            --------------            --------------
 Net increase (decrease) in
  net assets                        14,141,182                20,245,923                21,031,747
NET ASSETS:
 Beginning of year                  97,152,256               237,142,587                95,417,719
                                --------------            --------------            --------------
 End of year                      $111,293,438              $257,388,510              $116,449,466
                                ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD GLOBAL         HARTFORD GLOBAL         HARTFORD GLOBAL
                                      ADVISERS                LEADERS                TECHNOLOGY
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $41,398                 $12,668                    $ --
 Net realized gain (loss) on
  security transactions                   27,589                  40,638                  47,305
 Net realized gain on
  distributions                           50,906                  88,571                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2,566                  72,644                 103,747
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             122,459                 214,521                 151,052
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                (1,698)                     55                      --
 Net transfers                           (41,709)                (17,168)                (64,136)
 Surrenders for benefit
  payments and fees                      (42,624)                (24,947)                (11,471)
 Net loan activity                       (19,209)                 (8,047)                 (8,239)
 Cost of insurance                      (123,405)               (105,762)                (99,545)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (228,645)               (155,869)               (183,391)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (106,186)                 58,652                 (32,339)
NET ASSETS:
 Beginning of year                     1,525,109               1,604,046               1,539,698
                                    ------------            ------------            ------------
 End of year                          $1,418,923              $1,662,698              $1,507,359
                                    ============            ============            ============

                                HARTFORD DISCIPLINED        HARTFORD GROWTH
                                       EQUITY                OPPORTUNITIES           HARTFORD INDEX
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $188,779                 $132,883               $1,094,633
 Net realized gain (loss) on
  security transactions                   169,805                   36,320                  813,217
 Net realized gain on
  distributions                                --                1,759,749                7,198,969
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,655,557                 (162,090)                 368,531
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,014,141                1,766,862                9,475,350
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              2,330,209                4,314,782                8,752,183
 Net transfers                           (281,512)               1,199,676               (4,437,808)
 Surrenders for benefit
  payments and fees                    (1,534,000)                (325,606)              (5,142,626)
 Net loan activity                       (119,801)                (163,570)                (998,260)
 Cost of insurance                     (1,838,584)              (2,176,936)              (7,012,878)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,443,688)               2,848,346               (8,839,389)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                              570,453                4,615,208                  635,961
NET ASSETS:
 Beginning of year                     17,186,375               13,835,626               67,278,725
                                    -------------            -------------            -------------
 End of year                          $17,756,828              $18,450,834              $67,914,686
                                    =============            =============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD            HARTFORD
                                     INTERNATIONAL       INTERNATIONAL         HARTFORD
                                     SMALL COMPANY       OPPORTUNITIES          MIDCAP
                                       HLS FUND            HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $210,713          $1,029,070            $942,622
 Net realized gain (loss) on
  security transactions                     37,324               7,919             316,319
 Net realized gain on
  distributions                          1,328,143           3,224,708          13,511,039
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,114,005           4,077,310          (5,033,757)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,690,185           8,339,007           9,736,223
                                     -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               2,040,051           5,861,678           8,878,408
 Net transfers                           1,906,907           2,965,590          (2,874,852)
 Surrenders for benefit
  payments and fees                     (1,310,454)         (1,902,352)         (4,574,434)
 Net loan activity                        (326,253)           (284,064)           (951,015)
 Cost of insurance                      (1,264,762)         (3,573,819)         (7,393,008)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,045,489           3,067,033          (6,914,901)
                                     -------------       -------------       -------------
 Net increase (decrease) in
  net assets                             3,735,674          11,406,040           2,821,322
NET ASSETS:
 Beginning of year                       8,512,985          32,484,981          86,655,611
                                     -------------       -------------       -------------
 End of year                           $12,248,659         $43,891,021         $89,476,933
                                     =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD             HARTFORD                  HARTFORD
                               MIDCAP VALUE         MONEY MARKET           MORTGAGE SECURITIES
                                 HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $151,880            $3,862,989               $1,401,830
 Net realized gain (loss) on
  security transactions               79,393                    --                    5,850
 Net realized gain on
  distributions                    2,105,847                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        412,672                    --                 (790,380)
                               -------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,749,792             3,862,989                  617,300
                               -------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                         2,382,945           189,052,288                2,320,690
 Net transfers                       472,991          (158,563,560)                (570,204)
 Surrenders for benefit
  payments and fees                 (585,822)          (17,519,458)                (517,251)
 Net loan activity                  (855,764)            1,119,316                 (203,298)
 Cost of insurance                (1,556,458)          (13,667,970)              (1,470,954)
                               -------------       ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (142,108)              420,616                 (441,017)
                               -------------       ---------------            -------------
 Net increase (decrease) in
  net assets                       2,607,684             4,283,605                  176,283
NET ASSETS:
 Beginning of year                15,066,050            84,239,431               13,724,834
                               -------------       ---------------            -------------
 End of year                     $17,673,734           $88,523,036              $13,901,117
                               =============       ===============            =============

                                      HARTFORD                                           HARTFORD
                                    SMALL COMPANY                                   VALUE OPPORTUNITIES
                                      HLS FUND          HARTFORD STOCK HLS FUND          HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $80,492                $1,455,498                 $207,922
 Net realized gain (loss) on
  security transactions                 2,164,068                   937,213                  (87,533)
 Net realized gain on
  distributions                         6,708,560                 6,364,539                1,818,213
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,940,673)                6,154,548                  510,388
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,012,447                14,911,798                2,448,990
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              4,573,993                16,012,100                2,939,617
 Net transfers                           (380,449)               (1,098,585)               1,557,420
 Surrenders for benefit
  payments and fees                    (3,493,685)               (7,359,737)                (600,303)
 Net loan activity                     (2,177,223)               (1,755,354)                 (96,824)
 Cost of insurance                     (3,739,688)              (10,974,450)              (1,502,338)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,217,052)               (5,176,026)               2,297,572
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                              795,395                 9,735,772                4,746,562
NET ASSETS:
 Beginning of year                     43,392,764               105,102,579               12,610,091
                                    -------------            --------------            -------------
 End of year                          $44,188,159              $114,838,351              $17,356,653
                                    =============            ==============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                   AMERICA'S VALUE         GROWTH & INCOME         MFS INVESTORS
                                      PORTFOLIO               PORTFOLIO             TRUST SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $66,826                 $46,154                  $333
 Net realized gain (loss) on
  security transactions                      (149)                    824                    (5)
 Net realized gain on
  distributions                            55,709                 123,680                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             153,899                 146,811                 9,241
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              276,285                 317,469                 9,569
                                     ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                548,072                 593,152                26,869
 Net transfers                          1,987,635               3,034,964                90,069
 Surrenders for benefit
  payments and fees                       (37,710)                (12,466)                  179
 Net loan activity                         (2,272)                 (3,170)                   --
 Cost of insurance                       (185,743)               (205,968)              (11,312)
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,309,982               3,406,512               105,805
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            2,586,267               3,723,981               115,374
NET ASSETS:
 Beginning of year                        492,838                 279,911                 7,080
                                     ------------            ------------            ----------
 End of year                           $3,079,105              $4,003,892              $122,454
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                OPPENHEIMER
                                                                                  CAPITAL
                                      MFS NEW            MFS TOTAL              APPRECIATION
                                  DISCOVERY SERIES     RETURN SERIES                FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $ --            $515,948                    $420
 Net realized gain (loss) on
  security transactions                    1,792               1,133                     260
 Net realized gain on
  distributions                           47,174             691,479                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            310,000           1,521,651                 137,760
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             358,966           2,730,211                 138,440
                                    ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               720,164           4,793,435                 329,912
 Net transfers                           335,377           3,374,000               1,455,608
 Surrenders for benefit
  payments and fees                      (33,060)           (573,724)                 (4,560)
 Net loan activity                       (54,102)           (234,617)                     --
 Cost of insurance                      (329,107)         (2,454,288)               (128,902)
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      639,272           4,904,806               1,652,058
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets                             998,238           7,635,017               1,790,498
NET ASSETS:
 Beginning of year                     2,314,207          19,991,517                 153,291
                                    ------------       -------------            ------------
 End of year                          $3,312,445         $27,626,534              $1,943,789
                                    ============       =============            ============


                                    OPPENHEIMER             OPPENHEIMER              PUTNAM VT
                                 GLOBAL SECURITIES          MAIN STREET             DIVERSIFIED
                                        FUND                    FUND                INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $11,816                    $571                 $89,673
 Net realized gain (loss) on
  security transactions                    7,021                      18                  (1,801)
 Net realized gain on
  distributions                           73,189                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            366,245                  55,956                   1,790
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             458,271                  56,545                  89,662
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               858,303                 122,797                   6,667
 Net transfers                         3,010,037                 500,599                (147,239)
 Surrenders for benefit
  payments and fees                       (1,207)                 (1,147)                (51,506)
 Net loan activity                       (13,644)                     --                 (20,526)
 Cost of insurance                      (321,007)                (51,396)               (103,348)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,532,482                 570,853                (315,952)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,990,753                 627,398                (226,290)
NET ASSETS:
 Beginning of year                       664,878                  30,453               1,564,474
                                    ------------            ------------            ------------
 End of year                          $4,655,631                $657,851              $1,338,184
                                    ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT          PUTNAM VT           PUTNAM VT
                                    GLOBAL ASSET          GLOBAL            GROWTH AND
                                   ALLOCATION FUND      EQUITY FUND         INCOME FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $27,577             $52,433            $469,610
 Net realized gain (loss) on
  security transactions                  (41,700)         (1,287,776)            226,556
 Net realized gain on
  distributions                               --                  --             629,494
 Net unrealized appreciation
  (depreciation) of
  investments during the year            125,100           3,179,898           2,705,891
                                     -----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             110,977           1,944,555           4,031,551
                                     -----------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   497             989,138           3,037,533
 Net transfers                           (78,633)           (874,674)         (1,055,285)
 Surrenders for benefit
  payments and fees                      (51,685)           (546,487)         (1,197,271)
 Net loan activity                        (6,503)            (96,510)           (381,218)
 Cost of insurance                       (80,006)           (802,708)         (2,487,025)
                                     -----------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (216,330)         (1,331,241)         (2,083,266)
                                     -----------       -------------       -------------
 Net increase (decrease) in
  net assets                            (105,353)            613,314           1,948,285
NET ASSETS:
 Beginning of year                       977,666           9,250,867          26,307,124
                                     -----------       -------------       -------------
 End of year                            $872,313          $9,864,181         $28,255,409
                                     ===========       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                       HEALTH                 PUTNAM VT           PUTNAM VT
                                   SCIENCES FUND           HIGH YIELD FUND       INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $16,787               $1,386,824             $696,860
 Net realized gain (loss) on
  security transactions                   52,892                   24,571                8,536
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             20,449                  502,724               73,665
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              90,128                1,914,119              779,061
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                (1,465)               2,692,348            2,670,294
 Net transfers                          (435,853)               2,098,898            1,293,755
 Surrenders for benefit
  payments and fees                     (219,949)              (1,053,789)            (655,921)
 Net loan activity                       (53,881)                 (88,545)             (51,436)
 Cost of insurance                      (254,050)              (1,802,230)          (1,506,311)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (965,198)               1,846,682            1,750,381
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                            (875,070)               3,760,801            2,529,442
NET ASSETS:
 Beginning of year                     3,720,381               17,638,292           15,136,742
                                    ------------            -------------       --------------
 End of year                          $2,845,311              $21,399,093          $17,666,184
                                    ============            =============       ==============

                                      PUTNAM VT                                    PUTNAM VT
                                    INTERNATIONAL         PUTNAM VT              INTERNATIONAL
                                     GROWTH AND         INTERNATIONAL          NEW OPPORTUNITIES
                                     INCOME FUND         EQUITY FUND                 FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $30,657            $246,290                  $22,395
 Net realized gain (loss) on
  security transactions                    53,726           1,041,498                 (194,910)
 Net realized gain on
  distributions                                --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             436,244           6,419,435                  499,210
                                    -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              520,627           7,707,223                  326,695
                                    -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    556           3,839,393                      911
 Net transfers                           (305,595)           (812,320)                (115,200)
 Surrenders for benefit
  payments and fees                      (110,009)         (2,291,155)                (122,105)
 Net loan activity                        (11,372)           (400,320)                 (16,903)
 Cost of insurance                       (149,511)         (2,765,006)                (114,493)
                                    -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (575,931)         (2,429,408)                (367,790)
                                    -------------       -------------            -------------
 Net increase (decrease) in
  net assets                              (55,304)          5,277,815                  (41,095)
NET ASSETS:
 Beginning of year                      2,170,454          28,658,003                1,399,069
                                    -------------       -------------            -------------
 End of year                           $2,115,150         $33,935,818               $1,357,974
                                    =============       =============            =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              PUTNAM VT               PUTNAM VT
                                      PUTNAM VT             MONEY MARKET          NEW OPPORTUNITIES
                                    INVESTORS FUND              FUND                    FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $17,719                $30,182                  $26,785
 Net realized gain (loss) on
  security transactions                  (147,818)                    --               (1,877,722)
 Net realized gain on
  distributions                                --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             482,437                     --                3,188,026
                                     ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              352,338                 30,182                1,337,089
                                     ------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    220                     --                2,094,724
 Net transfers                           (200,071)              (209,073)              (1,145,705)
 Surrenders for benefit
  payments and fees                      (116,952)               (89,748)              (1,371,760)
 Net loan activity                        (20,126)                (4,185)                (341,749)
 Cost of insurance                       (206,070)               (55,453)              (1,461,581)
                                     ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (542,999)              (358,459)              (2,226,071)
                                     ------------            -----------            -------------
 Net increase (decrease) in
  net assets                             (190,661)              (328,277)                (888,982)
NET ASSETS:
 Beginning of year                      2,844,392                839,793               16,594,764
                                     ------------            -----------            -------------
 End of year                           $2,653,731               $511,516              $15,705,782
                                     ============            ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                PUTNAM VT               PUTNAM VT
                                     NEW VALUE             OTC & EMERGING             SMALL CAP
                                        FUND                 GROWTH FUND              VALUE FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $54,849                     $ --                  $1,543
 Net realized gain (loss) on
  security transactions                   79,101               (1,254,146)                    163
 Net realized gain on
  distributions                          290,989                       --                  47,236
 Net unrealized appreciation
  (depreciation) of
  investments during the year            206,594                1,419,280                  98,157
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             631,533                  165,134                 147,099
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   673                    1,609                 352,561
 Net transfers                          (139,959)                (237,105)              1,833,634
 Surrenders for benefit
  payments and fees                     (251,493)                 (49,848)                 (7,918)
 Net loan activity                       (24,043)                  (9,139)                 (1,619)
 Cost of insurance                      (309,076)                (122,154)               (121,405)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (723,898)                (416,637)              2,055,253
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (92,365)                (251,503)              2,202,352
NET ASSETS:
 Beginning of year                     4,385,208                1,438,904                 118,569
                                    ------------            -------------            ------------
 End of year                          $4,292,843               $1,187,401              $2,320,921
                                    ============            =============            ============

                                                             PUTNAM VT
                                     PUTNAM VT               UTILITIES
                                 THE GEORGE PUTNAM           GROWTH AND              PUTNAM VT
                                   FUND OF BOSTON           INCOME FUND              VISTA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $76,286                 $68,298                    $ --
 Net realized gain (loss) on
  security transactions                   70,998                 (28,226)               (169,989)
 Net realized gain on
  distributions                           98,625                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             78,589                 478,472                 261,973
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             324,498                 518,544                  91,984
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     8                     678                  (7,197)
 Net transfers                          (434,138)                (91,946)               (117,616)
 Surrenders for benefit
  payments and fees                      (92,995)                (78,957)                (93,740)
 Net loan activity                       (16,690)                (20,476)                 (4,752)
 Cost of insurance                      (221,020)               (152,417)               (133,549)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (764,835)               (343,118)               (356,854)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (440,337)                175,426                (264,870)
NET ASSETS:
 Beginning of year                     3,172,817               2,130,862               1,802,322
                                    ------------            ------------            ------------
 End of year                          $2,732,480              $2,306,288              $1,537,452
                                    ============            ============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          PUTNAM VT                                    VAN KAMPEN LIFE
                                                           CAPITAL                PUTNAM VT            INVESTMENT TRUST
                                  PUTNAM VT             OPPORTUNITIES               EQUITY                 COMSTOCK
                                VOYAGER FUND                 FUND                INCOME FUND              PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $108,339                  $2,432                 $55,740                 $34,987
 Net realized gain (loss) on
  security transactions            (1,038,212)                    (94)                 12,938                   6,716
 Net realized gain on
  distributions                            --                 177,076                 150,789                 162,666
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,468,838                 252,396                 630,758                 685,977
                                -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,538,965                 431,810                 850,225                 890,346
                                -------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,216,226                 776,406                 756,519               1,968,274
 Net transfers                     (2,703,159)                946,320                 251,807               6,119,369
 Surrenders for benefit
  payments and fees                (2,303,674)               (113,821)               (221,039)                (37,999)
 Net loan activity                   (577,222)                (27,336)               (138,908)                (43,860)
 Cost of insurance                 (2,796,207)               (406,533)               (463,829)               (583,058)
                                -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,164,036)              1,175,036                 184,550               7,422,726
                                -------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                       (2,625,071)              1,606,846               1,034,775               8,313,072
NET ASSETS:
 Beginning of year                 32,179,048               2,339,978               4,412,197                 895,056
                                -------------            ------------            ------------            ------------
 End of year                      $29,553,977              $3,946,824              $5,446,972              $9,208,128
                                =============            ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN          AIM V.I.          AIM V.I.
                                   SMALL/MID CAP            CAPITAL         MID CAP CORE
                                  VALUE PORTFOLIO      APPRECIATION FUND     EQUITY FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --                  $446             $61,819
 Net realized gain (loss) on
  security transactions                      --                    48                (379)
 Net realized gain on
  distributions                              --                    --             377,877
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                2,497                46,983             329,437
                                     ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,497                47,477             768,754
                                     ----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                               77,837                15,076           2,716,821
 Net transfers                          349,457               679,283           4,351,641
 Surrenders for benefit
  payments and fees                         (26)               (5,116)           (268,927)
 Net loan activity                           --                   157             (29,358)
 Cost of insurance                       (7,031)               (4,106)         (1,136,191)
                                     ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     420,237               685,294           5,633,986
                                     ----------            ----------       -------------
 Net increase (decrease) in
  net assets                            422,734               732,771           6,402,740
NET ASSETS:
 Beginning of year                           --                    --           6,010,833
                                     ----------            ----------       -------------
 End of year                           $422,734              $732,771         $12,413,573
                                     ==========            ==========       =============

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               AIM V.I.
                                     AIM V.I.              AIM V.I.            CAPITAL
                                      PREMIER             SMALL CAP          DEVELOPMENT
                                    EQUITY FUND          EQUITY FUND             FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $9,490                $ --                $ --
 Net realized gain (loss) on
  security transactions                     784                  --                  --
 Net realized gain on
  distributions                              --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               49,149                (638)                (40)
                                    -----------            --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                             59,423                (638)                (40)
                                    -----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                              378,744                 203                  71
 Net transfers                          164,488              40,763              11,452
 Surrenders for benefit
  payments and fees                     (12,031)                 --                  --
 Net loan activity                       (6,327)                 --                  --
 Cost of insurance                     (190,397)               (360)                (89)
                                    -----------            --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     334,477              40,606              11,434
                                    -----------            --------            --------
 Net increase (decrease) in
  net assets                            393,900              39,968              11,394
NET ASSETS:
 Beginning of year                      757,940                  --                  --
                                    -----------            --------            --------
 End of year                         $1,151,840             $39,968             $11,394
                                    ===========            ========            ========

                                                            AMERICAN FUNDS
                                AMERICAN FUNDS ASSET           BLUE CHIP
                                     ALLOCATION               INCOME AND             AMERICAN FUNDS
                                        FUND                  GROWTH FUND               BOND FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $892,867                 $191,927                 $653,625
 Net realized gain (loss) on
  security transactions                     1,577                     (942)                 (10,192)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              2,416,554                1,467,728                 (355,642)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,310,998                1,658,713                  287,791
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              7,674,263                5,414,515                4,654,193
 Net transfers                         14,875,822                7,160,873                5,081,607
 Surrenders for benefit
  payments and fees                      (387,859)                (279,419)                (390,838)
 Net loan activity                       (203,620)                (156,557)                  14,143
 Cost of insurance                     (3,638,227)              (2,229,714)              (1,974,585)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    18,320,379                9,909,698                7,384,520
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           21,631,377               11,568,411                7,672,311
NET ASSETS:
 Beginning of year                     22,730,649               14,328,059               15,034,682
                                    -------------            -------------            -------------
 End of year                          $44,362,026              $25,896,470              $22,706,993
                                    =============            =============            =============

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                      AMERICAN FUNDS
                                        GLOBAL                AMERICAN FUNDS               GROWTH-
                                      GROWTH FUND              GROWTH FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $204,186                  $960,725                $1,819,179
 Net realized gain (loss) on
  security transactions                       (446)                    7,367                     6,576
 Net realized gain on
  distributions                                 --                        --                   507,749
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   4,244,736                19,670,081                 5,413,346
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,448,476                20,638,173                 7,746,850
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               6,192,354                25,049,389                24,803,674
 Net transfers                           5,911,083                22,102,171                17,259,522
 Surrenders for benefit
  payments and fees                     (1,356,541)               (3,541,952)               (3,623,020)
 Net loan activity                        (294,201)                 (340,528)                 (661,831)
 Cost of insurance                      (3,254,776)              (14,244,715)              (13,628,303)
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,197,919                29,024,365                24,150,042
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            11,646,395                49,662,538                31,896,892
NET ASSETS:
 Beginning of year                      25,975,037               106,962,210               113,510,605
                                     -------------            --------------            --------------
 End of year                           $37,621,432              $156,624,748              $145,407,497
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL
                                 INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $519,434                 $100,989                 $166,970
 Net realized gain (loss) on
  security transactions                      (710)                   6,633                    3,670
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  5,991,375                1,675,486                4,069,126
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,510,099                1,783,108                4,239,766
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,696,235                1,583,182                3,234,690
 Net transfers                         12,345,658                5,940,236                4,950,447
 Surrenders for benefit
  payments and fees                      (892,363)                (210,914)                (819,992)
 Net loan activity                        189,253                  (29,011)                   1,777
 Cost of insurance                     (2,871,157)                (844,057)              (1,854,692)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,467,626                6,439,436                5,512,230
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           20,977,725                8,222,544                9,751,996
NET ASSETS:
 Beginning of year                     19,911,407                4,468,674               13,755,859
                                    -------------            -------------            -------------
 End of year                          $40,889,132              $12,691,218              $23,507,855
                                    =============            =============            =============

                                    FIDELITY VIP            FIDELITY VIP             FIDELITY VIP
                                   ASSET MANAGER         EQUITY-INCOME FUND           CONTRAFUND
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $81,492                 $657,414                    $ --
 Net realized gain (loss) on
  security transactions                    2,364                   17,690                       1
 Net realized gain on
  distributions                            1,045                1,444,688                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    20,074                  368,101                  97,056
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             104,975                2,487,893                  97,057
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   303                6,240,493                 101,697
 Net transfers                          (167,621)               2,835,435               2,639,025
 Surrenders for benefit
  payments and fees                     (139,135)              (2,275,633)                (20,394)
 Net loan activity                       (38,756)                (844,743)                  7,073
 Cost of insurance                      (261,993)              (4,192,125)                (26,013)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (607,202)               1,763,427               2,701,388
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (502,227)               4,251,320               2,798,445
NET ASSETS:
 Beginning of year                     3,242,068               40,517,055                      --
                                    ------------            -------------            ------------
 End of year                          $2,739,841              $44,768,375              $2,798,445
                                    ============            =============            ============

(a)  From inception, October 3, 2005 to December 31, 2005.

-------------------------------------------------------------------------------

                                     FIDELITY VIP                                 FRANKLIN SMALL
                                       OVERSEAS           FIDELITY VIP MID           CAP VALUE
                                      PORTFOLIO            CAP PORTFOLIO          SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $21,700                  $ --                 $108,078
 Net realized gain (loss) on
  security transactions                  (291,717)                   --                  (10,363)
 Net realized gain on
  distributions                            16,983                    --                   87,424
 Net unrealized appreciation
  (depreciation) of
  investments during the year             794,077                26,116                1,180,293
                                     ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              541,043                26,116                1,365,432
                                     ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    578               105,882                3,443,008
 Net transfers                           (434,751)              810,087                6,980,169
 Surrenders for benefit
  payments and fees                      (205,574)                  (20)                (592,122)
 Net loan activity                        (35,683)                 (286)                 (97,016)
 Cost of insurance                       (160,416)              (10,839)              (1,684,772)
                                     ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (835,846)              904,824                8,049,267
                                     ------------            ----------            -------------
 Net increase (decrease) in
  net assets                             (294,803)              930,940                9,414,699
NET ASSETS:
 Beginning of year                      3,562,337                    --               10,362,130
                                     ------------            ----------            -------------
 End of year                           $3,267,534              $930,940              $19,776,829
                                     ============            ==========            =============

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         HARTFORD TOTAL
                                    MUTUAL SHARES            HARTFORD ADVISERS            RETURN BOND
                                   SECURITIES FUND               HLS FUND                   HLS FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $112,503                 $3,274,649                $6,889,162
 Net realized gain (loss) on
  security transactions                        147                     85,813                    (3,983)
 Net realized gain on
  distributions                             42,176                  5,893,154                   664,060
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,412,625                 (2,266,608)               (5,387,749)
                                    --------------            ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,567,451                  6,987,008                 2,161,490
                                    --------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                               3,321,939                 17,286,664                15,914,739
 Net transfers                           9,306,673                 (5,119,663)               11,056,166
 Surrenders for benefit
  payments and fees                       (407,029)                (4,318,449)               (6,102,714)
 Net loan activity                         (52,703)                  (827,570)                 (161,477)
 Cost of insurance                      (1,477,528)               (12,171,256)               (9,971,445)
                                    --------------            ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,691,352                 (5,150,274)               10,735,269
                                    --------------            ---------------            --------------
 Net increase (decrease) in
  net assets                            12,258,803                  1,836,734                12,896,759
NET ASSETS:
 Beginning of year                       7,929,434                101,174,960                84,255,497
                                    --------------            ---------------            --------------
 End of year                           $20,188,237               $103,011,694               $97,152,256
                                    ==============            ===============            ==============

                                   HARTFORD CAPITAL          HARTFORD DIVIDEND          HARTFORD GLOBAL
                                     APPRECIATION                AND GROWTH                ADVISERS
                                       HLS FUND                   HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $2,051,547                $1,722,715                  $56,185
 Net realized gain (loss) on
  security transactions                       9,528                    25,582                   34,962
 Net realized gain on
  distributions                          31,290,451                 3,957,616                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,327,084)                 (400,438)                 (47,670)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             32,024,442                 5,305,475                   43,477
                                    ---------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               33,247,632                14,416,227                      346
 Net transfers                            4,348,097                 5,776,588                  (27,760)
 Surrenders for benefit
  payments and fees                      (9,595,959)               (3,737,100)                 (52,739)
 Net loan activity                       (1,906,210)                 (401,381)                 (13,207)
 Cost of insurance                      (22,336,405)               (8,927,623)                (147,442)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       3,757,155                 7,126,711                 (240,802)
                                    ---------------            --------------            -------------
 Net increase (decrease) in
  net assets                             35,781,597                12,432,186                 (197,325)
NET ASSETS:
 Beginning of year                      201,360,990                82,985,533                1,722,434
                                    ---------------            --------------            -------------
 End of year                           $237,142,587               $95,417,719               $1,525,109
                                    ===============            ==============            =============

(b) Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
    2005.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD                HARTFORD
                                    GLOBAL LEADERS        GLOBAL TECHNOLOGY       DISCIPLINED EQUITY
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $12,640                  $4,174                 $199,444
 Net realized gain (loss) on
  security transactions                    64,530                  18,852                   48,575
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                (55,026)                128,142                  856,530
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               22,144                 151,168                1,104,549
                                     ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     74                      --                2,954,898
 Net transfers                           (160,063)                (28,249)                (103,327)
 Surrenders for benefit
  payments and fees                       (35,170)                (27,442)                (838,282)
 Net loan activity                        (17,842)                 (4,236)                (157,842)
 Cost of insurance                       (130,906)               (120,729)              (1,981,685)
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (343,907)               (180,656)                (126,238)
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (321,763)                (29,488)                 978,311
NET ASSETS:
 Beginning of year                      1,925,809               1,569,186               16,208,064
                                     ------------            ------------            -------------
 End of year                           $1,604,046              $1,539,698              $17,186,375
                                     ============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                       HARTFORD             HARTFORD              INTERNATIONAL
                                 GROWTH OPPORTUNITIES         INDEX               SMALL COMPANY
                                       HLS FUND             HLS FUND                 HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $26,333           $1,262,820                $195,451
 Net realized gain (loss) on
  security transactions                      3,114              170,807                  30,628
 Net realized gain on
  distributions                            824,778            2,052,419                 869,401
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               1,014,282             (577,036)                107,769
                                     -------------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,868,507            2,909,010               1,203,249
                                     -------------        -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,658,285           10,253,059               1,531,102
 Net transfers                           5,217,620              513,318               2,033,145
 Surrenders for benefit
  payments and fees                       (364,871)          (5,541,668)                (99,515)
 Net loan activity                         (99,046)            (586,569)               (159,314)
 Cost of insurance                      (1,383,034)          (7,671,510)               (796,816)
                                     -------------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,028,954           (3,033,370)              2,508,602
                                     -------------        -------------            ------------
 Net increase (decrease) in
  net assets                             7,897,461             (124,360)              3,711,851
NET ASSETS:
 Beginning of year                       5,938,165           67,403,085               4,801,134
                                     -------------        -------------            ------------
 End of year                           $13,835,626          $67,278,725              $8,512,985
                                     =============        =============            ============

                                 HARTFORD
                               INTERNATIONAL         HARTFORD            HARTFORD
                               OPPORTUNITIES          MIDCAP           MIDCAP VALUE
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income                  $ --            $324,649             $80,114
 Net realized gain (loss) on
  security transactions                3,048             907,757             112,730
 Net realized gain on
  distributions                           --          11,873,892           1,222,528
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                         3,970,292            (403,968)           (147,671)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,973,340          12,702,330           1,267,701
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         4,939,200          10,154,682           2,806,161
 Net transfers                     3,286,599          (3,889,787)           (970,012)
 Surrenders for benefit
  payments and fees               (1,633,606)         (3,493,039)           (294,288)
 Net loan activity                   (17,796)           (919,612)             (7,276)
 Cost of insurance                (2,828,047)         (7,958,998)         (1,522,307)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                3,746,350          (6,106,754)             12,278
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       7,719,690           6,595,576           1,279,979
NET ASSETS:
 Beginning of year                24,765,291          80,060,035          13,786,071
                               -------------       -------------       -------------
 End of year                     $32,484,981         $86,655,611         $15,066,050
                               =============       =============       =============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD                 HARTFORD
                                 MONEY MARKET           MORTGAGE SECURITIES         SMALL COMPANY
                                   HLS FUND                  HLS FUND                 HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $2,407,329                 $546,259                     $ --
 Net realized gain (loss) on
  security transactions                      --                    3,963                  933,863
 Net realized gain on
  distributions                              --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                   --                 (235,373)               6,622,305
                                ---------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,407,329                  314,849                7,556,168
                                ---------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          183,924,746                2,570,663                5,447,991
 Net transfers                     (160,169,751)                (220,551)              (4,167,146)
 Surrenders for benefit
  payments and fees                  (9,702,974)                (735,752)              (2,086,431)
 Net loan activity                   (1,806,705)                 (53,473)                (164,256)
 Cost of insurance                  (15,202,449)              (1,590,792)              (3,904,440)
                                ---------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,957,133)                 (29,905)              (4,874,282)
                                ---------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (549,804)                 284,944                2,681,886
NET ASSETS:
 Beginning of year                   84,789,235               13,439,890               40,710,878
                                ---------------            -------------            -------------
 End of year                        $84,239,431              $13,724,834              $43,392,764
                                ===============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD              LORD ABBETT           LORD ABBETT
                                       HARTFORD            VALUE OPPORTUNITIES      AMERICA'S VALUE          GROWTH AND
                                    STOCK HLS FUND              HLS FUND               PORTFOLIO          INCOME PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $1,891,382                 $155,148                $8,636                $1,891
 Net realized gain (loss) on
  security transactions                    161,073                  (31,094)                   --                    --
 Net realized gain on
  distributions                                 --                  221,428                 3,638                11,553
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               7,123,440                  512,864               (11,042)              (12,599)
                                    --------------            -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,175,895                  858,346                 1,232                   845
                                    --------------            -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              16,303,703                2,223,710               121,686                16,168
 Net transfers                          (2,807,299)               3,961,760               378,022               265,699
 Surrenders for benefit
  payments and fees                     (5,612,467)                (808,955)                   15                    14
 Net loan activity                      (1,228,653)                 (21,717)               (1,489)                   --
 Cost of insurance                     (11,086,420)              (1,099,271)               (6,628)               (2,815)
                                    --------------            -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,431,136)               4,255,527               491,606               279,066
                                    --------------            -------------            ----------            ----------
 Net increase (decrease) in
  net assets                             4,744,759                5,113,873               492,838               279,911
NET ASSETS:
 Beginning of year                     100,357,820                7,496,218                    --                    --
                                    --------------            -------------            ----------            ----------
 End of year                          $105,102,579              $12,610,091              $492,838              $279,911
                                    ==============            =============            ==========            ==========


                                  MFS INVESTORS            MFS NEW
                                  TRUST SERIES         DISCOVERY SERIES
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                  $ --                     $ --
 Net realized gain (loss) on
  security transactions                   49                      206
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               (23)                 126,993
                                     -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              26                  127,199
                                     -------             ------------
UNIT TRANSACTIONS:
 Purchases                               762                  500,734
 Net transfers                         6,769                  463,411
 Surrenders for benefit
  payments and fees                      (48)                 (38,250)
 Net loan activity                        --                  (13,623)
 Cost of insurance                      (429)                (238,340)
                                     -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    7,054                  673,932
                                     -------             ------------
 Net increase (decrease) in
  net assets                           7,080                  801,131
NET ASSETS:
 Beginning of year                        --                1,513,076
                                     -------             ------------
 End of year                          $7,080               $2,314,207
                                     =======             ============

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                                           CAPITAL              OPPENHEIMER
                                  MFS TOTAL              APPRECIATION              GLOBAL
                                RETURN SERIES                FUND             SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $217,172                   $ --                   $ --
 Net realized gain (loss) on
  security transactions                (1,068)                     1                     --
 Net realized gain on
  distributions                       425,764                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (168,711)                (1,522)               $19,639
                                -------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          473,157                 (1,521)                19,639
                                -------------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                          2,815,703                 24,796                 24,313
 Net transfers                     10,468,108                131,160                630,541
 Surrenders for benefit
  payments and fees                  (153,019)                    (2)                     5
 Net loan activity                   (164,478)                    --                    157
 Cost of insurance                 (1,540,702)                (1,142)                (9,777)
                                -------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                11,425,612                154,812                645,239
                                -------------             ----------             ----------
 Net increase (decrease) in
  net assets                       11,898,769                153,291                664,878
NET ASSETS:
 Beginning of year                  8,092,748                     --                     --
                                -------------             ----------             ----------
 End of year                      $19,991,517               $153,291               $664,878
                                =============             ==========             ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PUTNAM VT
                                   OPPENHEIMER            PUTNAM VT                 GLOBAL
                                   MAIN STREET           DIVERSIFIED           ASSET ALLOCATION
                                      FUND               INCOME FUND                 FUND
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --                $130,465                 $15,498
 Net realized gain (loss) on
  security transactions                    --                   8,033                 (67,784)
 Net realized gain on
  distributions                            --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (213)                (83,526)                123,605
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (213)                 54,972                  71,319
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                373                   2,481                     423
 Net transfers                         31,399                 (55,273)                (62,280)
 Surrenders for benefit
  payments and fees                        (1)                (77,783)               (118,680)
 Net loan activity                         --                 (28,170)                 (6,839)
 Cost of insurance                     (1,105)               (144,437)                (96,413)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    30,666                (303,182)               (283,789)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                           30,453                (248,210)               (212,470)
NET ASSETS:
 Beginning of year                         --               1,812,684               1,190,136
                                    ---------            ------------            ------------
 End of year                          $30,453              $1,564,474                $977,666
                                    =========            ============            ============


                                     PUTNAM VT           PUTNAM VT               PUTNAM VT
                                       GLOBAL           GROWTH AND                 HEALTH
                                    EQUITY FUND         INCOME FUND            SCIENCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $84,701            $470,886                 $11,898
 Net realized gain (loss) on
  security transactions                 (307,239)            148,033                (110,897)
 Net realized gain on
  distributions                               --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,010,244             743,228                 577,671
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             787,706           1,362,147                 478,672
                                    ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,148,788           3,385,936                   5,648
 Net transfers                           285,892          (1,369,771)               (171,369)
 Surrenders for benefit
  payments and fees                     (457,253)         (1,675,870)               (185,542)
 Net loan activity                       (37,401)           (163,436)                (51,776)
 Cost of insurance                      (841,221)         (2,724,874)               (385,744)
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       98,805          (2,548,015)               (788,783)
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets                             886,511          (1,185,868)               (310,111)
NET ASSETS:
 Beginning of year                     8,364,356          27,492,992               4,030,492
                                    ------------       -------------            ------------
 End of year                          $9,250,867         $26,307,124              $3,720,381
                                    ============       =============            ============

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                                                              PUTNAM VT
                                  PUTNAM VT                                 INTERNATIONAL
                                 HIGH YIELD           PUTNAM VT               GROWTH AND
                                    FUND             INCOME FUND             INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income             $1,350,059            $443,577                 $22,531
 Net realized gain (loss) on
  security transactions               109,013               8,379                 (13,239)
 Net realized gain on
  distributions                            --             144,497                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (875,257)           (247,100)                269,402
                                -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          583,815             349,353                 278,694
                                -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          2,884,312           2,263,424                 (19,205)
 Net transfers                        240,715           1,877,174                 (71,043)
 Surrenders for benefit
  payments and fees                  (611,988)           (766,663)               (118,344)
 Net loan activity                   (175,593)            (84,402)                  1,985
 Cost of insurance                 (1,788,836)         (1,374,022)               (167,316)
                                -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   548,610           1,915,511                (373,923)
                                -------------       -------------            ------------
 Net increase (decrease) in
  net assets                        1,132,425           2,264,864                 (95,229)
NET ASSETS:
 Beginning of year                 16,505,867          12,871,878               2,265,683
                                -------------       -------------            ------------
 End of year                      $17,638,292         $15,136,742              $2,170,454
                                =============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         PUTNAM VT
                                 PUTNAM VT             INTERNATIONAL
                               INTERNATIONAL         NEW OPPORTUNITIES           PUTNAM VT
                                EQUITY FUND                 FUND               INVESTORS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $441,273                 $12,675                 $40,229
 Net realized gain (loss) on
  security transactions              897,960                (238,194)               (329,623)
 Net realized gain on
  distributions                           --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,822,447                 464,438                 539,842
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       3,161,680                 238,919                 250,448
                               -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                         3,853,509                   2,669                   4,603
 Net transfers                    (1,249,742)               (108,110)               (263,742)
 Surrenders for benefit
  payments and fees               (1,457,129)                (45,367)               (196,148)
 Net loan activity                  (197,796)                (43,871)                (69,788)
 Cost of insurance                (2,719,752)               (136,291)               (260,898)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,770,910)               (330,970)               (785,973)
                               -------------            ------------            ------------
 Net increase (decrease) in
  net assets                       1,390,770                 (92,051)               (535,525)
NET ASSETS:
 Beginning of year                27,267,233               1,491,120               3,379,917
                               -------------            ------------            ------------
 End of year                     $28,658,003              $1,399,069              $2,844,392
                               =============            ============            ============


                                     PUTNAM VT                PUTNAM VT               PUTNAM VT
                                    MONEY MARKET          NEW OPPORTUNITIES           NEW VALUE
                                        FUND                    FUND                     FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $28,043                  $57,032                 $49,032
 Net realized gain (loss) on
  security transactions                       --                 (189,200)                148,765
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                1,696,239                  58,629
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              28,043                1,564,071                 256,426
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                2,372,719                     227
 Net transfers                          (152,824)              (1,170,993)               (239,975)
 Surrenders for benefit
  payments and fees                      (48,609)              (1,033,634)                (65,853)
 Net loan activity                        (5,462)                (140,114)                (62,066)
 Cost of insurance                       (98,364)              (1,627,650)               (393,728)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (305,259)              (1,599,672)               (761,395)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (277,216)                 (35,601)               (504,969)
NET ASSETS:
 Beginning of year                     1,117,009               16,630,365               4,890,177
                                    ------------            -------------            ------------
 End of year                            $839,793              $16,594,764              $4,385,208
                                    ============            =============            ============

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      PUTNAM VT              PUTNAM VT               PUTNAM VT
                                    OTC & EMERGING           SMALL CAP           THE GEORGE PUTNAM
                                     GROWTH FUND             VALUE FUND           FUND OF BOSTON
                                     SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $ --                  $ --                  $84,346
 Net realized gain (loss) on
  security transactions                  (938,627)                   (1)                  72,565
 Net realized gain on
  distributions                                --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,047,509                   496                  (19,823)
                                     ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              108,882                   495                  137,088
                                     ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  2,935                 3,764                    1,343
 Net transfers                            (92,454)              115,159                 (468,365)
 Surrenders for benefit
  payments and fees                       (75,303)                   (8)                (207,981)
 Net loan activity                        (22,035)                   --                  (12,960)
 Cost of insurance                       (156,232)                 (841)                (315,937)
                                     ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (343,089)              118,074               (1,003,900)
                                     ------------            ----------            -------------
 Net increase (decrease) in
  net assets                             (234,207)              118,569                 (866,812)
NET ASSETS:
 Beginning of year                      1,673,111                    --                4,039,629
                                     ------------            ----------            -------------
 End of year                           $1,438,904              $118,569               $3,172,817
                                     ============            ==========            =============

(a)  From inception, October 3, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                                           PUTNAM VT
                                     UTILITIES                                                            CAPITAL
                                     GROWTH AND              PUTNAM VT           PUTNAM VT             OPPORTUNITIES
                                    INCOME FUND              VISTA FUND        VOYAGER FUND                 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $47,813                    $ --            $290,230                    $ --
 Net realized gain (loss) on
  security transactions                  (44,979)               (408,323)           (431,294)                  4,656
 Net realized gain on
  distributions                               --                      --                  --                   4,830
 Net unrealized appreciation
  (depreciation) of
  investments during the year            189,513                 626,373           1,840,602                 172,619
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             192,347                 218,050           1,699,538                 182,105
                                    ------------            ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,849                   2,617           4,922,786                 340,054
 Net transfers                          (116,149)                (92,869)         (2,930,157)              1,121,492
 Surrenders for benefit
  payments and fees                      (30,921)               (111,423)         (1,864,241)                (44,836)
 Net loan activity                       (12,693)               (131,267)           (362,120)                 (6,311)
 Cost of insurance                      (178,350)               (178,289)         (3,390,759)               (216,773)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (336,264)               (511,231)         (3,624,491)              1,193,626
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets                            (143,917)               (293,181)         (1,924,953)              1,375,731
NET ASSETS:
 Beginning of year                     2,274,779               2,095,503          34,104,001                 964,247
                                    ------------            ------------       -------------            ------------
 End of year                          $2,130,862              $1,802,322         $32,179,048              $2,339,978
                                    ============            ============       =============            ============

                                                         VAN KAMPEN LIFE
                                     PUTNAM VT           INVESTMENT TRUST
                                       EQUITY                COMSTOCK
                                    INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                   $33,500                  $ --
 Net realized gain (loss) on
  security transactions                   21,414                    --
 Net realized gain on
  distributions                           46,189                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            133,878                 2,917
                                    ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             234,981                 2,917
                                    ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               656,029                65,198
 Net transfers                         1,277,941               837,545
 Surrenders for benefit
  payments and fees                      (96,758)                   10
 Net loan activity                       (39,053)                   --
 Cost of insurance                      (357,333)              (10,614)
                                    ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,440,826               892,139
                                    ------------            ----------
 Net increase (decrease) in
  net assets                           1,675,807               895,056
NET ASSETS:
 Beginning of year                     2,736,390                    --
                                    ------------            ----------
 End of year                          $4,412,197              $895,056
                                    ============            ==========

(a)  From inception, October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Alliance Bernstein International Value Portfolio, Alliance Bernstein Small/Mid Cap Value Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbet America's Value Portfolio, Lord Abbet Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and the Van Kampen Life Investment Trust Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect

-------------------------------------------------------------------------------

       the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the contract date and on each subsequent monthly activity date, the Company will make deductions at an annual maximum rate of 1.40% from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges are included in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein International Value
 Portolio                                           $4,508,719           $16,147
AllianceBernstein Small/Mid-Cap Value
 Portfolio                                           3,063,010            57,188
AIM V.I. Capital Appreciation Fund                   1,154,294           771,103
AIM V.I. Core Equity Fund                              259,264           183,526
AIM V.I. Mid Cap Core Equity Fund                    4,199,902           985,445
AIM V.I. Small Cap Equity Fund                         607,857            31,939
AIM V.I. Capital Development Fund                      571,395            40,064
American Funds Asset Allocation Fund                19,377,241         2,546,959
American Funds Blue Chip Income and Growth
 Fund                                               11,972,742           758,199
American Funds Bond Fund                            12,945,381           894,190
American Funds Global Growth Fund                    9,687,450         2,899,753
American Funds Growth Fund                          29,227,911         7,426,105
American Funds Growth-Income Fund                   24,875,760         7,497,095
American Funds International Fund                   17,928,512         3,710,817
American Funds New World Fund                        7,950,134         2,917,908
American Funds Global Small Capitalization
 Fund                                                8,198,863         4,362,763
Fidelity VIP Asset Manager Portfolio                    87,471           379,856
Fidelity VIP Equity-Income Fund Portfolio           11,475,228         3,589,116
Fidelity VIP Contrafund Portfolio                   14,282,317         1,970,713
Fidelity VIP Overseas Portfolio                         85,738           348,568
Fidelity VIP Mid Cap Portfolio                       9,362,268         1,058,875
Franklin Income Securities Fund                      6,849,674           299,900
Franklin Small Cap Value Securities Fund             7,203,008         4,059,634
Mutual Shares Securities Fund                       14,047,391         1,331,175
Templeton Growth Securities Fund                     2,940,034            29,371
Mutual Discovery Securities Fund                     4,434,582           259,935
Hartford Advisers HLS Fund                          14,825,966         9,204,714
Hartford Total Return Bond HLS Fund                 20,705,358         6,246,583
Hartford Capital Appreciation HLS Fund              41,405,076        24,702,611

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              $19,034,313        $7,546,637
Hartford Global Advisers HLS Fund                      108,235           244,578
Hartford Global Leaders HLS Fund                       101,239           155,872
Hartford Global Technology HLS Fund                         --           183,395
Hartford Disciplined Equity HLS Fund                 1,211,984         2,466,963
Hartford Growth Opportunities HLS Fund               8,129,458         3,388,470
Hartford Index HLS Fund                             12,569,492        13,115,446
Hartford International Small Company HLS
 Fund                                                5,075,397         2,491,055
Hartford International Opportunities HLS
 Fund                                                9,655,344         2,334,646
Hartford MidCap HLS Fund                            18,437,483        10,899,572
Hartford MidCap Value HLS Fund                       4,291,601         2,176,023
Hartford Money Market HLS Fund                      79,365,368        75,089,103
Hartford Mortgage Securities HLS Fund                2,922,386         1,961,583
Hartford Small Company HLS Fund                     10,351,754         8,779,899
Hartford Stock HLS Fund                             13,541,946        10,898,880
Hartford Value Opportunities HLS Fund                7,661,009         3,337,308
Lord Abbett America's Value Portfolio                2,492,512            59,997
Lord Abbett Growth & Income Portfolio                3,707,276           130,931
MFS Investors Trust Series                             117,222            11,085
MFS New Discovery Series                               901,783           215,331
MFS Total Return Series                              7,458,832         1,346,581
Oppenheimer Capital Appreciation Fund                1,689,621            37,143
Oppenheimer Global Securities Fund                   4,001,396           383,909
Oppenheimer Main Street Fund                           588,670            17,246
Putnam VT Diversified Income Fund                       93,482           319,762
Putnam VT Global Asset Allocation Fund                  29,918           218,671
Putnam VT Global Equity Fund                         4,048,661         5,327,486
Putnam VT Growth and Income Fund                     2,330,449         3,314,617
Putnam VT Health Sciences Fund                          23,264           971,678
Putnam VT High Yield Fund                            8,025,832         4,792,323
Putnam VT Income Fund                                3,902,541         1,455,294
Putnam VT International Growth and Income
 Fund                                                   35,923           581,199
Putnam VT International Equity Fund                  2,653,729         4,836,870
Putnam VT International New Opportunities
 Fund                                                   33,735           379,139
Putnam VT Investors Fund                                26,160           551,449
Putnam VT Money Market Fund                             30,182           358,516
Putnam VT New Opportunities Fund                       831,847         3,031,165
Putnam VT New Value Fund                               410,101           788,162
Putnam VT OTC & Emerging Growth Fund                     5,736           422,374
Putnam VT Small Cap Value Fund                       2,158,357            54,325
Putnam VT The George Putnam Fund of Boston             197,140           787,065
Putnam VT Utilities Growth and Income Fund             129,262           404,088
Putnam VT Vista Fund                                     8,265           365,120
Putnam VT Voyager Fund                               1,676,817         5,732,521
Putnam VT Capital Opportunities Fund                 1,564,275           209,663
Putnam VT Equity Income Fund                         1,128,411           737,334
Van Kampen Life Investment Trust Comstock
 Portfolio                                           8,152,542           532,163
                                              ----------------  ----------------
                                                  $555,143,496      $272,022,889
                                              ================  ================

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein                 417,328         15,757            401,571
 International Value
 Portolio
AllianceBernstein                 306,391         34,330            272,061
 Small/Mid-Cap Value
 Portfolio
AIM V.I. Capital                  116,614         76,587             40,027
 Appreciation Fund
AIM V.I. Core Equity Fund          30,378         25,892              4,486
AIM V.I. Mid Cap Core             331,051        222,299            108,752
 Equity Fund
AIM V.I. Small Cap Equity          54,151          6,481             47,670
 Fund
AIM V.I. Capital                   53,651          5,952             47,699
 Development Fund
American Funds Asset            1,776,210        717,284          1,058,926
 Allocation Fund
American Funds Blue Chip          989,358        366,148            623,210
 Income and Growth Fund
American Funds Bond Fund        1,419,432        461,023            958,409
American Funds Global          11,614,693      6,840,762          4,773,931
 Growth Fund
American Funds Growth Fund     49,563,031     32,217,387         17,345,644
American Funds                 32,618,986     24,295,891          8,323,095
 Growth-Income Fund
American Funds                  1,277,352        617,230            660,122
 International Fund
American Funds New World          538,535        306,235            232,300
 Fund
American Funds Global           6,097,572      4,810,727          1,286,845
 Small Capitalization
 Fund
Fidelity VIP Asset Manager          8,820        176,653           (167,833)
 Portfolio
Fidelity VIP Equity-Income      2,652,676      3,006,273           (353,597)
 Fund Portfolio
Fidelity VIP Contrafund         1,324,879        332,747            992,132
 Portfolio
Fidelity VIP Overseas              56,499        194,195           (137,696)
 Portfolio
Fidelity VIP Mid Cap              882,843        176,595            706,248
 Portfolio
Franklin Income Securities        660,146         56,104            604,042
 Fund
Franklin Small Cap Value          566,278        443,283            122,995
 Securities Fund
Mutual Shares Securities        1,087,149        337,714            749,435
 Fund
Templeton Growth                  279,044         12,172            266,872
 Securities Fund
Mutual Discovery                  429,450         36,951            392,499
 Securities Fund
Hartford Advisers HLS Fund      6,587,854      8,147,321         (1,559,467)
Hartford Total Return Bond     13,877,195      9,866,235          4,010,960
 HLS Fund
Hartford Capital                6,584,543      9,500,411         (2,915,868)
 Appreciation HLS Fund
Hartford Dividend and           6,707,924      6,313,663            394,261
 Growth HLS Fund
Hartford Global Advisers           15,345        172,444           (157,099)
 HLS Fund
Hartford Global Leaders                78        130,280           (130,202)
 HLS Fund
Hartford Global Technology             --        210,983           (210,983)
 HLS Fund
Hartford Disciplined            2,204,476      3,227,185         (1,022,709)
 Equity HLS Fund
Hartford Growth                   568,161        408,279            159,882
 Opportunities HLS Fund
Hartford Index HLS Fund         3,993,849      6,587,123         (2,593,274)
Hartford International            272,009        218,523             53,486
 Small Company HLS Fund
Hartford International          4,349,682      3,174,907          1,174,775
 Opportunities HLS Fund
Hartford MidCap HLS Fund        4,144,913      6,168,656         (2,023,743)
Hartford MidCap Value HLS         223,820        228,349             (4,529)
 Fund
Hartford Money Market HLS     144,711,293    144,519,272            192,021
 Fund
Hartford Mortgage               1,751,704      1,969,166           (217,462)
 Securities HLS Fund

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Hartford Small Company HLS
 Fund                           4,648,436      7,100,202         (2,451,766)
Hartford Stock HLS Fund         6,567,766      8,040,755         (1,472,989)
Hartford Value
 Opportunities HLS Fund           439,418        315,030            124,388
Lord Abbett America's
 Value Portfolio                  244,840         25,536            219,304
Lord Abbett Growth &
 Income Portfolio                 336,505         34,275            302,230
MFS Investors Trust Series         11,547          1,843              9,704
MFS New Discovery Series           88,772         43,753             45,019
MFS Total Return Series           759,252        378,327            380,925
Oppenheimer Capital
 Appreciation Fund                174,172         15,557            158,615
Oppenheimer Global
 Securities Fund                  376,307         68,016            308,291
Oppenheimer Main Street
 Fund                              58,653          6,280             52,373
Putnam VT Diversified
 Income Fund                        1,555         17,387            (15,832)
Putnam VT Global Asset
 Allocation Fund                      141          8,254             (8,113)
Putnam VT Global Equity
 Fund                             193,456        243,636            (50,180)
Putnam VT Growth and
 Income Fund                      135,994        183,851            (47,857)
Putnam VT Health Sciences
 Fund                               7,929         76,672            (68,743)
Putnam VT High Yield Fund         484,659        349,116            135,543
Putnam VT Income Fund             339,641        184,245            155,396
Putnam VT International
 Growth and Income Fund               502         32,156            (31,654)
Putnam VT International
 Equity Fund                      348,426        484,014           (135,588)
Putnam VT International
 New Opportunities Fund             2,131         26,112            (23,981)
Putnam VT Investors Fund            2,468         51,142            (48,674)
Putnam VT Money Market
 Fund                                  --        220,871           (220,871)
Putnam VT New
 Opportunities Fund               135,168        227,933            (92,765)
Putnam VT New Value Fund           14,585         51,790            (37,205)
Putnam VT OTC & Emerging
 Growth Fund                       16,414         70,818            (54,404)
Putnam VT Small Cap Value
 Fund                             207,205         22,326            184,879
Putnam VT The George
 Putnam Fund of Boston              1,873         53,931            (52,058)
Putnam VT Utilities Growth
 and Income Fund                    2,289         15,117            (12,828)
Putnam VT Vista Fund                1,582         28,586            (27,004)
Putnam VT Voyager Fund            208,186        339,273           (131,087)
Putnam VT Capital
 Opportunities Fund               112,957         43,594             69,363
Putnam VT Equity Income
 Fund                             102,145         89,383             12,762
Van Kampen Life Investment
 Trust Comstock Portfolio         808,640        130,433            678,207

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                          UNITS      UNITS      NET INCREASE
SUB-ACCOUNT                                               ISSUED    REDEEMED     (DECREASE)
--------------------------------------------------------------------------------------------
AllianceBernstein VP
 Small/Mid Cap Value
 Portfolio                         42,935            885                42,050
AIM V.I. Capital
 Appreciation Fund                 70,040            872                69,168
AIM V.I. Mid Cap Core
 Equity Fund                      609,053        183,016               426,037
AIM V.I. Premier Equity
 Fund                              58,193         30,307                27,886
AIM V.I. Small Cap Equity
 Fund                               3,866             35                 3,831
AIM V.I. Capital
 Development Fund                   1,114              9                 1,105
American Funds Asset
 Allocation Fund                1,988,785        493,545             1,495,240
American Funds Blue Chip
 Income and Growth Fund         1,069,744        298,180               771,564
American Funds Bond Fund        1,299,599        628,932               670,667
American Funds Global
 Growth Fund                   12,169,804      5,735,975             6,433,829
American Funds Growth Fund     55,330,604     25,104,308            30,226,296

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
American Funds
 Growth-Income Fund            40,863,703     20,912,725         19,950,978
American Funds
 International Fund             1,283,492        366,236            917,256
American Funds New World
 Fund                             569,619        160,218            409,401
American Funds Global
 Small Capitalization
 Fund                           6,586,861      2,764,163          3,822,698
Fidelity VIP Asset Manager
 Portfolio                         19,744        318,729           (298,985)
Fidelity VIP Equity-Income
 Fund Portfolio                 4,392,513      3,777,777            614,736
Fidelity VIP Contrafund
 Portfolio                        268,813          7,023            261,790
Fidelity VIP Overseas
 Portfolio                          8,022        460,625           (452,603)
Fidelity VIP Mid Cap
 Portfolio                         88,637          1,074             87,563
Franklin Small Cap Value
 Securities Fund                  815,320        296,050            519,270
Franklin Mutual Shares
 Securities Fund                  985,799        179,383            806,416
Hartford Advisers HLS Fund      8,329,300     10,229,047         (1,899,747)
Hartford Total Return Bond
 HLS Fund                      15,053,238     10,247,045          4,806,193
Hartford Capital
 Appreciation HLS Fund         10,881,413     10,086,332            795,081
Hartford Dividend and
 Growth HLS Fund                8,471,484      6,256,696          2,214,788
Hartford Global Advisers
 HLS Fund                           1,614        182,826           (181,212)
Hartford Global Leaders
 HLS Fund                           3,668        331,959           (328,291)
Hartford Global Technology
 HLS Fund                           9,589        257,888           (248,299)
Hartford Disciplined
 Equity HLS Fund                3,612,514      3,677,058            (64,544)
Hartford Growth
 Opportunities HLS Fund           628,117        206,971            421,146
Hartford Index HLS Fund         5,336,639      6,305,581           (968,942)
Hartford International
 Small Company HLS Fund           333,815        176,302            157,513
Hartford International
 Opportunities HLS Fund         5,151,382      3,419,484          1,731,898
Hartford MidCap HLS Fund        5,262,541      7,365,940         (2,103,399)
Hartford MidCap Value HLS
 Fund                             370,784        376,795             (6,011)
Hartford Money Market HLS
 Fund                         137,877,077    139,728,210         (1,851,133)
Hartford Mortgage
 Securities HLS Fund            2,070,545      2,086,493            (15,948)
Hartford Small Company HLS
 Fund                           5,431,362      8,445,192         (3,013,830)
Hartford Stock HLS Fund         7,423,713      8,887,255         (1,463,542)
Hartford Value
 Opportunities HLS Fund           615,254        332,105            283,149
Lord Abbett America's
 Value Portfolio                   50,352          1,114             49,238
Lord Abbett Growth and
 Income Portfolio                  27,396            405             26,991
MFS Investors Trust Series            984            306                678
MFS New Discovery Series           98,764         45,635             53,129
MFS Total Return Series         1,149,395        203,190            946,205
Oppenheimer Capital
 Appreciation Fund                 14,847            127             14,720
Oppenheimer Global
 Securities Fund                   63,010            933             62,077
Oppenheimer Main Street
 Fund                               3,044            106              2,938
Putnam VT Diversified
 Income Fund                          182         15,932            (15,750)
Putnam VT Global Asset
 Allocation Fund                      240         11,986            (11,746)
Putnam VT Global Equity
 Fund                             205,250        196,833              8,417
Putnam VT Growth and
 Income Fund                      168,253        237,141            (68,888)
Putnam VT Health Sciences
 Fund                               1,948         63,122            (61,174)
Putnam VT High Yield Fund         549,287        453,429             95,858
Putnam VT Income Fund             364,752        206,822            157,930
Putnam VT International
 Growth and Income Fund             2,635         28,542            (25,907)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International
 Equity Fund                      429,590        555,313           (125,723)
Putnam VT International
 New Opportunities Fund               582         27,895            (27,313)
Putnam VT Investors Fund            6,728         85,214            (78,486)
Putnam VT Money Market
 Fund                                  11        194,087           (194,076)
Putnam VT New
 Opportunities Fund               167,412        236,707            (69,295)
Putnam VT New Value Fund            1,656         44,837            (43,181)
Putnam VT OTC & Emerging
 Growth Fund                          812         53,019            (52,207)
Putnam VT Small Cap Value
 Fund                              11,869             85             11,784
Putnam VT The George
 Putnam Fund of Boston              5,875         79,030            (73,155)
Putnam VT Utilities Growth
 and Income Fund                      498         14,454            (13,956)
Putnam VT Vista Fund                  416         43,444            (43,028)
Putnam VT Voyager Fund            265,765        376,176           (110,411)
Putnam VT Capital
 Opportunities Fund               128,871         47,233             81,638
Putnam VT Equity Income
 Fund                             243,451        129,704            113,747
Van Kampen Life Investment
 Trust Comstock Portfolio          87,560          1,333             86,227

6.     FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE PORTOLIO
 2006  Lowest contract charges          401,571    $12.314196      $4,945,023
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN SMALL/MID-CAP
 VALUE PORTFOLIO
 2006  Lowest contract charges          314,111     11.480951       3,606,288
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           42,050     10.053255         422,734
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges          109,195     11.261514       1,229,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           69,168     10.594074         732,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges           95,984     14.507758       1,392,514
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE PORTOLIO
 2006  Lowest contract charges          --              0.07%             23.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN SMALL/MID-CAP
 VALUE PORTFOLIO
 2006  Lowest contract charges          --              0.18%             14.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               0.53%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges          --              0.08%              6.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.32%              5.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges          --              1.59%             15.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
 FUND
 2006  Lowest contract charges          998,351    $15.522798     $15,497,204
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          889,599     13.954120      12,413,573
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          463,562     12.966631       6,010,833
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           88,323     11.392463       1,006,216
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges           51,501     12.253694         631,083
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,831     10.434113          39,968
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2006  Lowest contract charges           48,804     12.010285         586,145
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,105     10.307493          11,394
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2006   Lowest contract charges       4,451,171     14.994647      66,743,731
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        3,392,245     13.077484      44,362,026
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,897,005     11.982388      22,730,649
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          598,992     11.059916       6,624,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
 FUND
 2006  Lowest contract charges          --              1.01%             11.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.66%              7.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.28%             13.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              13.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges          --                --              17.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               4.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2006  Lowest contract charges          --                --              16.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               3.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2006   Lowest contract charges         --              2.45%             14.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.67%              9.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.77%              8.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              3.88%             10.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2006  Lowest contract charges        2,520,429    $16.027025     $40,394,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,897,219     13.649702      25,896,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,125,655     12.728640      14,328,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          317,118     11.598516       3,678,104
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges        3,007,083     11.857928      35,657,768
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        2,048,674     11.083750      22,706,993
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,378,007     10.910455      15,034,682
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          299,916     10.320517       3,095,291
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges       35,066,305      1.495637      52,446,464
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       30,292,374      1.241944      37,621,432
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       23,858,545      1.088710      25,975,037
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       15,379,700      0.959325      14,754,131
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges        6,423,272      0.709176       4,555,231
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2006  Lowest contract charges          --              1.14%             17.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.97%              7.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.69%              9.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              15.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges          --              3.84%              6.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              3.55%              1.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              3.09%              5.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --               3.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges          --              0.86%             20.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.67%             14.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.44%             13.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.35%             35.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.83%            (14.64)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE#   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges      163,711,876     $1.179431    $193,086,862
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges      146,366,232      1.070088     156,624,748
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges      116,139,936      0.920977     106,962,210
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       78,009,466      0.818667      63,863,776
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       36,019,291      0.598421      21,554,700
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges      123,092,543      1.459565     179,661,567
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges      114,769,448      1.266953     145,407,497
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       94,818,470      1.197136     113,510,605
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       68,574,442      1.084618      74,377,074
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2002  Lowest contract charges       34,787,201      0.819043      28,492,213
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges        2,906,481     21.656876      62,945,303
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        2,246,359     18.202405      40,889,132
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,329,103     14.981085      19,911,407
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          412,494     12.555634       5,179,126
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges          --              0.84%             10.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.75%             16.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.20%             12.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.15%             36.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.05%            (24.45)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges          --              1.61%             15.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.43%              5.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.99%             10.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.29%             32.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.48%            (18.34)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges          --              1.78%             18.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.82%             21.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.88%             19.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              2.51%             25.56%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#    OWNERS' EQUITY
-------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges                944,454      $23.629455     $22,316,930
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2005  Lowest contract charges                712,154       17.820884      12,691,218
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2004  Lowest contract charges                302,753       14.760130       4,468,674
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2003  Lowest contract charges                122,577       12.424553       1,522,967
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges             15,631,355        2.032992      31,778,420
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2005  Lowest contract charges             14,344,510        1.638805      23,507,855
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2004  Lowest contract charges             10,521,812        1.307366      13,755,859
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2003  Lowest contract charges              6,866,359        1.081533       7,426,194
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2002  Lowest contract charges              3,121,814        0.704466       2,199,212
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2006  Lowest contract charges              1,125,581        2.273295       2,558,778
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2005  Lowest contract charges              1,293,414        2.118302       2,739,841
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2004  Lowest contract charges              1,592,399        2.035964       3,242,068
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2003  Lowest contract charges              2,152,872        1.930394       4,155,892
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2002  Lowest contract charges              2,729,809        1.636274       4,466,715
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --

                                                              INVESTMENT
                                            EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*             RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges                  --                  1.55%            32.59%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2005  Lowest contract charges                  --                  1.24%            20.74%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2004  Lowest contract charges                  --                  1.94%            18.80%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2003  Lowest contract charges                  --                    --             24.25%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges                  --                  0.46%            24.05%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2005  Lowest contract charges                  --                  0.95%            25.35%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2004  Lowest contract charges                  --                    --             20.88%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2003  Lowest contract charges                  --                  0.56%            53.53%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2002  Lowest contract charges                  --                  0.73%           (19.05)%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2006  Lowest contract charges                  --                  2.77%             7.32%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2005  Lowest contract charges                  --                  2.83%             4.04%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2004  Lowest contract charges                  --                  3.07%             5.47%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2003  Lowest contract charges                  --                  3.50%            17.98%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2002  Lowest contract charges                  --                  3.51%            (8.73)%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --

-------------------------------------------------------------------------------

                                                            UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#    OWNERS' EQUITY
-------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME FUND
 PORTFOLIO
 2006  Lowest contract charges                194,435      $12.458100      $2,422,288
    Highest contract charges               15,701,083        3.297550      51,775,107
    Remaining contract charges
 2005  Lowest contract charges                 24,632       10.387944         255,874
    Highest contract charges               16,224,483        2.743539      44,512,501
    Remaining contract charges                     --              --              --
 2004  Lowest contract charges             15,634,379        2.591536      40,517,055
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2003  Lowest contract charges             13,990,573        2.323637      32,509,013
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2002  Lowest contract charges             11,396,137        1.782890      20,318,058
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2006  Lowest contract charges              1,253,922       11.911647      14,936,278
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2005  Lowest contract charges                261,790       10.689654       2,798,445
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2006  Lowest contract charges              1,381,822        2.539150       3,508,654
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2005  Lowest contract charges              1,519,518        2.150376       3,267,534
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2004  Lowest contract charges              1,972,121        1.806348       3,562,337
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2003  Lowest contract charges              2,953,825        1.589607       4,695,422
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2002  Lowest contract charges              4,433,446        1.108757       4,915,614
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
FIDELITY VIP MID CAP PORTFOLIO
 2006  Lowest contract charges                793,811       11.950350       9,486,316
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --
 2005  Lowest contract charges                 87,563       10.631702         930,940
    Highest contract charges                       --              --              --
    Remaining contract charges                     --              --              --

                                                              INVESTMENT
                                            EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*             RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
FIDELITY VIP EQUITY-INCOME FUND
 PORTFOLIO
 2006  Lowest contract charges                  --                  3.29%            19.93%
    Highest contract charges                    --                  3.33%            20.19%
    Remaining contract charges
 2005  Lowest contract charges                  --                    --              3.88%
    Highest contract charges                    --                  1.57%             5.87%
    Remaining contract charges                  --                    --                --
 2004  Lowest contract charges                  --                  1.46%            11.53%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2003  Lowest contract charges                  --                  1.63%            30.33%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2002  Lowest contract charges                  --                  1.60%           (16.95)%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2006  Lowest contract charges                  --                  1.09%            11.43%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2005  Lowest contract charges                  --                    --              6.90%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
FIDELITY VIP OVERSEAS PORTFOLIO
 2006  Lowest contract charges                  --                  0.88%            18.08%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2005  Lowest contract charges                  --                  0.68%            19.05%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2004  Lowest contract charges                  --                  1.32%            13.64%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2003  Lowest contract charges                  --                  0.88%            43.37%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2002  Lowest contract charges                  --                  0.69%           (20.28)%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
FIDELITY VIP MID CAP PORTFOLIO
 2006  Lowest contract charges                  --                  0.06%            12.40%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --
 2005  Lowest contract charges                  --                    --              6.32%
    Highest contract charges                    --                    --                --
    Remaining contract charges                  --                    --                --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE#    OWNERS' EQUITY
---------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                 604,042     $11.443038        $6,912,073
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2006  Lowest contract charges               1,330,272      19.163059        25,492,086
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges               1,207,277      16.381351        19,776,829
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 688,007      15.061082        10,362,130
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 153,500      12.170997         1,868,245
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges               2,174,760      16.767268        36,464,775
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges               1,425,325      14.163953        20,188,237
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 618,909      12.811952         7,929,434
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 192,981      11.375095         2,195,175
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                 266,872      11.681704         3,117,522
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                 392,499      11.432675         4,487,312
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                             INVESTMENT
                                            EXPENSE            INCOME             TOTAL
SUB-ACCOUNT                                  RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges                   --              0.44%             14.43%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2006  Lowest contract charges                   --              0.65%             16.98%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                   --              0.71%              8.77%
    Highest contract charges                     --                --                 --
    Remaining contract charges                                     --                 --
 2004  Lowest contract charges                   --              0.17%             23.75%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                   --                --              21.71%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                   --              1.28%             18.38%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                   --              0.83%             10.55%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                   --              0.79%             12.63%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                   --                --              13.75%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                   --              0.20%             16.82%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                   --              0.11%             14.33%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE#    OWNERS' EQUITY
---------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges              34,122,412      $3.195934      $109,052,976
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges              35,681,879       2.886947       103,011,694
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges              37,581,626       2.692139       101,174,960
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges              35,312,945       2.594991        91,636,775
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges              30,188,385       2.190023        66,113,258
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges              47,113,000       2.362266       111,293,438
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges              43,102,040       2.254006        97,152,256
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges              38,295,847       2.200121        84,255,497
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges              35,237,478       2.102885        74,100,364
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges              24,077,334       1.949909        46,948,610
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                             INVESTMENT
                                            EXPENSE            INCOME             TOTAL
SUB-ACCOUNT                                  RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                   --              2.39%             10.70%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                   --              3.26%              7.24%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                   --              2.11%              3.74%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                   --              2.51%             18.49%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                   --              3.10%            (13.79)%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                   --              5.16%              4.80%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2005  Lowest contract charges                   --              7.62%              2.45%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2004  Lowest contract charges                   --              4.62%              4.62%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2003  Lowest contract charges                   --              3.89%              7.85%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --
 2002  Lowest contract charges                   --              3.75%             10.08%
    Highest contract charges                     --                --                 --
    Remaining contract charges                   --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               UNIT          CONTRACT
SUB-ACCOUNT                     UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract
  charges                      39,180,609      $6.569283     $257,388,510
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                      42,096,477       5.633312      237,142,587
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                      41,301,396       4.875404      201,360,991
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                      37,235,676       4.084473      152,088,111
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                      33,134,345       2.868780       95,055,145
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
HARTFORD DIVIDEND AND
 GROWTH HLS FUND
 2006  Lowest contract
  charges                      28,623,119       4.068371      116,449,466
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                      28,228,858       3.380148       95,417,719
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                      26,014,070       3.190025       82,985,534
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                      23,934,455       2.837561       67,915,477
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                      18,418,887       2.237882       41,219,295
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --

                                                INVESTMENT
                                EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                     RATIO*           RATIO**            RETURN***
--------------------------  ------------------------------------------------------
HARTFORD CAPITAL
 APPRECIATION HLS FUND
 2006  Lowest contract
  charges                           --              1.34%               16.62%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              0.97%               15.55%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              0.37%               19.36%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              0.66%               42.38%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              0.69%              (19.70)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
HARTFORD DIVIDEND AND
 GROWTH HLS FUND
 2006  Lowest contract
  charges                           --              1.85%               20.36%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              1.96%                5.96%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              1.45%               12.42%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              1.71%               26.80%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              1.62%              (14.23)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --

-------------------------------------------------------------------------------

                                               UNIT          CONTRACT
SUB-ACCOUNT                     UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS
 HLS FUND
 2006  Lowest contract
  charges                         925,181      $1.533670       $1,418,923
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                       1,082,280       1.409162        1,525,109
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                       1,263,492       1.363233        1,722,434
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                       1,697,020       1.209099        2,051,865
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                       2,096,259       0.988953        2,073,101
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
HARTFORD GLOBAL LEADERS
 HLS FUND
 2006  Lowest contract
  charges                       1,286,803       1.292115        1,662,698
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                       1,417,005       1.131997        1,604,046
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                       1,745,296       1.103429        1,925,810
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                       2,163,229       0.925806        2,002,731
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                       2,544,254       0.682881        1,737,423
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
HARTFORD GLOBAL TECHNOLOGY
 HLS FUND
 2006  Lowest contract
  charges                       1,658,392       0.908928        1,507,359
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                       1,869,375       0.823643        1,539,698
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                       2,117,674       0.740995        1,569,186
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                       2,461,200       0.731126        1,799,448
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                       2,765,870       0.452718        1,252,159
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --

                                                INVESTMENT
                                EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                     RATIO*           RATIO**            RETURN***
--------------------------  ------------------------------------------------------
HARTFORD GLOBAL ADVISERS
 HLS FUND
 2006  Lowest contract
  charges                           --              2.84%                8.84%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              3.60%                3.37%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              0.02%               12.75%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              0.64%               22.26%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              0.05%               (8.95)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
HARTFORD GLOBAL LEADERS
 HLS FUND
 2006  Lowest contract
  charges                           --              0.78%               14.15%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              0.77%                2.59%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              0.51%               19.19%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              0.41%               35.57%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              1.15%              (19.51)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
HARTFORD GLOBAL TECHNOLOGY
 HLS FUND
 2006  Lowest contract
  charges                           --                --                10.36%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              0.29%               11.15%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --                --                 1.35%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --                --                60.22%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --                --               (38.59)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                               UNIT          CONTRACT
SUB-ACCOUNT                     UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD DISCIPLINED
 EQUITY HLS FUND
 2006  Lowest contract
  charges                      11,569,730      $1.534766      $17,756,828
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                      12,592,439       1.364817       17,186,375
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                      12,656,983       1.280563       16,208,064
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                      12,101,127       1.181232       14,294,239
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                       9,720,630       0.916970        8,913,526
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
HARTFORD GROWTH
 OPPORTUNITIES HLS FUND
 2006  Lowest contract
  charges                       1,000,812      18.435854       18,450,834
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                         840,930      16.452771       13,835,626
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                         419,784      14.145761        5,938,165
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                         172,449      12.071320        2,081,688
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
HARTFORD INDEX HLS FUND
 2006  Lowest contract
  charges                      18,040,935       3.764477       67,914,686
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                      20,634,209       3.260543       67,278,725
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                      21,603,151       3.120058       67,403,085
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                      22,692,657       2.826298       64,136,211
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                      20,319,633       2.205769       44,820,418
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --

                                                INVESTMENT
                                EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                     RATIO*           RATIO**            RETURN***
--------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED
 EQUITY HLS FUND
 2006  Lowest contract
  charges                           --              1.11%               12.45%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              1.17%                6.58%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              1.13%                8.41%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              1.32%               28.82%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              0.40%              (24.65)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
HARTFORD GROWTH
 OPPORTUNITIES HLS FUND
 2006  Lowest contract
  charges                           --              0.87%               12.05%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              0.28%               16.31%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --                --                17.19%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --                --                20.71%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
HARTFORD INDEX HLS FUND
 2006  Lowest contract
  charges                           --              1.65%               15.46%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              1.91%                4.50%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              1.26%               10.39%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              1.47%               28.13%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              1.27%              (22.45)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --

-------------------------------------------------------------------------------

                                               UNIT          CONTRACT
SUB-ACCOUNT                     UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 SMALL COMPANY HLS FUND
 2006  Lowest contract
  charges                         529,146     $23.147960      $12,248,659
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                         475,660      17.897193        8,512,985
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                         318,147      15.090922        4,801,134
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                          60,714      12.902318          783,347
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract
  charges                      14,900,218       2.945663       43,891,021
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2005  Lowest contract
  charges                      13,725,443       2.366771       32,484,981
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2004  Lowest contract
  charges                      11,993,545       2.064885       24,765,291
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2003  Lowest contract
  charges                      10,857,968       1.748699       18,987,317
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --
 2002  Lowest contract
  charges                      11,672,134       1.313864       15,335,597
    Highest contract
     charges                           --             --               --
    Remaining contract
     charges                           --             --               --

                                                INVESTMENT
                                EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                     RATIO*           RATIO**            RETURN***
--------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL
 SMALL COMPANY HLS FUND
 2006  Lowest contract
  charges                           --              1.99%               29.34%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --              3.09%               18.60%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --                --                16.96%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              2.43%               29.02%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract
  charges                           --              2.75%               24.46%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2005  Lowest contract
  charges                           --                --                14.62%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2004  Lowest contract
  charges                           --              0.76%               18.08%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2003  Lowest contract
  charges                           --              0.99%               33.10%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --
 2002  Lowest contract
  charges                           --              2.02%              (17.93)%
    Highest contract
     charges                        --                --                   --
    Remaining contract
     charges                        --                --                   --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges             24,620,379      $3.634263      $89,476,933
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges             26,644,122       3.252335       86,655,611
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges             28,747,521       2.784937       80,060,035
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges             28,335,296       2.391809       67,772,616
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2002  Lowest contract charges             21,838,918       1.737334       37,941,494
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                930,285      18.998199       17,673,734
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                934,814      16.116626       15,066,050
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges                940,825      14.653166       13,786,071
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges                233,125      12.599619        2,937,288
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges             52,846,766       1.675089       88,523,036
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges             52,654,745       1.599845       84,239,431
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges             54,505,878       1.555598       84,789,235
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges             61,390,306       1.541051       94,605,592
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2002  Lowest contract charges             71,570,885       1.529607      109,475,326
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges                  --              1.07%               11.74%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              0.40%               16.78%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              0.27%               16.44%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --              0.27%               37.67%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2002  Lowest contract charges                  --              0.12%              (14.22)%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges                  --              0.92%               17.88%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              0.60%                9.99%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              0.12%               16.30%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --                --                26.00%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges                  --              4.60%                4.70%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              2.80%                2.84%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              0.93%                0.94%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --              0.75%                0.75%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2002  Lowest contract charges                  --              1.45%                1.47%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges              6,498,825      $2.139020      $13,901,117
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges              6,716,287       2.043515       13,724,834
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges              6,732,235       1.996349       13,439,890
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges              6,094,981       1.917343       11,686,169
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2002  Lowest contract charges              5,607,730       1.874447       10,511,393
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges             19,825,942       2.228805       44,188,159
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges             22,277,708       1.947811       43,392,764
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges             25,291,538       1.609664       40,710,878
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges             25,327,621       1.434873       36,341,920
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2002  Lowest contract charges             19,850,587       0.920563       18,273,716
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges             29,856,231       3.846378      114,838,351
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges             31,329,220       3.354778      105,102,579
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges             32,792,762       3.060365      100,357,820
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges             32,850,173       2.937881       96,509,899
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2002  Lowest contract charges             30,837,526       2.322928       71,633,353
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
 2006  Lowest contract charges                  --             10.36%                4.67%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              4.05%                2.36%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              4.64%                4.12%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --              3.28%                2.29%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2002  Lowest contract charges                  --              3.21%                8.15%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges                  --              0.18%               14.43%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --                --                21.01%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --                --                12.18%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --                --                55.87%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2002  Lowest contract charges                  --                --               (30.23)%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges                  --              1.35%               14.65%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              1.89%                9.62%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              1.11%                4.17%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --              1.26%               26.47%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2002  Lowest contract charges                  --              1.06%              (24.25)%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                919,619     $18.873752      $17,356,653
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                795,231      15.857149       12,610,091
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges                512,082      14.638700        7,496,218
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges                 74,533      12.314438          917,835
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2006  Lowest contract charges                268,542      11.466028        3,079,105
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                 49,238      10.009346          492,838
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                329,221      12.161720        4,003,892
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                 26,991      10.370449          279,911
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charge s                10,382      11.794638          122,454
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                    678      10.438310            7,080
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2006  Lowest contract charges                  --              1.43%               19.02%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              1.58%                8.32%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              0.30%               18.87%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --                --                23.14%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2006  Lowest contract charges                  --              3.92%               14.55%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --             20.50%                0.09%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges                  --              2.39%               17.27%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              8.76%                3.70%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
MFS INVESTORS TRUST SERIES
 2006  Lowest contract charge s                 --              0.45%               12.99%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --                --                 4.38%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --

-------------------------------------------------------------------------------

                                                           UNIT          CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges                215,368     $15.380400       $3,312,445
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                170,349      13.585071        2,314,207
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges                117,220      12.907985        1,513,076
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges                 39,290      12.118057          476,121
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges              2,001,753      13.801173       27,626,534
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges              1,620,828      12.334140       19,991,517
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2004  Lowest contract charges                674,623      11.995951        8,092,748
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2003  Lowest contract charges                217,592      10.776006        2,344,775
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                173,335      11.214030        1,943,789
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
 2005  Lowest contract charges                 14,720      10.414050          153,291
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --
OPPENHEIMER GLOBAL SECURITIES FUND
 2006  Lowest contract charges                370,368      12.570301        4,655,631
    Highest contract charges
    Remaining contract charges
 2005  Lowest contract charges                 62,077      10.710592          664,878
    Highest contract charges                       --             --               --
    Remaining contract charges                     --             --               --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**            RETURN***
--------------------------------------  -------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges                  --                --                13.22%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --                --                 5.25%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --                --                 6.52%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --                --                21.18%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges                  --              2.20%               11.89%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --              1.56%                2.82%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2004  Lowest contract charges                  --              1.30%               11.32%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2003  Lowest contract charges                  --                --                 7.76%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2006  Lowest contract charges                  --              0.05%                7.68%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
 2005  Lowest contract charges                  --                --                 4.14%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --
OPPENHEIMER GLOBAL SECURITIES FUND
 2006  Lowest contract charges                  --              0.45%               17.36%
    Highest contract charges
    Remaining contract charges
 2005  Lowest contract charges                  --                --                 7.11%
    Highest contract charges                    --                --                   --
    Remaining contract charges                  --                --                   --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE#    OWNERS' EQUITY
---------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges                  55,311     $11.893698          $657,851
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                   2,938      10.364164            30,453
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
PUTNAM VT DIVERSIFIED INCOME FUND
 2006  Lowest contract charges                  64,274      20.819828         1,338,184
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                  80,106      19.530112         1,564,474
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                  95,856      18.910417         1,812,684
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 140,665      17.256953         2,427,445
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 454,850      14.348324         6,526,336
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2006  Lowest contract charges                  30,400      28.694786           872,313
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                  38,513      25.385139           977,666
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                  50,259      23.680233         1,190,136
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                  70,094      21.674078         1,519,218
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 119,463      17.760045         2,121,661
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2006  Lowest contract charges                  --               0.19%             14.76%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --                 --               3.64%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2006  Lowest contract charges                  --               6.21%              6.60%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               7.73%              3.28%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               9.62%              9.58%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --              12.70%             20.27%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               3.46%              6.20%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2006  Lowest contract charges                  --               3.01%             13.04%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               1.46%              7.20%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               3.38%              9.26%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               4.42%             22.04%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               2.04%            (12.36)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE#    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2006  Lowest contract charges                 314,971     $29.800420        $9,386,265
    Highest contract charges                    27,065      17.658324           477,916
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                 370,485      24.129019         8,939,431
    Highest contract charges                    21,731      14.331216           311,436
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 369,863      22.118357         8,180,767
    Highest contract charges                    13,935      13.174300           183,590
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 450,255      19.412578         8,740,616
    Highest contract charges                     6,597      11.588901            76,449
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 493,893      14.985684         7,401,321
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
PUTNAM VT GROWTH AND INCOME FUND
 2006  Lowest contract charges                  89,257      15.399391         1,374,504
    Highest contract charges                   722,051      37.228527        26,880,905
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                  65,094      13.285600           864,808
    Highest contract charges                   794,071      32.040356        25,442,316
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                  39,019      12.625543           492,632
    Highest contract charges                   889,034      30.370460        27,000,360
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                  16,049      11.362976           182,359
    Highest contract charges                   975,368      27.270997        26,599,252
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges               1,362,763      21.356598        29,103,976
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
PUTNAM VT HEALTH SCIENCES FUND
 2006  Lowest contract charges                 197,749      14.388482         2,845,311
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                 266,492      13.960596         3,720,381
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 327,666      12.300632         4,030,492
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 461,265      11.463412         5,287,672
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 701,636       9.649126         6,770,172
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2006  Lowest contract charges                  --               0.59%             23.50%
    Highest contract charges                    --               0.31%             23.22%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               0.98%              9.09%
    Highest contract charges                    --               0.67%              8.78%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               2.29%             13.94%
    Highest contract charges                    --               1.57%             13.68%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               1.26%             29.54%
    Highest contract charges                    --                 --              15.89%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               0.32%            (22.16)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2006  Lowest contract charges                  --               1.36%             15.91%
    Highest contract charges                    --               1.78%             16.19%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               1.26%              5.23%
    Highest contract charges                    --               1.81%              5.50%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               1.09%             11.11%
    Highest contract charges                    --               1.81%             11.37%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --                 --              13.63%
    Highest contract charges                    --               2.32%             27.69%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               2.39%            (18.79)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PUTNAM VT HEALTH SCIENCES FUND
 2006  Lowest contract charges                  --               0.53%              3.07%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               0.31%             13.50%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               0.41%              7.30%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               0.88%             18.80%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               0.07%            (20.21)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE#    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2006  Lowest contract charges                 586,342     $25.143715       $14,742,812
    Highest contract charges                   483,199      13.775449         6,656,281
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                 583,930      22.734033        13,275,089
    Highest contract charges                   350,068      12.463889         4,363,203
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 644,866      21.972422        14,169,259
    Highest contract charges                   193,274      12.089639         2,336,608
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 636,939      19.796707        12,609,302
    Highest contract charges                    56,243      10.936633           615,105
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 491,602      15.605782         7,671,827
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
PUTNAM VT INCOME FUND
 2006  Lowest contract charges                 633,780      21.318359        13,511,142
    Highest contract charges                   373,622      11.120988         4,155,042
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                 626,110      20.337007        12,733,204
    Highest contract charges                   225,896      10.640021         2,403,538
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 600,080      19.822044        11,894,811
    Highest contract charges                    93,996      10.394738           977,067
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 619,795      18.928406        11,731,733
    Highest contract charges                    21,811       9.953490           217,094
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 559,093      18.079459        10,108,105
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2006  Lowest contract charges                 102,225      20.691059         2,115,150
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                 133,879      16.212019         2,170,454
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 159,786      14.179491         2,265,683
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 206,721      11.688479         2,416,253
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 487,886       8.447396         4,121,367
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2006  Lowest contract charges                  --               7.68%             10.60%
    Highest contract charges                    --               6.60%             10.52%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               8.28%              3.47%
    Highest contract charges                    --               6.89%              3.10%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               7.95%             10.99%
    Highest contract charges                    --               6.07%             10.54%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               9.51%             26.86%
    Highest contract charges                    --                 --               9.37%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --              12.39%             (0.54)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PUTNAM VT INCOME FUND
 2006  Lowest contract charges                  --               4.45%              4.83%
    Highest contract charges                    --               3.74%              4.52%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               3.31%              2.60%
    Highest contract charges                    --               2.53%              2.36%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               4.29%              4.72%
    Highest contract charges                    --               3.06%              4.43%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               4.71%              4.70%
    Highest contract charges                    --                 --              (0.47)%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               4.10%              8.09%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2006  Lowest contract charges                  --               1.43%             27.63%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               1.07%             14.33%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               1.50%             21.31%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               2.14%             38.37%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               0.67%            (13.67)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

-------------------------------------------------------------------------------

                                                            UNIT           CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE#    OWNERS' EQUITY
---------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges               1,414,573     $20.138797       $28,487,805
    Highest contract charges                   276,275      19.719498         5,448,013
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges               1,589,137      15.728136        24,994,157
    Highest contract charges                   237,299      15.439804         3,663,846
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges               1,791,572      13.986237        25,057,352
    Highest contract charges                   160,587      13.761280         2,209,880
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                      --      10.983758                --
    Highest contract charges                    57,634      11.843322           682,574
    Remaining contract charges               2,027,054             --        24,338,608
 2002  Lowest contract charges                     313       8.522016             2,667
    Highest contract charges                 2,040,087       9.315833        19,005,114
    Remaining contract charges                      --             --                --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2006  Lowest contract charges                  79,281      17.128684         1,357,974
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2005  Lowest contract charges                 103,262      13.548679         1,399,069
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2004  Lowest contract charges                 130,575      11.419666         1,491,120
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2003  Lowest contract charges                 191,668      10.050111         1,926,282
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --
 2002  Lowest contract charges                 373,760       7.523083         2,811,828
    Highest contract charges                        --             --                --
    Remaining contract charges                      --             --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 2006  Lowest contract charges                  --                 --              39.97%
    Highest contract charges                    --               0.58%             27.72%
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               1.69%             12.45%
    Highest contract charges                    --               1.28%             12.20%
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               1.70%             16.49%
    Highest contract charges                    --               1.00%             16.19%
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               2.08%             28.89%
    Highest contract charges                    --                 --              18.43%
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               1.54%             (9.63)%
    Highest contract charges                    --               0.98%            (17.52)%
    Remaining contract charges                  --                 --                 --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2006  Lowest contract charges                  --               1.60%             26.42%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2005  Lowest contract charges                  --               0.90%             18.64%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2004  Lowest contract charges                  --               1.34%             13.63%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2003  Lowest contract charges                  --               0.65%             33.59%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --
 2002  Lowest contract charges                  --               0.86%            (13.46)%
    Highest contract charges                    --                 --                 --
    Remaining contract charges                  --                 --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                  UNIT           CONTRACT
SUB-ACCOUNT                       UNITS       FAIR VALUE#     OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2006  Lowest contract
  charges                           216,875      $12.236223        $2,653,731
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                           265,549       10.711383         2,844,392
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                           344,035        9.824339         3,379,917
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                           495,501        8.688642         4,305,228
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                           912,502        6.827953         6,230,521
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
PUTNAM VT MONEY MARKET FUND
 2006  Lowest contract
  charges                           307,701        1.662379           511,516
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                           528,572        1.588794           839,793
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                           722,648        1.545717         1,117,009
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                         1,855,996        1.531768         2,842,955
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                         3,007,885        1.520209         4,572,614
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2006  Lowest contract
  charges                            72,449       15.175568         1,099,454
    Highest contract charges        596,848       24.472443        14,606,328
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                            63,761       13.979089           891,316
    Highest contract charges        698,301       22.488065        15,703,448
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                            41,135       12.708018           522,745
    Highest contract charges        790,222       20.383662        16,107,620
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                            17,106       11.520422           197,072
    Highest contract charges        876,984       18.434963        16,167,167
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                         1,009,721       13.891974        14,027,023
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --

                                                INVESTMENT
                                 EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                      RATIO*          RATIO**           RETURN***
----------------------------  --------------------------------------------------
PUTNAM VT INVESTORS FUND
 2006  Lowest contract
  charges                           --              0.67%             14.24%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --              1.31%              9.03%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --              0.71%             13.07%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --              0.81%             27.25%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --              0.41%            (23.68)%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
PUTNAM VT MONEY MARKET FUND
 2006  Lowest contract
  charges                           --              4.48%              4.63%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --              2.72%              2.79%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --              0.85%              0.91%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --              0.77%              0.76%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --              1.44%              1.46%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2006  Lowest contract
  charges                           --                --               8.56%
    Highest contract charges        --              0.18%              8.82%
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --              0.09%             10.00%
    Highest contract charges        --              0.37%             10.32%
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --                --              10.31%
    Highest contract charges        --                --              10.57%
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --                --              15.20%
    Highest contract charges        --                --              32.70%
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --                --             (30.29)%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT           CONTRACT
SUB-ACCOUNT                       UNITS       FAIR VALUE#     OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND
 2006  Lowest contract
  charges                           198,026      $21.678201        $4,292,843
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                           235,231       18.642121         4,385,208
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                           278,412       17.564560         4,890,177
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                           352,099       15.171400         5,341,837
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                           690,151       11.418982         7,880,826
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
PUTNAM VT OTC & EMERGING
 GROWTH FUND
 2006  Lowest contract
  charges                           148,902        7.974374        $1,187,401
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                           203,306        7.077526         1,438,904
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                           255,513        6.548058         1,673,111
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                           400,148        6.007790         2,404,004
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                           980,487        4.419389         4,333,155
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
PUTNAM VT SMALL CAP VALUE
 FUND
 2006  Lowest contract
  charges                           196,663       11.801519         2,320,921
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                            11,784       10.061432           118,569
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --

                                                INVESTMENT
                                 EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                      RATIO*          RATIO**           RETURN***
----------------------------  --------------------------------------------------
PUTNAM VT NEW VALUE FUND
 2006  Lowest contract
  charges                           --              1.30%             16.29%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --              1.09%              6.14%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --              1.10%             15.77%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --              1.71%             32.86%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --              3.94%            (15.44)%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
PUTNAM VT OTC & EMERGING
 GROWTH FUND
 2006  Lowest contract
  charges                           --                --              12.67%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --                --               8.09%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --                --               8.99%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --                --              35.94%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --                --             (32.06)%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
PUTNAM VT SMALL CAP VALUE
 FUND
 2006  Lowest contract
  charges                           --              0.15%             17.30%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --                --               0.61%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                  UNIT           CONTRACT
SUB-ACCOUNT                       UNITS       FAIR VALUE#     OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2006  Lowest contract
  charges                           171,739      $15.910698        $2,732,480
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                           223,797       14.177205         3,172,817
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                           296,952       13.603625         4,039,629
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                           396,933       12.540269         4,977,645
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                           510,091       10.685893         5,450,782
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
PUTNAM VT UTILITIES GROWTH
 AND INCOME FUND
 2006  Lowest contract
  charges                            72,780       31.688447         2,306,288
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2005  Lowest contract
  charges                            85,608       24.890887         2,130,862
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2004  Lowest contract
  charges                            99,564       22.847531         2,274,779
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2003  Lowest contract
  charges                           137,086       18.747452         2,570,009
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --
 2002  Lowest contract
  charges                           225,854       14.997690         3,387,283
    Highest contract charges             --              --                --
    Remaining contract
     charges                             --              --                --

                                                INVESTMENT
                                 EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                      RATIO*          RATIO**           RETURN***
----------------------------  --------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2006  Lowest contract
  charges                           --              2.69%             12.23%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --              2.39%              4.22%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --              2.26%              8.48%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --              2.89%             17.35%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --              2.32%             (8.57)%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
PUTNAM VT UTILITIES GROWTH
 AND INCOME FUND
 2006  Lowest contract
  charges                           --              3.20%             27.31%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2005  Lowest contract
  charges                           --              2.15%              8.94%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2004  Lowest contract
  charges                           --              2.59%             21.87%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2003  Lowest contract
  charges                           --              4.46%             25.00%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --
 2002  Lowest contract
  charges                           --              3.71%            (23.83)%
    Highest contract charges        --                --                 --
    Remaining contract
     charges                        --                --                 --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2006  Lowest contract charges                 112,802    $13.629598       $1,537,452
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2005  Lowest contract charges                 139,806     12.891632        1,802,322
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2004  Lowest contract charges                 182,834     11.461246        2,095,503
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2003  Lowest contract charges                 289,178      9.639100        2,787,413
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2002  Lowest contract charges                 544,137      7.224769        3,931,262
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
PUTNAM VT VOYAGER FUND
 2006  Lowest contract charges                 862,426     32.251178       27,814,265
    Highest contract charges                   132,547     13.125279        1,739,712
    Remaining contract charges                      --            --               --
 2005  Lowest contract charges               1,005,479     30.510819       30,677,983
    Highest contract charges                   120,581     12.448612        1,501,065
    Remaining contract charges                      --            --               --
 2004  Lowest contract charges               1,147,913     28.800926       33,060,950
    Highest contract charges                    88,558     11.778147        1,043,051
    Remaining contract charges                      --            --               --
 2003  Lowest contract charges               1,309,014     27.341904       35,790,947
    Highest contract charges                    26,711     11.213819          299,532
    Remaining contract charges                      --            --               --
 2002  Lowest contract charges               1,429,244     21.845647       31,222,755
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2006  Lowest contract charges                 218,864     18.033203        3,946,824
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2005  Lowest contract charges                 149,501     15.651902        2,339,978
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2004  Lowest contract charges                  67,863     14.208783          964,247
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2003  Lowest contract charges                  28,142     12.028998          338,515
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --

                                                                INVESTMENT
                                             EXPENSE              INCOME               TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**             RETURN***
--------------------------------------  ----------------------------------------------------------
PUTNAM VT VISTA FUND
 2006  Lowest contract charges                    --                    --               5.72%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2005  Lowest contract charges                    --                    --              12.48%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2004  Lowest contract charges                    --                    --              18.90%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2003  Lowest contract charges                    --                    --              33.42%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2002  Lowest contract charges                    --                    --             (30.38)%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
PUTNAM VT VOYAGER FUND
 2006  Lowest contract charges                    --                  0.38%              5.70%
    Highest contract charges                      --                  0.11%              5.44%
    Remaining contract charges                    --                    --                 --
 2005  Lowest contract charges                    --                  0.93%              5.94%
    Highest contract charges                      --                  0.60%              5.69%
    Remaining contract charges                    --                    --                 --
 2004  Lowest contract charges                    --                  0.48%              5.34%
    Highest contract charges                      --                  0.16%              5.03%
    Remaining contract charges                    --                    --                 --
 2003  Lowest contract charges                    --                  0.65%             25.16%
    Highest contract charges                      --                    --              12.14%
    Remaining contract charges                    --                    --                 --
 2002  Lowest contract charges                    --                  0.88%            (26.34)%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2006  Lowest contract charges                    --                  0.08%             15.21%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2005  Lowest contract charges                    --                    --              10.16%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2004  Lowest contract charges                    --                  0.37%             18.12%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2003  Lowest contract charges                    --                  5.15%             20.29%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS       FAIR VALUE#   OWNERS' EQUITY
-------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2006  Lowest contract charges                 341,825    $15.934960       $5,446,972
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2005  Lowest contract charges                 329,063     13.408382        4,412,197
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2004  Lowest contract charges                 215,316     12.708724        2,736,390
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2003  Lowest contract charges                  40,862     11.365596          464,415
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2006  Lowest contract charges                 764,434     12.045674        9,208,128
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --
 2005  Lowest contract charges                  86,227     10.380228          895,056
    Highest contract charges                        --            --               --
    Remaining contract charges                      --            --               --

                                                                INVESTMENT
                                             EXPENSE              INCOME               TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**             RETURN***
--------------------------------------  ----------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2006  Lowest contract charges                    --                  1.16%             18.84%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2005  Lowest contract charges                    --                  0.91%              5.51%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2004  Lowest contract charges                    --                  0.07%             11.82%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2003  Lowest contract charges                    --                  0.96%             13.66%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2006  Lowest contract charges                    --                  0.70%             16.04%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --
 2005  Lowest contract charges                    --                    --               3.80%
    Highest contract charges                      --                    --                 --
    Remaining contract charges                    --                    --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and any Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will make certain deductions ranging from 0.50% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company, will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will make certain deductions for various Rider charges, such as Enhanced No Lapse Guarantee, Term Insurance, and Death Benefit Guarantee, Deduction Amount Waiver, Waiver of Specified Amount Disability Benefit, Accidental Death Benefit, Child Insurance, Lifetime No Lapse, Yearly Renewable Term Life Insurance, Waiver of Scheduled Premium Option, Estate Protection, Guaranteed Withdrawal Benefit and Last Survivor Yearly Renewable Term.

    These deductions range from

       -   $.01 - $.06 per $1,000 of Face Amount

       -   $.14 - $179.44 per $1,000 of net amount at risk

       -   6.9% - 34.5% of the monthly deduction amount

       -   $.04 - $.20 per $1.00 of the specified amount

       -   $.50 -$6.00 per $1,000 of benefit

       -   $.01 - $.06 per $1,000 of Face Amount

       -   $.06 - $86.13 per net amount at risk

       -   11% each time waived

       -   $.25 - $15.48 per $1,000 of Face Amount

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2006 and 2005 and for the Years Ended December 31, 2006, 2005 and 2004

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Independent Auditors' Report                                               F-1
Financial Statements Statutory Basis:
    Admitted Assets, Liabilities and Surplus                               F-2
    Statements of Operations                                               F-3
    Statements of Changes in Capital and Surplus                           F-4
    Statements of Cash Flows                                               F-5
    Notes to Statutory Basis Financial Statements                          F-6
Supplementary Information
    Schedule I -- Selected Financial Data                                 F-27
    Schedule II -- Summary Investment Schedule                            F-30
    Schedule III -- Investment Risks Interrogatories                      F-31

[DELOITTE LOGO]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus -- statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of operations -- statutory basis, changes in capital and surplus -- statutory basis, and cash flows -- statutory basis for the years ended December 31, 2006, 2005 and 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2006 or 2005, or the results of its operations or its cash flows for the year ended December 31, 2006, 2005 or 2004.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years ended December 31, 2006, 2005 and 2004, on the basis of accounting described in Note 2.

Our 2006 audit was conducted for the purpose of forming an opinion on the basic 2006 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2006 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basis 2006 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2006 statutory-basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to such financial statements taken as a whole.

/s/ Deloitte & Touche LLP

March 29, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                            2006                 2005
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                     $5,036,594           $5,477,170
 Common and preferred stocks                  245,850               25,046
 Mortgage loans                               160,595               98,529
 Real estate                                   25,667               25,425
 Policy loans                                 324,631              323,911
 Cash and short-term investments              467,648              345,858
 Other invested assets                        245,454              135,920
                                        -------------        -------------
        TOTAL CASH AND INVESTED ASSETS      6,506,439            6,431,859
                                        -------------        -------------
 Investment income due and accrued             66,244               67,354
 Federal income taxes recoverable                  --               98,311
 Deferred tax asset                            91,537               87,160
 Other assets                                 104,023               91,961
 Separate account assets                   76,317,895           68,323,841
                                        -------------        -------------
                 TOTAL ADMITTED ASSETS    $83,086,138          $75,100,486
                                        -------------        -------------
LIABILITIES
 Aggregate reserves for life and           $6,422,847           $6,150,452
  accident and health policies
 Liability for deposit type contracts          80,785              100,325
 Policy and contract claim liabilities         32,635               24,919
 Asset valuation reserve                       41,544               34,749
 Payable to parents, subsidiaries or           30,498               34,130
  affiliates
 Accrued expense allowances and other      (2,438,731)          (1,952,020)
  amounts due from separate accounts
 Other liabilities                            930,986              893,824
 Separate account liabilities              76,317,895           68,323,841
                                        -------------        -------------
                     TOTAL LIABILITIES     81,418,459           73,610,220
                                        -------------        -------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares                   2,500                2,500
  authorized, 2,000 shares issued and
  outstanding
 Gross paid-in and contributed surplus      1,376,953            1,371,883
 Unassigned funds                             288,226              115,883
                                        -------------        -------------
             TOTAL CAPITAL AND SURPLUS      1,667,679            1,490,266
                                        -------------        -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS    $83,086,138          $75,100,486
                                        -------------        -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                     FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                  $9,842,305           $9,152,337           $11,619,788
 Considerations for supplementary contracts with life                         71                    2                   962
  contingencies
 Net investment income                                                   339,347              326,928               324,681
 Commissions and expense allowances on reinsurance ceded                  94,873               84,961                73,944
 Reserve adjustment on reinsurance ceded                              (1,659,418)          (1,552,540)           (1,155,122)
 Fee income                                                            1,650,017            1,369,610             1,200,281
 Other revenues                                                           15,564              107,755                84,658
                                                                  --------------        -------------        --------------
                                                  TOTAL REVENUES      10,282,759            9,489,053            12,149,192
                                                                  --------------        -------------        --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                              280,782              265,994               255,803
 Disability and other benefits                                            18,311               14,118                13,235
 Surrenders and other fund withdrawals                                 9,054,230            6,974,564             5,435,091
 Commissions                                                             864,564              783,178               821,925
 Increase (decrease) in aggregate reserves for life and accident         274,407              (11,074)             (260,443)
  and health policies
 General insurance expenses                                              528,545              449,607               448,862
 Net transfers (from)/to separate accounts                              (675,124)           1,192,568             5,647,980
 Modified coinsurance adjustment on reinsurance assumed                 (530,122)            (483,138)             (441,048)
 Other expenses                                                           55,838               41,735                43,678
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES       9,871,431            9,227,552            11,965,083
                                                                  --------------        -------------        --------------
Net gain from operations before federal income tax expense               411,328              261,501               184,109
 (benefit)
 Federal income tax expense (benefit)                                     31,961               42,463               (87,470)
                                                                  --------------        -------------        --------------
                                        NET GAIN FROM OPERATIONS         379,367              219,038               271,579
                                                                  --------------        -------------        --------------
 Net realized capital (losses) gains, after tax                          (40,656)                  54               (14,900)
                                                                  --------------        -------------        --------------
                                                      NET INCOME        $338,711             $219,092              $256,679
                                                                  --------------        -------------        --------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
 Balance, beginning and end of year                                          $2,500              $2,500              $2,500
                                                                       ------------        ------------        ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                        1,371,883           1,371,883           1,371,883
 Capital contribution                                                         5,070                  --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR     1,376,953           1,371,883           1,371,883
                                                                       ------------        ------------        ------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                 115,883             (66,391)           (330,602)
 Net Income                                                                 338,711             219,092             256,679
 Change in Net Unrealized Capital Losses on Common Stocks and Other         (35,674)             (7,075)            (13,371)
  Invested Assets
 Change in Net Unrealized Foreign Exchange Capital Losses                     2,957                (495)                 --
 Change in Net Deferred Income Tax                                           30,476              82,268              51,589
 Change in Asset Valuation Reserve                                           (6,795)             (4,632)            (13,575)
 Change in Non-Admitted Assets                                              (42,153)           (106,914)            (16,965)
 Change in Liability for Reinsurance in Unauthorized Companies                 (179)                 30                (146)
 Dividends to Stockholder                                                  (115,000)                 --                  --
                                                                       ------------        ------------        ------------
                                                 BALANCE, END OF YEAR       288,226             115,883             (66,391)
                                                                       ------------        ------------        ------------
CAPITAL AND SURPLUS,
 End of Year                                                             $1,667,679          $1,490,266          $1,307,992
                                                                       ------------        ------------        ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                       2006                 2005                  2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,836,688           $9,145,844           $11,608,790
 Net Investment Income                                                   383,972              369,012               370,945
 Miscellaneous Income                                                     98,373                1,909               196,120
                                                                  --------------        -------------        --------------
                                                    TOTAL INCOME      10,319,033            9,516,765            12,175,855
                                                                  --------------        -------------        --------------
 Benefits Paid                                                         9,346,769            7,273,337             5,699,783
 Federal Income Tax (Recoveries) Payments                               (103,806)              71,607               (54,729)
 Net Transfers (from) to Separate Accounts                              (188,413)           1,240,273             5,811,016
 Other Expenses                                                        1,011,284              826,693               905,742
                                                                  --------------        -------------        --------------
                                     TOTAL BENEFITS AND EXPENSES      10,065,834            9,411,910            12,361,812
                                                                  --------------        -------------        --------------
            NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         253,199              104,855              (185,957)
                                                                  --------------        -------------        --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                 1,959,478            2,572,479             1,584,991
 Common and Preferred Stocks                                              24,070                   --                 1,767
 Mortgage Loans                                                            8,746               11,039                25,752
 Other                                                                   (16,109)              50,196                35,227
                                                                  --------------        -------------        --------------
                                       TOTAL INVESTMENT PROCEEDS       1,976,185            2,633,714             1,647,737
                                                                  --------------        -------------        --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 1,682,961            2,708,647             1,351,838
 Common and Preferred Stocks                                             140,727               13,467                 2,473
 Mortgage Loans                                                           70,991               40,175                    --
 Real Estate                                                               1,125                  116                 1,482
 Other                                                                   109,533              134,301                 3,275
                                                                  --------------        -------------        --------------
                                      TOTAL INVESTMENTS ACQUIRED       2,005,337            2,896,706             1,359,068
                                                                  --------------        -------------        --------------
 Net Increase in Policy Loans                                                720               13,391                15,806
                                                                  --------------        -------------        --------------
            NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES         (29,872)            (276,383)              272,863
                                                                  --------------        -------------        --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to Stockholders                                              (115,000)                  --                    --
 Net other cash provided (used)                                           13,463               85,968               (47,982)
                                                                  --------------        -------------        --------------
     NET CASH (USED FOR) PROVIDED BY FINANCING AND MISCELLANEOUS        (101,537)              85,968               (47,982)
                                                      ACTIVITIES
                                                                  --------------        -------------        --------------
 Net increase (decrease) in cash and short-term investments              121,790              (85,560)               38,924
 Cash and Short-Term Investments, Beginning of Year                      348,858              431,418               392,494
                                                                  --------------        -------------        --------------
                    CASH AND SHORT-TERM INVESTMENTS, END OF YEAR        $467,648             $348,858              $431,418
                                                                  --------------        -------------        --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transaction
 Stock compensation of capital contribution from parent                    5,071                   --                    --
 Common and Preferred stock acquired in satisfaction of debt                  --                   --                 2,173

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                      2006                   2005                   2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP NET INCOME                                                      $ 312,900              $ 288,133              $ 450,396
Deferral and amortization of policy acquisition costs, net             (69,341)              (252,771)              (389,629)
Change in unearned revenue reserve                                     120,820                120,513                108,301
Deferred taxes                                                         (57,573)               (63,142)                43,719
Separate account expense allowance                                     143,649                 25,180                168,013
Benefit reserve adjustment                                             (91,421)                73,673                (14,581)
Prepaid reinsurance adjustment                                             615                 (1,861)                (9,068)
Reinsurance                                                                 --                     --                 (9,123)
Dividends received from affiliates                                          --                     --                  2,000
Sales inducements                                                      (21,576)               (32,256)               (58,330)
Cumulative effect of GAAP accounting change                                 --                     --                 31,151
Other, net                                                                 638                 61,623                (66,170)
                                                                   -----------            -----------            -----------
                                        STATUTORY NET INCOME          $338,711               $219,092               $256,679
                                                                   -----------            -----------            -----------

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
GAAP STOCKHOLDER'S EQUITY                                                $ 3,916,947         $ 3,672,466         $ 3,332,247
Deferred policy acquisition costs                                         (4,583,199)         (4,508,206)         (4,164,021)
Unearned revenue reserve                                                     648,448             524,372             408,737
Deferred taxes                                                               383,837             383,486             481,245
Separate account expense allowance                                         2,089,536           1,946,328           1,920,061
Unrealized gains on investments                                             (117,113)            (46,341)           (226,613)
Benefit reserve adjustment                                                  (274,921)            (46,363)            281,742
Asset valuation reserve                                                      (41,544)            (34,749)            (30,117)
Interest maintenance reserve                                                      --             (17,845)            (28,254)
Prepaid reinsurance premium                                                  (33,931)            (27,377)            (47,089)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                           (200,371)           (200,192)           (200,222)
Other, net                                                                    50,090              14,787            (249,624)
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $1,667,679          $1,490,266          $1,307,992
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2 ) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2006 and 2005, the Company had $8,037,610 and $5,867,604,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2006 and 2005 totaled $22,702 and $16,846, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2006 (including general and separate account liabilities) are as follows:

                                                                     % OF
                                                   AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment                          $30,446          0.04%
At book value, less current surrender charge          952,987          1.29%
 of 5% or more
At market value                                    70,259,363         95.13%
                                                -------------       -------
      TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     71,242,796         96.46%
                                                -------------       -------
At book value without adjustment (minimal or        2,515,752          3.41%
 no charge or adjustment):
Not subject to discretionary withdrawal:              300,004          0.41%
                                                -------------       -------
                                  TOTAL, GROSS     74,058,552        100.27%
Reinsurance ceded                                    (200,000)        (0.27)%
                                                -------------       -------
                                    TOTAL, NET    $73,858,552        100.00%
                                                -------------       -------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)         $3,397,224
 Exhibit 5, Supplementary Contract Section,             4,252
  Total (net)
 Exhibit 7, Deposit-Type Contracts Section,            80,785
  Column 1, Line 14
                                                -------------
                                      SUBTOTAL      3,482,261
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                 70,376,291
 Exhibit 3, Column 2, Line 0399999                         --
 Policyholder dividend and coupon                          --
  accumulations
 Policyholder premiums                                     --
 Guaranteed interest contracts                             --
 Other contract deposit funds                              --
                                                -------------
                                      SUBTOTAL     70,376,291
                                                -------------
                                COMBINED TOTAL    $73,858,552
                                                -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 46) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2006 and 2005.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $41,544 and $34,749 as of December 31, 2006, 2005 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2006 and 2005 were $(525) and $17,845 respectively. The 2006 IMR balance was an asset balance and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The 2005 IMR balance is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The net capital (losses) gains captured in the IMR, net of taxes, in 2006, 2005 and 2004 were $(15,707), $(2,530) and $6,582, respectively.
The amount of expense amortized from the IMR net of taxes in 2006, 2005 and 2004 included in the Company's Statements of Operations, was $2,664, $7,879 and $7,642, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $0, $2,219 and $1,838 for the years ended December 31, 2006, 2005 and 2004. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $0, $0 and $5 for the years ended December 31, 2006, 2005 and 2004, respectively

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 88 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No. 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                              2006         2005         2004
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                  $306,123     $301,532     $294,245
Interest income from policy loans               21,199       22,418       18,432
Interest and dividends from other
 investments                                    19,168        9,901       17,497
                                           -----------  -----------  -----------
Gross investment income                        346,490      333,851      330,174
Less: investment expenses                        7,143        6,923        5,493
                                           -----------  -----------  -----------
                    NET INVESTMENT INCOME     $339,347     $326,928     $324,681
                                           -----------  -----------  -----------

(B)  COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS

                                2006              2005              2004
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                          $95,839           $108,881         $236,408
Gross unrealized capital
 losses                         (62,923)           (67,624)         (14,758)
                              ---------       ------------       ----------
Net unrealized capital gains     32,916             41,257          221,650
Balance, beginning of year       41,257            221,650          167,928
                              ---------       ------------       ----------
    CHANGE IN NET UNREALIZED
      CAPITAL (LOSSES) GAINS
     ON BONDS AND SHORT-TERM
                 INVESTMENTS    $(8,341)         $(180,393)         $53,722
                              ---------       ------------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Gross unrealized capital gains       $3,778          $1,002            $558
Gross unrealized capital losses     (36,376)        (31,971)        (31,533)
                                  ---------       ---------       ---------
Net unrealized capital losses       (32,598)        (30,969)        (30,975)
Balance, beginning of year          (30,969)        (30,975)        (30,501)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
                  (LOSSES) GAINS
  ON COMMON STOCKS AND PREFERRED
                          STOCKS    $(1,629)             $6           $(474)
                                  ---------       ---------       ---------

(D)  COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                    2006            2005            2004
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $(19,176)         $(912)         $21,229
Common stocks                            43             --             (266)
Preferred stocks                       (502)            --               --
Other invested assets               (40,976)        (7,003)          (5,798)
                                 ----------       --------       ----------
Realized capital losses             (60,611)        (7,915)          15,165
Capital gains tax benefit            (4,248)        (5,439)          23,483
                                 ----------       --------       ----------
Net realized capital losses,
 after tax                          (56,363)        (2,476)          (8,318)
Less: amounts transferred to
 IMR                                (15,707)        (2,530)           6,582
                                 ----------       --------       ----------
  NET REALIZED CAPITAL (LOSSES)
               GAINS, AFTER TAX    $(40,656)           $54         $(14,900)
                                 ----------       --------       ----------

For the years ended December 31, 2006, 2005 and 2004, sales of bonds and short-term investments resulted in proceeds of $1,771,232, $2,440,767 and $1,868,164, gross realized capital gains of $9,836, $18,351 and $25,465, and gross realized capital losses of $29,012, $19,087 and $2,900 respectively, before transfers to the IMR.

For the years ended December 31, 2006, 2005 and 2004, sales of common and preferred stocks resulted in proceeds of $24,070, $0 and $1,814, gross realized capital gains of $43, $0 and $50, and gross realized capital losses of $502, $0 and $314, respectively.

(E)  INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussion below. During the year 2006 and 2005, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2006 and 2005, were $8,246,014 and $6,094,961, respectively. The fair value of derivative instruments are priced via valuation models, which utilize market data, or broker quotations. The fair value of derivative instruments held at December 31, 2006 and 2005, were $212,798 and $118,523, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2006 and 2005, interest rate swaps used in cash flow hedge relationships had a notional value of $195,000 and $270,000, respectively, and a fair value of $(2,860) and $(5,887), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2006 and 2005, foreign currency swaps used in cash flow hedge relationships had a notional value $159,723 and $124,803, respectively, and a fair value of $(19,605) and $(8,008), respectively, and a carrying value of $0.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2006 and 2005, of $7,500 and $0, respectively, a fair value of $(75) and $0, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2006 and 2005, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,054,077 and $1,016,000, respectively, and a fair value of $2,594 and $333, respectively, and a carrying value of $2,594 and $333, respectively. As of December 31, 2006 and 2005, the average fair value for interest rate caps and swaptions was $1,549 and $619, respectively, in asset value. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(235) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2006 and 2005, credit default swaps had a notional value of $88,000 and $15,500, respectively, and a fair value of $(379) and $(106), respectively, and a carrying value of $(379) and $(106), respectively. As of December 31, 2006 and 2005, the average fair value for credit default swaps was $(82) and $(76), respectively. For the years ended December 31, 2006, 2005 and 2004, credit derivatives reported loss of $(19), gain of $641 and $28, respectively, in realized capital gains and losses.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN AND INTEREST RATE SWAP
CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Asia, and Far East ("EAFE") and equity volatility swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $5,708,864 and $3,525,973, respectively, and a fair value of $235,076 and $118,557, respectively, and a carrying value of $235,076 and $118,557, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $163,735 and $39,313, respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of

$(25,898), $(753) and $0, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2006 and 2005, interest rate swaps had a notional value of $616,500 and $0, respectively, and a fair value of $(2,941) and $0, respectively, and a carrying value of $(2,941) and $0, respectively. As of December 31, 2006 and 2005, the average fair value the derivative contracts in this strategy was $(919) and $0, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a gain of $772 in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

EQUITY INDEX OPTIONS: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2006 and 2005, derivative contracts in this strategy had a notional value $375,850 and $1,142,185, respectively, and a fair value of $1,271 and $13,456, respectively, and a carrying value of $1,271 and $13,456, respectively. As of December 31, 2006 and 2005, the average fair value of the derivative contracts in this strategy was $4,651 and $1,121, respectively. For the year ended December 31, 2006, derivative contracts in this strategy reported a loss of $(6,573) in realized capital gains and losses. During the years 2005 and 2004, there were no realized gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2006 and 2005, foreign currency swaps and forwards had a notional value $40,000 and $0, respectively, and a fair value of $(283) and $0, respectively, and a carrying value of $(283) and $0, respectively. As of December 31, 2006 and 2005, the average fair value for foreign currency derivatives was $264 and $(1,517), respectively. For the years ended December 31, 2006, 2005 and 2004, derivative contracts in this strategy reported a loss of $(805), $(1,788) and $0, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2006 and 2005, the warrants had a notional value of $500 and a fair value of $0 and $178, respectively, and a carrying value of $0 and $178, respectively. As of December 31, 2006 and 2005, the average fair value of the warrants was $105 and $300, respectively. There were no realized gains and losses during the years 2006, 2005 and 2004.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimized the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F)  CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than certain U.S. government and government agencies as of December 31, 2006 and 2005.

(G)  BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                             DECEMBER 31, 2006
                                                                      GROSS                     GROSS                 ESTIMATED
                                             STATEMENT             UNREALIZED                 UNREALIZED                FAIR
                                               VALUE                  GAINS                     LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                     $24,639                   $2                      $(172)                 $24,469
 -- Guaranteed and sponsored --                  669,419                5,876                     (7,797)                 667,498
  asset-backed
States, municipalities and political              36,164                   --                     (1,267)                  34,897
 subdivisions
International governments                         37,345                1,704                       (447)                  38,602
Public utilities                                 450,849                7,852                     (8,749)                 449,952
All other corporate -- excluding               2,118,796               56,768                    (29,167)               2,146,397
 asset-backed
All other corporate -- asset-backed            1,672,157               23,637                    (15,324)               1,680,470
Short-term investments                           395,954                   --                         --                  395,954
Parents, subsidiaries and affiliates              27,225                   --                         --                   27,225
                                           -------------            ---------                 ----------            -------------
   TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                   $(62,923)              $5,465,464
                                           -------------            ---------                 ----------            -------------

                                                                             DECEMBER 31, 2006
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,922              $1,448                        $(9)                   $7,361
Common stock -- affiliated                   36,884                  --                    (31,069)                    5,815
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,806              $1,448                   $(31,078)                  $13,176
                                          ---------            --------                 ----------                 ---------

                                                                           DECEMBER 31, 2006
                                                                         GROSS                     GROSS               ESTIMATED
                                             STATEMENT                 UNREALIZED               UNREALIZED               FAIR
                                               VALUE                     GAINS                    LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------
               TOTAL PREFERRED STOCKS          $232,674                   $2,330                   $(5,298)              $229,706
                                            -----------                 --------                 ---------            -----------

                                                                            DECEMBER 31, 2005
                                                                     GROSS                      GROSS                 ESTIMATED
                                           STATEMENT              UNREALIZED                  UNREALIZED                FAIR
                                             VALUE                   GAINS                      LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies
 and
authorities:
 -- Guaranteed and sponsored                   $14,009                    $14                       $(94)                 $13,929
 -- Guaranteed and sponsored --                670,257                  1,326                    (10,434)                 661,149
  asset-backed
States, municipalities and political            36,173                    681                       (299)                  36,555
 subdivisions
International governments                       46,486                  4,615                       (564)                  50,537
Public utilities                               429,209                  7,123                     (5,579)                 430,753
All other corporate -- excluding             2,519,951                 70,032                    (33,027)               2,556,956
 asset-backed
All other corporate -- asset-backed          1,699,360                 25,090                    (17,627)               1,706,823
Short-term investments                         291,172                     --                         --                  291,172
Parents, subsidiaries and affiliates            61,725                     --                         --                   61,725
                                         -------------            -----------                 ----------            -------------
 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,768,342               $108,881                   $(67,624)              $5,809,599
                                         -------------            -----------                 ----------            -------------

                                                                             DECEMBER 31, 2005
                                                                GROSS                     GROSS                    ESTIMATED
                                                              UNREALIZED                UNREALIZED                   FAIR
                                            COST                GAINS                     LOSSES                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                 $5,559              $1,002                        $(8)                   $6,553
Common stock -- affiliated                   36,884                  --                    (31,645)                    5,239
                                          ---------            --------                 ----------                 ---------
                     TOTAL COMMON STOCKS    $42,443              $1,002                   $(31,653)                  $11,792
                                          ---------            --------                 ----------                 ---------

                                                                          DECEMBER 31, 2005
                                                                    GROSS                   GROSS                  ESTIMATED
                                          STATEMENT               UNREALIZED             UNREALIZED                  FAIR
                                            VALUE                   GAINS                  LOSSES                    VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated             $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------
             TOTAL PREFERRED STOCKS         $13,253                  $ --                    $(318)                  $12,935
                                          ---------                  ----                  -------                 ---------

The statement value and estimated fair value of bonds at December 31, 2006 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      STATEMENT      ESTIMATED
                                                        VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                  $764,400       $766,809
Due after one year through five years                   1,637,293      1,647,996
Due after five years through ten years                  1,968,897      1,981,763
Due after ten years                                     1,061,958      1,068,896
                                                    -------------  -------------
                                             TOTAL     $5,432,548     $5,465,464
                                                    -------------  -------------

At December 31, 2006 and 2005, securities with a statement value of $3,509 and $3,508, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H)  MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding during 2006 were 9.38% and 5.26% and 9.50% and 5.78% during 2006 and 2005, respectively. During 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2006 and 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2006 and 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2006 and 2005.

(I)  RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2006, 2005 and 2004 was $0, $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 2006, 2005, and 2004 were $0, $0 and $157, respectively.

(J)  FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2006                             2005
                                                                                     ESTIMATED                        ESTIMATED
                                                                  STATEMENT             FAIR       STATEMENT             FAIR
                                                                    VALUE              VALUE         VALUE              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $5,432,548          5,465,464    $5,768,342         $5,809,599
 Preferred stocks                                                     232,674            229,706        13,254             12,935
 Common stocks                                                         13,176             13,176        11,792             11,792
 Mortgage loans                                                       160,595            159,537        98,529             99,287
 Derivative related assets                                            244,422            226,994       135,699            124,391
 Policy loans                                                         324,631            324,631       323,911            323,911
 Other invested assets                                                 26,759             26,759        25,646             25,646
LIABILITIES
 Liability for deposit type contracts                                 $80,785            $80,785      $100,325           $100,325
 Derivative related liabilities                                         9,084             14,196         3,281              5,868
                                                                 ------------       ------------  ------------       ------------

[1] INCLUDED DERIVATIVES HELD FOR OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES WITH A FAIR VALUE ASSET POSITION OF $238,901 AND LIABILITY POSITION OF $3,562.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $76,090 and $128,082, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $192 $159 and $230 for the years ended December 31, 2006, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, collateral pledged of $7,889 and $8,058, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2006 and 2005, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $225,602 and $202,196, respectively. At December 31, 2006 and 2005, cash collateral of $172,047 and $163,680, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                              LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                               AMORTIZED                           UNREALIZED      AMORTIZED                         UNREALIZED
                                  COST         FAIR VALUE            LOSSES           COST         FAIR VALUE          LOSSES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored         $7,988          $7,967                $(21)        $11,657         $11,506               $(151)
 -- guaranteed & sponsored
 -- asset backed                   57,489          56,968                (521)        302,471         295,195              (7,276)
States, municipalities &
 political subdivisions            26,164          25,591                (573)         10,000           9,306                (694)
International Governments              --              --                  --          14,663          14,216                (447)
Public utilities                   99,646          98,353              (1,293)        171,165         163,709              (7,456)
All other corporate including
 international                    465,006         459,063              (5,943)        671,415         648,191             (23,224)
All other corporate -- asset
 backed                           317,346         314,913              (2,433)        561,586         548,695             (12,891)
                               ----------      ----------          ----------      ----------      ----------          ----------
       TOTAL FIXED MATURITIES     973,639         962,855             (10,784)      1,742,957       1,690,818             (52,139)
Common stock --unaffiliated            --              --                  --             516             507                  (9)
Common stock -- affiliated             --              --                  --          36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                      83,674          82,501              (1,173)         99,048          94,923              (4,125)
                               ----------      ----------          ----------      ----------      ----------          ----------
                 TOTAL EQUITY      83,674          82,501              (1,173)        136,448         101,245             (35,203)
                               ----------      ----------          ----------      ----------      ----------          ----------
             TOTAL SECURITIES  $1,057,313      $1,045,356            $(11,957)     $1,879,405      $1,792,063            $(87,342)
                               ----------      ----------          ----------      ----------      ----------          ----------

                               12 MONTHS OR MORE         TOTAL
                               UNREALIZED ED                           UNREALIZED
                               LOSSES COST         FAIR VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $19,645         $19,473               $(172)
 -- guaranteed & sponsored
 -- asset backed                      359,960         352,163              (7,797)
States, municipalities &
 political subdivisions                36,164          34,897              (1,267)
International Governments              14,663          14,216                (447)
Public utilities                      270,811         262,062              (8,749)
All other corporate including
 international                      1,136,421       1,107,254             (29,167)
All other corporate -- asset
 backed                               878,932         863,608             (15,324)
                                   ----------      ----------          ----------
       TOTAL FIXED MATURITIES       2,716,596       2,653,673             (62,923)
Common stock --unaffiliated               516             507                  (9)
Common stock -- affiliated             36,884           5,815             (31,069)
Preferred stock --
 unaffiliated                         182,722         177,424              (5,298)
                                   ----------      ----------          ----------
                 TOTAL EQUITY         220,122         183,746             (36,376)
                                   ----------      ----------          ----------
             TOTAL SECURITIES      $2,936,718      $2,837,419            $(99,299)
                                   ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The Company held no securities as of December 31, 2006 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                    LESS THAN 12 MONTHS                                    12 MONTHS OR MORE
                     AMORTIZED                           UNREALIZED          AMORTIZED                             UNREALIZED
                        COST         FAIR VALUE            LOSSES               COST             FAIR VALUE          LOSSES
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored             $10,334         $10,315                $(19)             $2,596              $2,521                $(75)
 -- guaranteed &
 sponsored
 -- asset backed        432,499         424,183              (8,316)             58,018              55,900              (2,118)
States,
 municipalities &
 political
 subdivisions            11,173          10,875                (298)                 --                  --                  --
International
 Governments              5,206           5,119                 (87)             11,024              10,547                (477)
Public utilities        170,756         166,127              (4,629)             26,193              25,243                (950)
All other corporate
 including
 international        1,014,471         988,970             (25,501)            190,306             182,781              (7,525)
All other corporate
 --asset backed         682,612         670,729             (11,883)            215,025             209,281              (5,744)
                     ----------      ----------          ----------          ----------          ----------          ----------
        TOTAL FIXED
         MATURITIES   2,327,051       2,276,318             (50,733)            503,162             486,272             (16,890)
Common stock --
 unaffiliated               491             488                  (3)                  5                  --                  (5)
Common stock --
 affiliated                  --              --                  --              36,884               5,239             (31,645)
Preferred stock --
 unaffiliated            13,253          12,935                (318)                 --                  --                  --
                     ----------      ----------          ----------          ----------          ----------          ----------
       TOTAL EQUITY      13,744          13,423                (321)             36,889               5,239             (31,650)
                     ----------      ----------          ----------          ----------          ----------          ----------
   TOTAL SECURITIES  $2,340,795      $2,289,741            $(51,054)           $540,051            $491,511            $(48,540)
                     ----------      ----------          ----------          ----------          ----------          ----------

                     12 MONTHS OR MORE         TOTAL
                     UNREALIZED ED                           UNREALIZED
                     LOSSES COST         FAIR VALUE            LOSSES
-------------------  ------------------------------------------------------
U.S. Gov't and
 Gov't agencies &
 authorities
 -- guaranteed &
  sponsored                 $12,930         $12,836                $(94)
 -- guaranteed &
 sponsored
 -- asset backed            490,517         480,083             (10,434)
States,
 municipalities &
 political
 subdivisions                11,173          10,874                (298)
International
 Governments                 16,230          15,666                (564)
Public utilities            196,949         191,370              (5,579)
All other corporate
 including
 international            1,204,777       1,171,750             (33,026)
All other corporate
 --asset backed             897,637         880,010             (17,627)
                         ----------      ----------          ----------
        TOTAL FIXED
         MATURITIES       2,830,213       2,762,589             (67,623)
Common stock --
 unaffiliated                   496             488                  (8)
Common stock --
 affiliated                  36,884           5,239             (31,645)
Preferred stock --
 unaffiliated                13,253          12,935                (318)
                         ----------      ----------          ----------
       TOTAL EQUITY          50,633          18,662             (31,971)
                         ----------      ----------          ----------
   TOTAL SECURITIES      $2,880,846      $2,781,251            $(99,594)
                         ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2006 and 2005. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4.  INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset as of December 31, are as follows:

                                                     2006            2005
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted and
 non-admitted)                                      $598,106        $539,349
Total of all deferred tax liabilities                (44,644)        (36,378)
                                                  ----------      ----------
Net deferred assets (admitted and non-admitted)      553,462         502,971
Net admitted deferred assets                          91,537          87,160
                                                  ----------      ----------
Total deferred tax assets non-admitted              $461,925        $415,811
Increase in deferred taxes non-admitted              $46,114         $95,460
                                                  ----------      ----------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2006 and 2005. The Company distributed the entire balance of the PSA of $88 million in 2006, thereby permanently eliminating the potential tax of $31 million.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
Federal                                $31,961        $42,463       $(87,470)
Federal income tax on capital gains     (4,248)        (5,439)        23,483
                                     ---------      ---------      ---------
      CURRENT INCOME TAXES INCURRED    $27,713        $37,024       $(63,987)
                                     ---------      ---------      ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                              2006        2005      CHANGE
--------------------------------------------------------------------------------
Reserves                                      $50,141     $53,335    $(3,194)
Tax DAC                                       266,428     252,114     14,314
Unrealized Gains                               28,465          --     28,465
Bonds                                          30,220       9,114     21,106
Net Operating Losses
 carryforward/Alternative Minimum Tax
 credit                                       184,765     168,737     16,028
Software project deferrel                          --       2,763     (2,763)
Other                                          38,087      53,286    (15,199)
                                           ----------  ----------  ---------
                TOTAL DEFERRED TAX ASSETS    $598,106    $539,349    $58,757
                                           ----------  ----------  ---------
         DEFERRED TAX ASSETS NON-ADMITTED    $461,925    $415,811    $46,114
                                           ----------  ----------  ---------

Deferred tax liabilities resulting from book/tax difference:

                                        2006           2005          CHANGE
--------------------------------------------------------------------------------
Bonds                                  $(21,397)      $(17,000)      $(4,397)
Accrued deferred compensation            (4,627)        (5,475)          848
Deferred and uncollected                (17,661)       (13,010)       (4,651)
Other                                      (959)          (893)          (66)
                                      ---------      ---------      --------
      TOTAL DEFERRED TAX LIABILITIES   $(44,644)      $(36,378)      $(8,266)
                                      ---------      ---------      --------

                                      2006            2005          CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets            $598,106        $539,349        $58,757
Total deferred tax liabilities        (44,644)        (36,378)        (8,266)
                                   ----------      ----------      ---------
Net deferred tax asset
 (liability)                         $553,462        $502,971        $50,491
Less: Change in deferred tax on
 unrealized gains (losses)                                            20,015
                                                                   ---------
Adjustment change in net deferred
 income tax                                                          $30,476
                                                                   ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Benefit for the following reasons:

                                                    EFFECTIVE                      EFFECTIVE                         EFFECTIVE
                                                       TAX                            TAX                               TAX
                                    2006               RATE          2005            RATE            2004               RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory rate     $128,249            35.0%         $89,641           35.0%         $67,442            35.0%
Tax preferred investments           (107,070)          (29.2)%       (114,783)         (44.8)%        (78,652)          (40.8)%
Unrealized gains/losses                   --              --               --             --           (5,367)           (2.8)%
IMR adjustment                        (6,430)           (1.8)%         (3,643)          (1.4)%           (369)           (0.2)%
1998-2001 IRS audit                       --              --               --             --         (102,502)          (53.2)%
2005 Tax Return true up
 adjustment                           (3,636)           (1.0)%             --             --               --              --
Foreign Tax Credits                  (11,157)           (3.0)%             --             --               --              --
Other                                 (2,719)           (0.7)%         (1,526)          (0.6)%          3,872             2.0%
                                 -----------          ------      -----------      ---------      -----------          ------
                          TOTAL      $(2,763)           (0.7)%       $(30,311)         (11.8)%      $(115,576)            (60)%
                                 -----------          ------      -----------      ---------      -----------          ------

                                               EFFECTIVE                        EFFECTIVE                           EFFECTIVE
                                                  TAX                              TAX                                 TAX
                               2006              RATE           2005               RATE            2004                RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                  $27,713            6.8%          $37,025            14.4%           $(63,987)          (33.2)%
Change in net deferred
 income taxes                  (30,476)          (7.5)%         (67,336)          (26.2)%           (51,589)          (26.8)%
                             ---------          -----        ----------          ------        ------------          ------
     TOTAL STATUTORY INCOME
                      TAXES    $(2,763)          (0.7)%        $(30,311)          (11.8)%         $(115,576)          (60.0)%
                             ---------          -----        ----------          ------        ------------          ------

(e) The Company has a foreign tax credit carry forward from 2005 of $5,761 which will expire in 2015. As of December 31, 2006, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2006      $55,681
2005      $41,532
2004       $7,825

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5.  REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $240,690 in 2006, an increase of $3,876 from the 2005 balance of $236,814. The total amount of reinsurance credits taken for this agreement is $370,292 in 2006, an increase of $5,962 from the 2005 balance of $364,330.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to ceded and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $5,313, net of the recaptured premiums, as of December 31, 2006, and $38,462 as of December 31, 2005 and holds reserves of $28,863 and $38,462 at December 31, 2006 and 2005, respectively.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million.

The amount of reinsurance recoverables from reinsurers was $11,213 and $14,593 at December 31, 2006 and 2005, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,189,958    $1,385,824    $(1,152,935)         $6,422,847
Policy and Contract Claim Liabilities                                    $51,900       $13,508       $(32,773)            $32,635
Premium and Annuity Considerations                                    $9,936,139      $210,011      $(303,845)         $9,842,305
Death, Annuity, Disability and Other Benefits                           $275,788      $106,626       $(83,321)           $299,093
Surrenders and Other Fund Withdrawals                                $10,086,669      $673,938    $(1,706,377)         $9,054,230

2005                                                                  Direct        Assumed         Ceded                Net
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Reserves for Life and
 Accident and Health Policies                                         $5,709,495    $1,474,084    $(1,033,127)         $6,150,452
Policy and Contract Claim Liabilities                                    $21,717        $9,087        $(5,885)            $24,919
Premium and Annuity Considerations                                    $9,133,178      $270,423      $(251,264)         $9,152,337
Death, Annuity, Disability and Other Benefits                           $214,103      $115,716       $(49,707)           $280,112
Surrenders and Other Fund Withdrawals                                 $7,991,353      $624,025    $(1,640,814)         $6,974,564

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2004
Aggregate Reserves for Life and
Accident and Health Policies                                          $5,626,098    $1,483,460      $(948,528)         $6,161,030
Policy and Contract Claim Liabilities                                    $21,331       $14,491        $(8,942)            $26,880
Premium and Annuity Considerations                                   $11,712,335      $259,653      $(352,200)        $11,619,788
Death, Annuity, Disability and Other Benefits                           $196,436      $113,044       $(40,442)           $269,038
Surrenders and Other Fund Withdrawals                                 $6,150,801      $584,474    $(1,300,184)         $5,435,091

6.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2006
                                             Gross             Net of Loading
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

                                                            2005
                                             GROSS             NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,309               $3,798
Ordinary Renewal                                21,266               34,666
Group Life                                          34                   62
                                             ---------            ---------
                                      TOTAL    $24,609              $38,526
                                             ---------            ---------

7.  RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company provides Woodbury Financial Services ("WFS") with additional revenues to achieve break-even results on a pre-tax basis. Such additional revenues were $8.4 million and $8.7 million in 2006 and 2005, respectively.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2006 and 2005, the Company reported $10,339 and $329, respectively, as a receivable from and $30,498 and $34,130, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8.  PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,717, $8,226 and $31,786 for 2006, 2005 and 2004, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2006, 2005 or 2004.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2006 and 2005 and 2004 was $4,113 and $3,326 and $3,842,
respectively.

9.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2006 dividends of $115,000 were paid and no dividends were paid or declared in 2005 or 2004. The amount available for dividend in 2007 is approximately $288,226.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $31,718.

10.  SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $76,317,895 and $68,323,841 as of December 31, 2006 and 2005, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,237,941, $1,079,230 and $903,907 for the years ended December 31, 2006, 2005 and 2004, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2006 is as follows:

                                                                NONINDEXED
                                                                GUARANTEED                               NON-
                                                                LESS THAN           NONINDEXED        GUARANTEED
                                                                 OR EQUAL           GUARANTEED         SEPARATE
                                                                  TO 4%            MORE THAN 4%        ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1.  Premiums considerations or
  deposits for the year ended 2006                                 $ --                $ --             $6,907,634     $6,907,634
2.  Reserves @ year end                                              --                  --                     --             --
  I.  For accounts with assets at:                                   --                  --                     --             --
    a.  Market value                                                 --                  --             73,933,895     73,933,895
    b.  Amortized cost                                               --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    c.  Total reserves                                             $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------
  II.  By withdrawal characteristics:
    a.  Subject to discretionary withdrawal                        $ --                $ --                   $ --           $ --
    b.  With MVA adjustment                                          --                  --                     --             --
    c.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge of 5% or more                                 --                  --                     --             --
    d.  @ Market value                                               --                  --             73,816,967     73,816,967
    e.  @ BV without MV adjustment and with                          --                  --                     --             --
      surrender charge less than 5%                                  --                  --                     --             --
                                                                   ----                ----          -------------  -------------
    f.  Subtotal                                                   $ --                $ --            $73,816,967    $73,816,967
    g.  Not subject to discretionary withdrawal                      --                  --                116,928        116,928
                                                                   ----                ----          -------------  -------------
    h.  Total                                                      $ --                $ --            $73,933,895    $73,933,895
                                                                   ----                ----          -------------  -------------

Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                           2006                2005                2004
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $6,907,635          $6,181,003          $8,453,455
Transfer from Separate Accounts                                           (7,637,822)         (5,041,408)         (2,862,330)
                                                                       -------------       -------------       -------------
Net Transfer (from)/to Separate Accounts                                    (730,187)          1,139,595           5,591,125
Internal Exchanges & Other Separate Account Activity                          55,063              52,973              56,855
                                                                       -------------       -------------       -------------
Transfer (from)/to Separate Accounts on the Statement of Operations        $(675,124)         $1,192,568          $5,647,980
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A)  LITIGATION

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. As of December 31, 2006, The Hartford had a reserve of $83 million, pre-tax, for the market timing matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to The Hartford of these matters could exceed the reserve by an amount that would have a material adverse effect on The Hartford's consolidated results of operations or cash flows in a particular quarterly or annual period. It is also uncertain whether and to what extent the cost of any resolution of this matter would be allocated to Hartford Life and Annuity Insurance Company.

(B)  GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $308, $1,450 and $1,268 in 2006, 2005 and 2004, respectively, of which $279, $1,020 and $762 in 2006, 2005 and 2004, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,914 and $4,184 as of December 31, 2006 and 2005, respectively.

(C)  LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied by The Hartford's life insurance companies was $15,719, $16,470 and $16,738 in 2006, 2005 and 2004, respectively. Future minimum rental commitments are as follows:

2007                                                                     $14,235
2008                                                                      12,318
2009                                                                      10,540
2010                                                                       9,193
2011                                                                       1,907
Thereafter                                                                 1,871
                                                                       ---------
                                                                TOTAL    $50,064
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,891 $12,860 and $5,574 in 2006, 2005 and
2004, respectively.

(D)  TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, the utilization of capital loss carry forwards at the mutual fund level and appropriate levels of taxable income.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E)  FUNDING OBLIGATION

At December 31, 2006, the Company had an outstanding commitment totaling $2,747 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,957
 Bonds Exempt from U.S. Tax                                              46
 Other Bonds (unaffiliated)                                         287,867
 Bonds of Affiliates                                                  2,791
 Preferred Stocks (unaffiliated)                                     10,436
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           363
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                       9,591
 Real Estate                                                          2,472
 Contract loans                                                      21,199
 Cash/short-term Investments                                         12,461
 Derivative Instruments                                              (1,596)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                           (2,097)
                                                              -------------
                                     GROSS INVESTMENT INCOME        346,490
 Less: Investment Expenses                                            7,143
                                                              -------------
                                       NET INVESTMENT INCOME       $339,347
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $25,667
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                      $3,300
 Residential Mortgages                                                   --
 Commercial Mortgages                                               157,295
                                                              -------------
                                        TOTAL MORTGAGE LOANS       $160,595
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $160,595
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                               $1
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                              $27,225
 Preferred Stocks                                                        --
 Common Stocks                                                        5,815
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $764,400
 Over 1 year through 5 years                                      1,637,293
 Over 5 years through 10 years                                    1,968,897
 Over 10 years through 20 years                                     569,021
 Over 20 years                                                      492,937
                                                              -------------
                                           TOTAL BY MATURITY     $5,432,548
                                                              -------------

By Class -- Statement Value
 Class 1                                                         $3,900,797
 Class 2                                                          1,326,264
 Class 3                                                            158,142
 Class 4                                                             42,404
 Class 5                                                              3,247
 Class 6                                                              1,694
                                                              -------------
                                              TOTAL BY CLASS     $5,432,548
                                                              -------------
Total Publicly Traded                                            $4,195,959
Total Privately Placed                                            1,236,589
                                                              -------------
                                         TOTAL BY MAJOR TYPE     $5,432,548
                                                              -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                               $232,674
 Common Stocks -- Market Value                                       13,176
 Short-Term Investments -- Book Value                               395,954
 Options, Caps, and Floors Owned -- Statement Value                 252,319
 Options, Caps, and Floors Written and Inforce -- Statement              --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement             (16,981)
  Value
 Financial Futures Contracts Open -- Current Value                  507,822
 Cash on Deposit                                                     46,429
 Cash Equivalents                                                    25,265
LIFE INSURANCE IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                        81,570,479
 Credit Life                                                             --
 Group Life                                                         233,245
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                  $57,390
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                            $ --
 Ordinary                                                         5,497,483
 Credit Life                                                             --
 Group Life                                                           6,188
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                       3,405
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --
Group -- Involving Life Contingencies
 Amount on Deposit                                                     $ --
 Income Payable                                                          --

ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $41,044
 Deferred -- Fully Paid Account Balance                               76,894,814
 Deferred -- Not Fully Paid -- Account Balance                            82,691
Group:
 Amount of Income Payable                                                    $80
 Fully Paid Account Balance                                              411,353
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Ordinary                                                                 $1,235
 Group                                                                        --
 Credit                                                                       --
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $41,468
 Dividend Accumulations -- Account Balance                                   130
CLAIM PAYMENTS:
Group Accident & Health
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --
Other Accident & Health
 2006                                                                   $935,253
 2005                                                                    286,872
 2004                                                                     93,293
 2003                                                                    117,161
 2002                                                                     27,591
 Prior                                                                   761,542
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2006                                                                       $ --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 2002                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2006
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                        ADMITTED ASSETS AS
                                                                       GROSS INVESTMENT                  REPORTED IN THE
                                                                           HOLDINGS                      ANNUAL STATEMENT
                                                                 AMOUNT             PERCENT        AMOUNT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Investment Categories
1. Bonds
  1.1 U.S. treasury securities                                    $24,639              0.4          $24,639              0.4
  1.2 U.S. government agency and corporate obligations
   (excluding mortgage-backed securities):
    1.21 Issued by U.S. government agencies                            --               --               --               --
    1.22 Issued by U.S. government sponsored agencies                  --               --               --               --
  1.3 Foreign government (Including Canada, excluding
   mortgage-backed securities)                                      5,140              0.1            5,140              0.1
  1.4 Securities issued by states, territories and
   possessions and political subdivisions general
   obligations:
    1.41 State, territories and possessions general
     obligations                                                    1,164              0.0            1,164              0.0
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general obligations          --               --               --               --
    1.43 Revenue and assessment obligations                        35,000              0.5           35,000              0.5
    1.44 Industrial development and similar obligations                --               --               --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                           22,584              0.3           22,584              0.3
      1.512 Issued or guaranteed by FNMA and FHLMC                443,424              6.8          443,424              6.8
      1.513 Privately issued                                           --               --               --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA       130,524              2.0          130,524              2.0
      1.522 Issued by non-U.S. Government issuers and
       collateralized by mortgage-backed securities issued or
       guaranteed by agencies shown in Line 1.521                      --               --               --               --
      1.523 All other privately issued                          1,750,268             26.9        1,750,268             26.9
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by SVO)                                   2,035,538             31.3        2,035,538             31.3
  2.2 Unaffiliated foreign securities                             561,088              8.6          561,088              8.6
  2.3 Affiliated securities                                        27,225              0.4           27,225              0.4
3. Equity Interests:
  3.1 Investment in mutual funds                                    7,362              0.1            7,362              0.1
  3.2 Preferred stocks:
    3.21 Affiliated                                               232,675              3.6          232,675              3.6
    3.22 Unaffiliated                                                  --               --               --               --
  3.3 Publicly traded equity securities (excluding preferred stocks):
    3.31 Affiliated                                                    --               --               --               --
    3.32 Unaffiliated                                                  --               --               --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                 5,815              0.1            5,815              0.1
    3.42 Unaffiliated                                                  --               --               --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                    --               --               --               --
    3.52 Unaffiliated                                                  --               --               --               --
4. Mortgage loans:
  4.1 Construction and land development                                --               --               --               --
  4.2 Agricultural                                                  3,300              0.1            3,300              0.1
  4.3 Single family residential properties                             --               --               --               --
  4.4 Multifamily residential properties                               --               --               --               --
  4.5 Commercial loans                                            157,295              2.4          157,295              2.4
  4.6 Mezzanine real estate loans                                      --               --               --               --
5. Real estate investments:
  5.1 Property occupied by company                                 25,667              0.4           25,667              0.4
  5.2 Property held for production of income                           --               --               --               --
  5.3 Property held for sale                                           --               --               --               --
6. Policy loans                                                   324,631              5.0          324,631              5.0
7. Receivables for securities                                       1,090              0.0            1,090              0.0
8. Cash, cash equivalents and short-term investments              467,648              7.2          467,648              7.2
9. Other invested assets                                          244,362              3.8          244,362              3.8
                                                               ----------            -----       ----------            -----
10. TOTAL INVESTED ASSETS                                      $6,506,439            100.0       $6,506,439            100.0
                                                               ----------            -----       ----------            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                  DUE APRIL 1
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                 OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code                        0091     NAIC Company Code             71153     Employer's ID Number          39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on
 Page 2 of this annual statement.                                $6,768,243,570
2. Ten largest exposures to a single
 issuer/borrower/investment.

                                                                                                    4
                                                              2                                PERCENTAGE
1                                                             DESCRIPTION         3             OF TOTAL
ISSUER                                                        OF EXPOSURE      AMOUNT        ADMITTED ASSETS
------------------------------------------------------------------------------------------------------------------
  2.01 Hartford Stip                                          Bond            $146,056,217              2.158%
  2.02 Jpmorgan Prime MMF Agency Shares                       Bond             $93,077,196              1.375%
  2.03 Hartford Securities Lending Pool                       Bond             $53,000,000              0.783%
  2.04 Fortis Commerical Mortgage Portfolio Mortgage Loan     Bond             $49,620,112              0.733%
  2.05 Hutchison Whampoa Limited                              Bond             $45,995,714              0.680%
  2.06 CIT Group Inc                                          Bond             $41,722,055              0.616%
  2.07 Xstrata PLC                                            Bond             $38,088,679              0.563%
  2.08 BA Master Credit Card Trust MBNA                       Bond             $36,640,958              0.541%
  2.09 Wyeth                                                  Bond             $36,425,088              0.538%
  2.10 Progress Energy Inc                                    Bond             $36,143,753              0.534%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                1                 2
------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                  $3,900,797,090             57.634%
  3.02 NAIC-2                                                  $1,326,264,575             19.595%
  3.03 NAIC-3                                                    $158,141,862              2.337%
  3.04 NAIC-4                                                     $42,403,630              0.627%
  3.05 NAIC-5                                                      $3,246,862              0.048%
  3.06 NAIC-6                                                      $1,694,136               0.25%

PREFERRED STOCKS                                                     3                 4
-----------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                     $68,025,736              1.005%
  3.08 P/RP-2                                                    $116,176,095              1.716%
  3.09 P/RP-3                                                     $48,472,592              0.716%
  3.10 P/RP-4                                                               $              0.000%
  3.11 P/RP-5                                                               $              0.000%
  3.12 P/RP-6                                                               $              0.000%
4. Assets held in foreign investments:
  4.01 Are assets held in foreign investments less than 2.5%
   of the reporting entity's total admitted assets?                   Yes / /             No / /
  4.02 Total admitted assets held in foreign investments         $755,542,915             11.163%
  4.03 Foreign-currency-denominated investments                             $              0.000%
  4.04 Insurance liabilities denominated in that same
   foreign currency                                                         $              0.000%
  If response to 4.01 above is yes, responses are not
  required for interrogatories 5-10.
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
                                                                     1                 2
                                                              ---------------  -----------------
  5.01 Countries rated NAIC-1                                    $755,542,915             11.163%
  5.02 Countries rated NAIC-2                                               $              0.000%
  5.03 Countries rated NAIC-3 or below                                      $              0.000%

6. Two largest foreign investment exposures to a single
 country, categorized by the country's NAIC sovereign
 rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  6.01 Country: United Kingdom                                $161,385,383                2.384%
  6.02 Country: Australia                                     $101,366,275                1.498%
Countries rated NAIC-2:
  6.03 Country:                                                         $                 0.000%
  6.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  6.05 Country:                                                         $                 0.000%
  6.06 Country:                                                         $                 0.000%
                                                                   1                2
                                                              -----------  --------------------
7. Aggregate unhedged foreign currency exposure:                        $                 0.000%
8. Aggregate unhedged foreign currency exposure categorized
 by NAIC sovereign rating:
  8.01 Countries rated NAIC-1                                           $                 0.000%
  8.02 Countries rated NAIC-2                                           $                 0.000%
  8.03 Countries rated NAIC-3 or below                                  $                 0.000%
9. Two largest unhedged foreign currency exposures to a
 single country, categorized by the country's NAIC sovereign rating:
                                                                   1                2
                                                              -----------  --------------------
Countries rated NAIC-1:
  9.01 Country:                                                         $                 0.000%
  9.02 Country:                                                         $                 0.000%
Countries rated NAIC-2:
  9.03 Country:                                                         $                 0.000%
  9.04 Country:                                                         $                 0.000%
Countries rated NAIC-3 or below:
  9.05 Country:                                                         $                 0.000%
  9.06 Country:                                                         $                 0.000%
10. Ten largest non-sovereign (i.e. non-governmental)
 foreign issues:

1                                                             2
ISSUER                                                        NAIC RATING         3                 4
------------------------------------------------------------------------------------------------------------------
  10.01 HUTCHISON WHAMPOA LIMITED                             1FE              $45,995,714              0.680%
  10.02 COCA-COLA AMATIL LIMITED                              1                $29,824,479              0.441%
  10.03 STANDARD CHARTERED PLC                                RP3LFE           $27,487,000              0.406%
  10.04 EDIZIONE HOLDING                                      1FE              $24,980,047              0.369%
  10.05 FRANCE TELECOM                                        1FE              $24,630,932              0.364%
  10.06 SUMITOMO MITSUI FINANCIAL GROUP INC                   RP3LFE           $20,985,592              0.310%
  10.07 KBC GROEP NV                                          RP1L             $20,425,207              0.302%
  10.08 BT GROUP PLC                                          2FE              $20,046,413              0.296%
  10.09 HUNTER DOUGLAS NV                                     1               $20,000,0007              0.295%
  10.10 BNP RARIBAS                                           RP2L             $19,000,000              0.281%
11. Amounts and percentages of the reporting entity's total
 admitted assets held in Canadian investments and unhedged
 Canadian currency exposure:
  11.01 Are assets held in Canadian investments less than
   2.5% of the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 11.01 is yes, detail is not required for
     the remainder of Interrogatory 11.
  11.02 Total admitted assets held in Canadian Investments                    $197,901,325              2.924%
  11.03 Canadian currency-denominated investments                              $10,000,000              0.148%
  11.04 Canadian-denominated insurance liabilities                                       $              0.000%
  11.05 Unhedged Canadian currency exposure                                              $              0.000%
12. Report aggregate amounts and percentages of the
 reporting entity's total admitted assets held in
 investments with contractual sales restrictions.
  12.01 Are assets held in investments with contractual
   sales restrictions less than 2.5% of the reporting
   entity's total admitted assets?                                                   Yes x             No / /
     If response to 12.01 is yes, responses are not required
     for the remainder of Interrogatory 12.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  12.02 Aggregate statement value of investments with
   contractual sales restrictions:                                          $              0.000%
  12.03                                                                     $              0.000%
  12.04                                                                     $              0.000%
  12.05                                                                     $              0.000%

13. Amounts and percentages of admitted assets held in the
 largest 10 equity interests:
  13.01 Are assets held in equity interest less than 2.5% of
   the reporting entity's total admitted assets?                           Yes / /               No x
     If response to 13.01 above is yes, responses are not
     required for the remainder of Interrogatory 13.

1
NAME OF ISSUER                                                       2                 3
-----------------------------------------------------------------------------------------------------
  13.02 STANDARD CHARTERED PLC                                    $27,487,000              0.406%
  13.03 SUMITOMO MITSUI FINANCIAL GROUP INC                       $20,985,592              0.310%
  13.04 KBC GROEP NV                                              $20,425,207              0.302%
  13.05 WELLS FARGO & COMPANY                                     $20,381,727              0.301%
  13.06 BNP PARIBAS                                               $19,000,000              0.281%
  13.07 RESONA HOLDINGS INC                                       $14,086,859              0.208%
  13.08 NIB CAPITAL NV                                            $13,943,886              0.206%
  13.09 USB REALTY CORP                                           $11,199,552              0.165%
  13.10 RABOBANK NEDERLAND                                        $10,063,885              0.149%
  13.11 BANK OF IRELAND                                            $9,000,000              0.133%
14. Amounts and percentages of the reporting entity's total
 admitted assets held in nonaffiliated, privately placed
 equities:
  14.01 Are assets held in nonaffiliated, privately placed
   equities less than 2.5% of the reporting entity's total
   admitted assets?                                                     Yes x             No / /
     If response to 14.01 above is yes, responses are not
     required for the remainder of Interrogatory 14.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  14.02 Aggregate statement value of investments held in
   nonaffiliated, privately placed equities:                                $              0.000%
     Largest 3 investments held in nonaffiliated, privately
     placed equities:
  14.03                                                                     $              0.000%
  14.04                                                                     $              0.000%
  14.05                                                                     $              0.000%
15. Amounts and percentages of the reporting entity's total
 admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests
   less than 2.5% of the reporting entity's total admitted
   assets?                                                              Yes x             No / /
     If response to 15.01 above is yes, responses are not
     required for the remainder of Interrogatory 15.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
  15.02 Aggregate statement value of investments held in
   general partnership interests:                                           $              0.000%
     Largest 3 investments in general partnership interests:
  15.03                                                                     $              0.000%
  15.04                                                                     $              0.000%
  15.05                                                                     $              0.000%
16. Amounts and percentages of the reporting entity's total
 admitted assets held in mortgage loans:
  16.01 Are mortgage loans reported in Schedule B less than
   2.5% of the reporting entity's total admitted assets?                Yes x             No / /
     If response to 16.01 above is yes, responses are not
     required for the remainder of Interrogatory 16 and
     Interrogatory 17.

                             1                                       2                 3
-----------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
------------------------------------------------------------  ---------------  -----------------
  16.02                                                                     $              0.000%
  16.03                                                                     $              0.000%
  16.04                                                                     $              0.000%
  16.05                                                                     $              0.000%
  16.06                                                                     $              0.000%
  16.07                                                                     $              0.000%
  16.08                                                                     $              0.000%
  16.09                                                                     $              0.000%
  16.10                                                                     $              0.000%
  16.11                                                                     $              0.000%
Amount and percentage of the reporting entity's total
 admitted assets held in the following categories of
 mortgage loans:
                                                                   Loans
                                                              ---------------
  16.12 Construction loans                                                  $              0.000%
  16.13 Mortgage loans over 90 days past due                                $              0.000%
  16.14 Mortgage loans in the process of foreclosure                        $              0.000%
  16.15 Mortgage loans foreclosed                                           $              0.000%
  16.16 Restructured mortgage loans                                         $              0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                      COMMERCIAL                      AGRICULTURAL
         LOAN-TO-VALUE              1              2                3               4                5               6
---------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                       $           0.000%               $           0.000%               $           0.000%
  17.02 91% to 95%                      $           0.000%               $           0.000%               $           0.000%
  17.03 81% to 90%                      $           0.000%               $           0.000%               $           0.000%
  17.04 71% to 80%                      $           0.000%               $           0.000%               $           0.000%
  17.05 below 70%                       $           0.000%               $           0.000%               $           0.000%
18. Amounts and percentages of
 the reporting entity's total
 admitted assets held in each
 of the five largest
 investments in real estate:
  18.01 Are assets held in real                                                                       Yes x          No / /
   estate reported less than
   2.5% of the reporting
   entity's total admitted
   assets?
     If response to 18.01 above
     is yes, responses are not
     required for the remainder
     of Interrogatory 18.
  Largest five investments in
  any one parcel or group of
  contiguous parcels of real
  estate.
Description                                                                                          2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  18.02                                                                                                   $           0.000%
  18.03                                                                                                   $           0.000%
  18.04                                                                                                   $           0.000%
  18.05                                                                                                   $           0.000%
  18.06                                                                                                   $           0.000%
19. Report aggregate amounts
 and percentages of the
 reporting entity's total
 admitted assets held in
 mezzanine real estate loans.
  19.01 Are assets held in                                                                            Yes x          No / /
   investments held in
   mezzanine real estate loans
   less than 2.5% of the
   reporting entity's admitted
   asses?
     Is response to 19.01 is
     yes, responses are not
     required for the remainder
     of interrogatory 19.
               1                                                                                     2               3
-------------------------------  --------  --  ----------  ---  ----------  --  ----------  ---  ----------  --  ----------
                                                                                                 ----------      ----------
  19.02 Aggregate statement                                                                               $           0.000%
   value of investments held in
   mezzanine real estate loans
   Largest three investments
   held in mezzanine real
   estate loans.
  19.03                                                                                                   $           0.000%
  19.04                                                                                                   $           0.000%
  19.05                                                                                                   $           0.000%

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do not        $75,823,346              1.120%       $91,596,756        $80,846,277        $51,636,824
   include assets held as collateral for
   such transactions)
  20.02 Repurchase agreements                       $              0.000%                 $                  $                  $
  20.03 Reverse repurchase agreements               $              0.000%                 $                  $                  $
  20.04 Dollar repurchase agreements                $              0.000%                 $                  $                  $
  20.05 Dollar reverse repurchase                   $              0.000%                 $                  $                  $
   agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                                                    OWNED                                 WRITTEN
                                                            1                    2                   3               4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                                                    $                0.000%                $           0.000%
  21.02 Income generation                                          $                0.000%                $           0.000%
  21.03 Other                                           $252,319,121                3.728%                $           0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                              1                  2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                            $3,545,447              0.052%        $4,787,112         $3,829,791         $3,703,970
  21.02 Income generation                           $              0.000%                 $                  $                  $
  21.03 Replications                         $118,455              0.002%                 $                  $                  $
  21.04 Other                             $24,482,891              0.362%       $17,581,640        $26,276,153         $2,493,177

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   AT YEAR-END                               AT END OF EACH QUARTER
                                                                                 1st Qtr            2nd Qtr            3rd Qtr
                                               1                 2                  3                  4                  5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                                     $              0.000%                 $                  $                  $
  23.02 Income generation                           $              0.000%                 $                  $                  $
  23.03 Replications                                $              0.000%                 $                  $                  $
  23.04 Other                              $8,834,500              0.131%        $6,640,400         $1,716,050         $2,918,700

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(2)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(3)
(f)    Certificate of Incorporation of Hartford and Bylaws of Hartford.(2)
(g)    Contracts of Reinsurance.(4)
(h)    Form of Participation Agreement.(5)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(5)
(m)    Calculation.(5)
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61627, filed with the Securities and Exchange Commission on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61627, filed with the Securities and Exchange Commission on August 28, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-82866, on May 22, 2002.

(4) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Susan M. Hess                       Assistant Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Senior Vice President
Thomas P. Kalmbach                  Vice President and Actuary
Diane Krajewski                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President, General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-50280, filed on April 9, 2007.

ITEM 29.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
George R. Jay                   Chief Broker-Dealer Compliance Officer
Joseph F. Mahoney               Vice President
Thomas M. Marra                 President and Chief Executive Officer, Director
John C. Walters                 Executive Vice President

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of the Registration Statement dated November 1, 1999 and filed with the Commission on October 22, 1999.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas M. Marra, President, Chief Executive
  Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
  Accounting Officer*
John C. Walters, Executive Vice President,
  Director*                                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Jerry K. Scheinfeldt
  Director*                                                               Attorney-in-Fact
David M. Znamierowski, Executive Vice                              Date:  April 9, 2007
 President & Chief Investment Officer,
 Director*

333-82866

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.